UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

--------------------------------------------------

Manning & Napier Fund, Inc.

------------------------------------------------------------------------------------

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

------------------------------------------------------------------------------------

(Address of principal executive offices)(Zip Code)

Michele T. Mosca    290 Woodcliff Drive, Fairport, NY 14450

------------------------------------------------------------------------------------

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

----------------------------------

Date of fiscal year end: December 31

------------------------------------------------------------

Date of reporting period: January 1, 2018 through June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Manning & Napier Fund

Semi-Annual Report | June 30, 2018

www.manning-napier.com

REAL ESTATE SERIES

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$1,001.34	$5.51	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%

Class I

Actual	$1,000.00	$1,002.94	$4.27	0.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2018

(unaudited)

Top Ten Stock Holdings[2]

Equinix, Inc.	5.4%	Public Storage	2.7%
Simon Property Group, Inc.	5.1%	CoreCivic, Inc.	2.5%
Prologis, Inc.	4.4%	InterXion Holding N.V. (Netherlands)	2.5%
AvalonBay Communities, Inc.	3.7%	Boston Properties, Inc.	2.4%
Digital Realty Trust, Inc.	3.0%	Mid-America Apartment Communities, Inc.	2.3%
2As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 100.2%

Consumer Discretionary - 0.9%
Household Durables - 0.9%
DR Horton, Inc.	17,065	$699,665
Lennar Corp. - Class A	13,790	723,975
LGI Homes, Inc.*	12,040	695,069
NVR, Inc.*	245	727,736

Total Consumer Discretionary		2,846,445

Information Technology - 2.5%
IT Services - 2.5%
InterXion Holding N.V. (Netherlands)*	121,905	7,609,310

Real Estate - 96.8%
REITS - Apartments - 19.1%
American Campus Communities, Inc.	75,390	3,232,723
American Homes 4 Rent - Class A	291,170	6,458,151
Apartment Investment & Management Co. - Class A	108,430	4,586,589
AvalonBay Communities, Inc.	66,990	11,514,911
Bluerock Residential Growth REIT, Inc.	140,490	1,253,171
Equity Residential	108,215	6,892,213
Essex Property Trust, Inc.	15,135	3,618,324
Independence Realty Trust, Inc.	198,210	2,043,545
Invitation Homes, Inc.	253,630	5,848,708
Mid-America Apartment Communities, Inc.	71,790	7,227,099
UDR, Inc.	170,580	6,403,573

		59,079,007

REITS - Diversified - 24.5%
CatchMark Timber Trust, Inc. - Class A	407,425	5,186,520
Colony Capital, Inc.	335,236	2,091,873
CoreCivic, Inc.	323,535	7,729,251
Cousins Properties, Inc.	644,890	6,248,984
Crown Castle International Corp.	41,025	4,423,316
Digital Realty Trust, Inc.	83,025	9,263,930
Equinix, Inc.	39,175	16,840,941
Forest City Realty Trust, Inc. - Class A	133,125	3,036,581
Hibernia REIT plc (Ireland)[1]	1,606,740	2,814,530
Lamar Advertising Co. - Class A	31,140	2,127,173
Outfront Media, Inc.	98,480	1,915,436
Plymouth Industrial REIT, Inc.	44,320	709,120
STAG Industrial, Inc.	120,055	3,269,098
UMH Properties, Inc.	110,600	1,697,710
Vornado Realty Trust	81,695	6,038,894

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Diversified (continued)
Weyerhaeuser Co.	59,750	$2,178,485

		75,571,842

REITS - Health Care - 8.8%
Community Healthcare Trust, Inc.	114,430	3,418,024
HCP, Inc.	171,125	4,418,448
Healthcare Realty Trust, Inc.	109,090	3,172,337
Healthcare Trust of America, Inc. - Class A	123,150	3,320,124
Physicians Realty Trust	377,240	6,013,206
Ventas, Inc.	51,400	2,927,230
Welltower, Inc.	60,800	3,811,552

		27,080,921

REITS - Hotels - 4.9%
Apple Hospitality REIT, Inc.	145,275	2,597,517
Chesapeake Lodging Trust	74,740	2,364,774
Host Hotels & Resorts, Inc.	297,580	6,270,011
Sunstone Hotel Investors, Inc.	230,520	3,831,242

		15,063,544

REITS - Industrial - 8.7%
Americold Realty Trust	53,720	1,182,914
EastGroup Properties, Inc.	14,185	1,355,519
First Industrial Realty Trust, Inc.	111,815	3,727,912
Liberty Property Trust	121,685	5,394,296
Prologis, Inc.	207,255	13,614,581
Rexford Industrial Realty, Inc.	29,425	923,651
Terreno Realty Corp.	20,100	757,167

		26,956,040

REITS - Manufactured Homes - 3.1%
Equity LifeStyle Properties, Inc.	33,390	3,068,541
Sun Communities, Inc.	65,575	6,418,481

		9,487,022

REITS - Office Property - 7.3%
Alexandria Real Estate Equities, Inc.	11,970	1,510,255
Boston Properties, Inc.	59,035	7,404,170
Brandywine Realty Trust	370,515	6,254,293
Columbia Property Trust, Inc.	88,835	2,017,443
Tier REIT, Inc.	127,420	3,030,048
VEREIT, Inc.	337,030	2,507,503

		22,723,712

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Regional Malls - 6.7%
GGP, Inc.	143,045	$2,922,409
The Macerich Co.	35,100	1,994,733
Simon Property Group, Inc.	93,425	15,900,001

		20,817,143

REITS - Shopping Centers - 4.9%
Acadia Realty Trust	71,230	1,949,565
Regency Centers Corp.	54,682	3,394,659
Unibail-Rodamco-Westfield (France)[1]	17,790	3,917,161
Urban Edge Properties	252,260	5,769,186

		15,030,571

REITS - Single Tenant - 2.1%
Agree Realty Corp.	32,365	1,707,901
Getty Realty Corp.	89,995	2,535,159
National Retail Properties, Inc.	54,865	2,411,865

		6,654,925

REITS - Storage - 6.7%
CubeSmart	140,355	4,522,238
Extra Space Storage, Inc.	46,410	4,632,182
Jernigan Capital, Inc.	80,040	1,525,562
Life Storage, Inc.	16,181	1,574,573
Public Storage	36,945	8,381,343

		20,635,898

Total Real Estate		299,100,625

TOTAL COMMON STOCKS
(Identified Cost $281,158,924)		309,556,380

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Government Cash Management, Institutional Shares[2], 1.81%
(Identified Cost $807,357)	807,357	807,357

TOTAL INVESTMENTS - 100.5%
(Identified Cost $281,966,281)		310,363,737
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(1,570,814)

NET ASSETS - 100%		$308,792,923

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Investment Portfolio - June 30, 2018

(unaudited)

REITS - Real Estate Investment Trusts

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $281,966,281) (Note 2)	$310,363,737
Dividends receivable	978,371
Receivable for fund shares sold	112,115
Foreign tax reclaims receivable	5,883
Prepaid expenses	27,277

TOTAL ASSETS	311,487,383

LIABILITIES:

Accrued management fees (Note 3)	187,495
Accrued shareholder services fees (Class S) (Note 3)	50,732
Accrued fund accounting and administration fees (Note 3)	17,616
Accrued Chief Compliance Officer service fees (Note 3)	262
Payable for fund shares repurchased	2,372,521
Other payables and accrued expenses	65,834

TOTAL LIABILITIES	2,694,460

TOTAL NET ASSETS	$308,792,923

NET ASSETS CONSIST OF:

Capital stock	$252,326
Additional paid-in-capital	265,302,348
Undistributed net investment income	3,587,170
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	11,253,621
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	28,397,458

TOTAL NET ASSETS	$308,792,923

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($251,231,319/16,807,288 shares)	$14.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($57,561,604/8,425,296 shares)	$6.83

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $39,137)	$5,748,608

EXPENSES:

Management fees (Note 3)	1,099,585
Shareholder services fees (Class S) (Note 3)	304,129
Fund accounting and administration fees (Note 3)	34,642
Directors’ fees (Note 3)	10,716
Chief Compliance Officer service fees (Note 3)	2,150
Custodian fees	11,370
Miscellaneous	103,441

Total Expenses	1,566,033

NET INVESTMENT INCOME	4,182,575

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	8,900,167
Foreign currency and translation of other assets and liabilities	(1,200)

8,898,967

Net change in unrealized appreciation (depreciation) on-
Investments	(13,186,043)
Foreign currency and translation of other assets and liabilities	(85)

(13,186,128)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(4,287,161)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,586)

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,182,575	$5,130,544
Net realized gain (loss) on investments and foreign currency	8,898,967	16,002,452
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(13,186,128)	5,112,488

Net decrease from operations	(104,586)	26,245,484

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(4,348,614)
From net investment income (Class I)	—	(1,792,970)
From net realized gain on investments (Class S)	—	(9,828,514)
From net realized gain on investments (Class I)	—	(3,457,648)

Total distributions to shareholders	—	(19,427,746)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(9,671,857)	7,130,309

Net increase (decrease) in net assets	(9,776,443)	13,948,047

NET ASSETS:

Beginning of period	318,569,366	304,621,319

End of period (including undistributed net investment income of $3,587,170 and distributions in excess of net investment income of $595,405, respectively)	$308,792,923	$318,569,366

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.93		$14.48	$14.15	$15.46	$13.32	$14.57

Income from investment operations:
Net investment income[1]	0.19		0.24	0.22	0.24	0.44 [2]	0.24
Net realized and unrealized gain (loss) on investments	(0.17)		1.02	0.88	0.34	3.24	0.10

Total from investment operations	0.02		1.26	1.10	0.58	3.68	0.34

Less distributions to shareholders:
From net investment income	—		(0.25)	(0.27)	(0.24)	(0.44)	(0.21)
From net realized gain on investments	—		(0.56)	(0.50)	(1.65)	(1.10)	(1.38)

Total distributions to shareholders	—		(0.81)	(0.77)	(1.89)	(1.54)	(1.59)

Net asset value - End of period	$14.95		$14.93	$14.48	$14.15	$15.46	$13.32

Net assets - End of period (000’s omitted)	$251,231		$271,496	$278,322	$217,216	$231,188	$168,167

Total return[3]	0.13%		8.66%	7.91%	4.14%	28.14%	2.67%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%	[4]	1.10%	1.09%	1.09%	1.11%	1.12%
Net investment income	2.79%	[4]	1.58%	1.47%	1.54%	2.89% [2]	1.57%
Portfolio turnover	26%		42%	46%	57%	44%	40%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		0.00% [5]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 1.49%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.81		$7.03	$7.26	$8.86	$8.18	$9.55

Income from investment operations:
Net investment income[1]	0.10		0.14	0.11	0.16	0.29 [2]	0.19
Net realized and unrealized gain (loss) on investments	(0.08)		0.49	0.47	0.17	1.97	0.04

Total from investment operations	0.02		0.63	0.58	0.33	2.26	0.23

Less distributions to shareholders:
From net investment income	—		(0.29)	(0.31)	(0.28)	(0.48)	(0.22)
From net realized gain on investments	—		(0.56)	(0.50)	(1.65)	(1.10)	(1.38)

Total distributions to shareholders	—		(0.85)	(0.81)	(1.93)	(1.58)	(1.60)

Net asset value - End of period	$6.83		$6.81	$7.03	$7.26	$8.86	$8.18

Net assets - End of period (000’s omitted)	$57,562		$47,074	$26,300	$50,249	$50,513	$37,310

Total return[3]	0.29%		8.85%	8.17%	4.43%	28.44%	2.94%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.86%	[4]	0.85%	0.84%	0.84%	0.86%	0.87%
Net investment income	3.16%	[4]	1.95%	1.50%	1.81%	3.14% [2]	1.88%
Portfolio turnover	26%		42%	46%	57%	44%	40%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		0.00% [5]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.16 and the net investment income ratio would have been 1.74%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million each have been designated as Real Estate Series Class S common stock and Real Estate Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,846,445	$2,846,445	$—	$—
Information Technology	7,609,310	7,609,310	—	—
Real Estate	299,100,625	292,368,934	6,731,691	—
Mutual fund	807,357	807,357	—	—

Total assets	$310,363,737	$303,632,046	$6,731,691	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2018. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $78,453,601 and $80,788,670, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/2017
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,184,120	$16,537,785	2,903,019	$43,684,165
Reinvested	—	—	917,117	13,838,828
Repurchased	(2,563,449)	(35,809,555)	(4,857,374)	(73,411,141)

Total	(1,379,329)	$(19,271,770)	(1,037,238)	$(15,888,148)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/2017
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,510,666	$16,079,890	4,014,260	$29,420,634
Reinvested	—	—	622,410	4,295,968
Repurchased	(992,921)	(6,479,977)	(1,469,901)	(10,698,145)

Total	1,517,745	$9,599,913	3,166,769	$23,018,457

Approximately 65% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income	$6,084,677
Long-term capital gains	$13,343,069

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$281,980,864
Unrealized appreciation	35,639,664
Unrealized depreciation	(7,256,791)

Net unrealized appreciation	$28,382,873

17

Real Estate Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

For	11,111,135
Against	154,589
Abstain	38,449

18

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

INTERNATIONAL SERIES

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$ 962.72	$5.35	1.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%

Class I

Actual	$1,000.00	$ 963.11	$4.14	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.4%

Consumer Discretionary - 15.7%
Auto Components - 1.3%
Koito Manufacturing Co. Ltd. (Japan)[1]	17,100	$1,129,508
Magna International, Inc. (Canada)	19,250	1,119,579
Nemak S.A.B. de C.V. (Mexico)[2]	3,266,800	2,245,280
NGK Spark Plug Co. Ltd. (Japan)[1]	44,000	1,250,866

		5,745,233

Automobiles - 1.9%
Hero MotoCorp Ltd. (India)[1]	48,710	2,469,838
Maruti Suzuki India Ltd. (India)[1]	20,210	2,604,713
Suzuki Motor Corp. (Japan)[1]	64,100	3,532,430

		8,606,981

Diversified Consumer Services - 3.1%
China Maple Leaf Educational Systems Ltd. (China)*[1]	1,334,000	2,395,492
China Yuhua Education Corp. Ltd. (China)[1,2]	1,546,000	1,093,770
Fu Shou Yuan International Group Ltd. (China)[1]	3,874,000	4,360,026
New Oriental Education & Technology Group, Inc. - ADR (China)	28,225	2,671,779
TAL Education Group - ADR (China)*	29,555	1,087,624
Wisdom Education International Holdings Co. Ltd. (China)[1]	2,578,000	2,240,023

		13,848,714

Hotels, Restaurants & Leisure - 0.3%
Compass Group plc (United Kingdom)[1]	57,110	1,217,335

Household Durables - 1.7%
Crompton Greaves Consumer Electricals Ltd. (India)[1]	719,300	2,371,349
Kaufman & Broad S.A. (France)[1]	82,773	3,897,924
Techtronic Industries Co. Ltd. (Hong Kong)[1]	199,000	1,105,225

		7,374,498

Leisure Products - 1.7%
Trigano S.A. (France)[1]	26,385	4,680,965
Yamaha Corp. (Japan)[1]	54,200	2,812,856

		7,493,821

Media - 0.3%
Toho Co. Ltd. -Tokyo (Japan)[1]	35,600	1,192,387

Multiline Retail - 0.5%
Next plc (United Kingdom)[1]	15,940	1,268,803
Ryohin Keikaku Co. Ltd. (Japan)[1]	3,400	1,194,500

		2,463,303

Specialty Retail - 2.5%
Fnac Darty S.A. (France)*[1]	36,970	3,504,441
Future Lifestyle Fashions Ltd. (India)[1]	382,480	2,392,926
Industria de Diseno Textil S.A. (Spain)[1]	79,340	2,701,857

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
Maisons du Monde S.A. (France)[1,2]	66,650	$2,450,982

		11,050,206

Textiles, Apparel & Luxury Goods - 2.4%
ANTA Sports Products Ltd. (China)[1]	683,000	3,601,669
Burberry Group plc (United Kingdom)[1]	47,180	1,340,880
lululemon athletica, Inc. (United States)*	28,140	3,513,279
Luxottica Group S.p.A. (Italy)[1]	19,360	1,246,509
LVMH Moet Hennessy Louis Vuitton SE (France)[1]	3,470	1,152,107

		10,854,444

Total Consumer Discretionary		69,846,922

Consumer Staples - 8.7%
Beverages - 2.9%
Becle S.A.B. de C.V. (Mexico)	778,710	1,122,175
Diageo plc (United Kingdom)[1]	184,040	6,611,796
Treasury Wine Estates Ltd. (Australia)[1]	397,250	5,103,881

		12,837,852

Food & Staples Retailing - 1.2%
Matsumotokiyoshi Holdings Co. Ltd. (Japan)[1]	58,700	2,634,093
Metro, Inc. (Canada)	36,920	1,255,053
Sun Art Retail Group Ltd. (Hong Kong)[1]	1,072,500	1,399,154

		5,288,300

Food Products - 1.8%
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	596,480	1,162,611
Kerry Group plc - Class A (Ireland)[1]	52,995	5,535,849
Saputo, Inc. (Canada)	36,865	1,224,020

		7,922,480

Household Products - 0.5%
Lion Corp. (Japan)[1]	134,100	2,453,796

Personal Products - 2.0%
Beiersdorf AG (Germany)[1]	10,790	1,223,028
Hengan International Group Co. Ltd. (China)[1]	128,000	1,227,758
Kao Corp. (Japan)[1]	16,400	1,250,034
L’Oreal S.A. (France)[1]	5,150	1,269,614
Unilever plc - ADR (United Kingdom)	74,100	4,096,248

		9,066,682

Tobacco - 0.3%
Swedish Match AB (Sweden)[1]	25,700	1,270,138

Total Consumer Staples		38,839,248

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 8.7%
Energy Equipment & Services - 0.5%
Core Laboratories N.V. (United States)	17,545	$2,214,354

Oil, Gas & Consumable Fuels - 8.2%
Canadian Natural Resources Ltd. (Canada)	92,620	3,342,957
China Petroleum & Chemical Corp. - Class H (China)[1]	2,788,000	2,495,587
Eni S.p.A. (Italy)[1]	136,205	2,525,431
Galp Energia SGPS S.A. (Portugal)[1]	293,595	5,585,256
Repsol S.A. (Spain)*[1]	225,550	4,402,535
Repsol S.A. (Spain)*[1]	207,525	117,805
Royal Dutch Shell plc - Class B - ADR (Netherlands)	75,805	5,507,233
SK Innovation Co. Ltd. (South Korea)[1]	15,045	2,725,076
Suncor Energy, Inc. (Canada)	71,640	2,915,407
TOTAL S.A. (France)[1]	65,570	3,981,793
Vermilion Energy, Inc. (Canada)	76,555	2,760,790

Total Energy		38,574,224

Financials - 12.9%
Banks - 6.4%
Banco Comercial Portugues S.A. (Portugal)*[1]	7,256,480	2,169,919
CaixaBank S.A. (Spain)[1]	538,030	2,315,837
Credit Agricole S.A. (France)[1]	166,000	2,203,243
Erste Group Bank AG (Austria)[1]	56,980	2,375,494
Eurobank Ergasias S.A. (Greece)*[1]	2,390,060	2,485,128
FinecoBank Banca Fineco S.p.A. (Italy)[1]	231,140	2,601,960
HDFC Bank Ltd. (India)[1]	85,600	2,636,879
ICICI Bank Ltd. (India)[1]	571,060	2,296,881
IndusInd Bank Ltd. (India)[1]	90,880	2,565,329
Jyske Bank A/S (Denmark)[1]	43,825	2,395,471
KBC Group N.V. (Belgium)[1]	30,440	2,337,798
Sydbank A/S (Denmark)[1]	65,680	2,251,528

		28,635,467

Capital Markets - 3.9%
Euronext N.V. (Netherlands)[1,2]	92,095	5,835,853
Japan Exchange Group, Inc. (Japan)[1]	117,800	2,184,972
Julius Baer Group Ltd. (Switzerland)[1]	88,400	5,177,718
Natixis S.A. (France)[1]	603,105	4,267,308

		17,465,851

Insurance - 0.3%
Admiral Group plc (United Kingdom)[1]	46,990	1,180,966

Thrifts & Mortgage Finance - 2.3%
Aareal Bank AG (Germany)[1]	54,790	2,403,704
Housing Development Finance Corp. Ltd. (India)[1]	141,190	3,934,200

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Thrifts & Mortgage Finance (continued)
Indiabulls Housing Finance Ltd. (India)[1]	229,370	$3,835,081

		10,172,985

Total Financials		57,455,269

Health Care - 2.7%
Health Care Equipment & Supplies - 0.8%
Essilor International Cie Generale d’Optique S.A. (France)[1]	8,960	1,263,328
Smith & Nephew plc (United Kingdom)[1]	68,005	1,252,672
Sonova Holding AG (Switzerland)[1]	7,330	1,311,216

		3,827,216

Health Care Providers & Services - 1.0%
Orpea (France)[1]	32,820	4,371,567

Life Sciences Tools & Services - 0.6%
Tecan Group AG (Switzerland)[1]	10,960	2,659,820

Pharmaceuticals - 0.3%
Santen Pharmaceutical Co. Ltd. (Japan)[1]	73,200	1,273,418

Total Health Care		12,132,021

Industrials - 24.6%
Aerospace & Defense - 0.6%
CAE, Inc. (Canada)	63,450	1,318,084
MTU Aero Engines AG (Germany)[1]	6,610	1,266,091

		2,584,175

Building Products - 3.4%
Assa Abloy AB - Class B (Sweden)[1]	57,080	1,210,758
Cie de Saint-Gobain (France)[1]	123,840	5,516,453
Daikin Industries Ltd. (Japan)[1]	30,600	3,657,101
Geberit AG (Switzerland)[1]	9,250	3,960,516
TOTO Ltd. (Japan)[1]	23,300	1,078,457

		15,423,285

Commercial Services & Supplies - 2.9%
China Everbright International Ltd. (China)[1]	2,201,000	2,834,624
Elis S.A. (France)[1]	171,690	3,926,264
Secom Co. Ltd. (Japan)[1]	16,300	1,249,947
SPIE S.A. (France)[1]	243,665	4,932,072

		12,942,907

Construction & Engineering - 2.8%
Eiffage S.A. (France)[1]	47,925	5,206,744
Vinci S.A. (France)[1]	74,300	7,132,152

		12,338,896

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 1.8%
Havells India Ltd. (India)[1]	339,575	$2,692,298
Legrand S.A. (France)[1]	57,960	4,245,407
Schneider Electric SE (France)[1]	13,840	1,151,029

		8,088,734

Industrial Conglomerates - 1.4%
Siemens AG (Germany)[1]	36,950	4,868,384
Smiths Group plc (United Kingdom)[1]	54,290	1,212,699

		6,081,083

Machinery - 5.7%
Atlas Copco AB - A Shares (Sweden)[1]	30,210	874,898
Epiroc AB - Class A (Sweden)*[1]	236,665	2,483,506
FANUC Corp. (Japan)[1]	11,840	2,346,828
Hyundai Heavy Industries Co. Ltd. (South Korea)*[1]	11,730	1,072,708
Hyundai Mipo Dockyard Co. Ltd. (South Korea)*[1]	15,190	1,167,886
Jungheinrich AG (Germany)[1]	64,790	2,395,112
KION Group AG (Germany)[1]	45,505	3,266,327
Kone OYJ - Class B (Finland)[1]	23,890	1,214,701
Makita Corp. (Japan)[1]	26,800	1,198,845
Metso OYJ (Finland)[1]	70,265	2,343,702
Samsung Heavy Industries Co. Ltd. (South Korea)*[1]	182,005	1,165,476
Schindler Holding AG (Switzerland)[1]	5,655	1,214,145
The Weir Group plc (United Kingdom)[1]	177,995	4,674,544

		25,418,678

Professional Services - 3.0%
Experian plc (United Kingdom)[1]	49,920	1,231,457
Intertek Group plc (United Kingdom)[1]	17,120	1,287,261
Randstad Holding N.V. (Netherlands)[1]	96,765	5,679,647
Recruit Holdings Co. Ltd. (Japan)[1]	44,800	1,237,316
SGS S.A. (Switzerland)[1]	480	1,275,454
Teleperformance (France)[1]	6,990	1,233,706
Wolters Kluwer N.V. (Netherlands)[1]	22,510	1,264,540

		13,209,381

Trading Companies & Distributors - 2.0%
Ashtead Group plc (United Kingdom)[1]	177,740	5,292,975
Ferguson plc (Switzerland)[1]	15,120	1,223,325
Kanamoto Co. Ltd. (Japan)[1]	77,300	2,440,668

		8,956,968

Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	14,260	1,324,897

The accompanying notes are an integral part of the financial statements.

7

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (Mexico)	96,364	$894,243
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	142,050	2,256,607

		4,475,747

Total Industrials		109,519,854

Information Technology - 13.6%
Electronic Equipment, Instruments & Components - 3.0%
Halma plc (United Kingdom)[1]	137,500	2,475,864
Hexagon A.B. - Class B (Sweden)[1]	66,590	3,700,218
Hitachi Ltd. (Japan)[1]	339,660	2,392,899
Keyence Corp. (Japan)[1]	8,218	4,635,072

		13,204,053

Internet Software & Services - 3.4%
Alibaba Group Holding Ltd. - ADR (China)*	40,910	7,590,032
Tencent Holdings Ltd. - Class H (China)[1]	129,700	6,512,938
United Internet AG (Germany)[1]	19,380	1,106,440

		15,209,410

IT Services - 4.0%
Amadeus IT Group S.A. (Spain)[1]	15,760	1,239,249
Atos SE (France)[1]	8,690	1,181,640
Capgemini SE (France)[1]	9,140	1,224,852
Computershare Ltd. (Australia)[1]	93,590	1,274,927
Infosys Ltd. (India)[1]	69,200	1,326,634
Nomura Research Institute Ltd. (Japan)[1]	24,900	1,204,694
Obic Co. Ltd. (Japan)[1]	14,600	1,206,202
Otsuka Corp. (Japan)[1]	30,100	1,178,335
Sopra Steria Group (France)[1]	31,955	6,501,860
Tata Consultancy Services Ltd. (India)[1]	47,420	1,278,926

		17,617,319

Software - 3.2%
Dassault Systemes S.E. (France)[1]	29,210	4,087,759
Oracle Corp. (Japan)[1]	15,000	1,222,576
SAP SE (Germany)[1]	10,950	1,263,826
Sophos Group plc (United Kingdom)[1,2]	485,820	4,085,054
Temenos Group AG (Switzerland)[1]	16,910	2,543,037
Trend Micro, Inc. (Japan)[1]	21,600	1,229,626

		14,431,878

Total Information Technology		60,462,660

The accompanying notes are an integral part of the financial statements.

8

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials - 8.3%
Chemicals - 4.3%
Asahi Kasei Corp. (Japan)[1]	92,000	$1,166,693
Asian Paints Ltd. (India)[1]	221,460	4,087,775
Croda International plc (United Kingdom)[1]	79,602	5,029,020
Givaudan S.A. (Switzerland)[1]	550	1,245,650
Mexichem S.A.B. de C.V. (Mexico)	400,570	1,157,322
Nippon Paint Holdings Co. Ltd. (Japan)[1]	30,200	1,298,755
Nissan Chemical Corp. (Japan)[1]	26,300	1,225,108
Pidilite Industries Ltd. (India)[1]	167,005	2,592,746
Sika AG (Switzerland)[1]	9,600	1,326,428

		19,129,497

Construction Materials - 1.1%
Wienerberger AG (Austria)[1]	188,660	4,705,880

Metals & Mining - 2.6%
Antofagasta plc (Chile)[1]	363,510	4,722,792
Grupo Mexico S.A.B. de C.V. - Class B (Mexico)	430,110	1,219,063
Lundin Mining Corp. (Chile)	402,575	2,238,484
Southern Copper Corp. (Peru)	76,260	3,574,306

		11,754,645

Paper & Forest Products - 0.3%
Mondi plc (United Kingdom)[1]	45,925	1,238,968

Total Materials		36,828,990

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Nexity S.A. (France)[1]	81,220	5,127,501

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.3%
Elisa OYJ (Finland)[1]	26,955	1,245,252

Wireless Telecommunication Services - 0.5%
KDDI Corp. (Japan)[1]	46,300	1,266,069
NTT DOCOMO, Inc. (Japan)[1]	48,100	1,225,702

		2,491,771

Total Telecommunication Services		3,737,023

Utilities - 2.3%
Independent Power and Renewable Electricity Producers - 2.0%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	5,897,000	4,737,128
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	12,434,000	4,121,416

		8,858,544

The accompanying notes are an integral part of the financial statements.

9

International Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Water Utilities - 0.3%
Guangdong Investment Ltd. (China)[1]	754,000	$1,193,307

Total Utilities		10,051,851

TOTAL COMMON STOCKS
(Identified Cost $416,393,103)		442,575,563

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares[3], 1.81%, (Identified Cost $12,118,864)	12,118,864	12,118,864

TOTAL INVESTMENTS - 102.1%
(Identified Cost $428,511,967)		454,694,427

LIABILITIES, LESS OTHER ASSETS - (2.1%)		(9,414,656)

NET ASSETS - 100%		$445,279,771

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $15,710,939 or 3.5% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

3Rate shown is the current yield as of June 30, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries (based on country of risk): France 19.0%; Japan 12.0%; China 10.8%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

10

International Series

Statement of Assets & Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $428,511,967) (Note 2)	$454,694,427
Foreign currency, at value (cost $2,716)	2,253
Receivable for securities sold	1,689,498
Foreign tax reclaims receivable	995,107
Receivable for fund shares sold	105,672
Dividends receivable	441,501
Prepaid and other expenses	26,058

TOTAL ASSETS	457,954,516

LIABILITIES:

Accrued management fees (Note 3)	272,010
Accrued shareholder services fees (Class S) (Note 3)	87,927
Accrued fund accounting and administration fees (Note 3)	27,577
Accrued Chief Compliance Officer service fees (Note 3)	266
Accrued foreign capital gains tax (Note 2)	359,628
Payable for securities purchased	11,024,441
Payable for fund shares repurchased	657,897
Other payables and accrued expenses	244,999

TOTAL LIABILITIES	12,674,745

TOTAL NET ASSETS	$445,279,771

NET ASSETS CONSIST OF:

Capital stock	$478,778
Additional paid-in-capital	373,345,829
Undistributed net investment income	4,596,037
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	41,041,640
Net unrealized appreciation on investments (net of foreign capital gains tax of $359,628), foreign currency and translation of other assets and liabilities	25,817,487

TOTAL NET ASSETS	$445,279,771

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($387,033,902/42,810,587 shares)	$9.04

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($58,245,869/5,067,252 shares)	$11.49

The accompanying notes are an integral part of the financial statements.

11

International Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $952,401)	$7,371,670

EXPENSES:

Management fees (Note 3)	1,953,176
Shareholder services fees (Class S) (Note 3)	568,931
Fund accounting and administration fees (Note 3)	51,637
Directors’ fees (Note 3)	19,307
Chief Compliance Officer service fees (Note 3)	2,154
Custodian fees	166,952
Miscellaneous	177,140

Total Expenses	2,939,297
Less reduction of expenses (Note 3)	(156,767)

Net Expenses	2,782,530

NET INVESTMENT INCOME	4,589,140

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $173,554)	30,508,425
Foreign currency and translation of other assets and liabilities	(711,224)

29,797,201

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $779,503)	(51,550,029)
Foreign currency and translation of other assets and liabilities	(39,023)

(51,589,052)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(21,791,851)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,202,711)

The accompanying notes are an integral part of the financial statements.

12

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,589,140	$3,288,964
Net realized gain (loss) on investments and foreign currency	29,797,201	35,881,834
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(51,589,052)	76,809,993

Net increase (decrease) from operations	(17,202,711)	115,980,791

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(2,304,209)
From net investment income (Class I)	—	(390,614)
From net realized gain on investments (Class S)	—	(10,175,252)
From net realized gain on investments (Class I)	—	(1,154,860)

Total distributions to shareholders	—	(14,024,935)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(84,564,235)	(29,348,236)

Net increase (decrease) in net assets	(101,766,946)	72,607,620

NET ASSETS:

Beginning of period	547,046,717	474,439,097

End of period (including undistributed net investment income of $4,596,037 and $6,897, respectively)	$445,279,771	$547,046,717

The accompanying notes are an integral part of the financial statements.

13

International Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.39	$7.71	$7.43	$8.10	$9.91	$8.70

Income (loss) from investment operations:
Net investment income[1]	0.08	0.05	0.05	0.08	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.43)	1.88	0.29	(0.39)	(0.84)	1.59

Total from investment operations	(0.35)	1.93	0.34	(0.31)	(0.72)	1.70

Less distributions to shareholders:
From net investment income	—	(0.05)	(0.06)	(0.07)	(0.12)	(0.12)
From net realized gain on investments	—	(0.20)	—	(0.29)	(0.97)	(0.37)

Total distributions to shareholders	—	(0.25)	(0.06)	(0.36)	(1.09)	(0.49)

Net asset value - End of period	$9.04	$9.39	$7.71	$7.43	$8.10	$9.91

Net assets - End of period (000’s omitted)	$387,034	$478,178	$411,927	$377,770	$490,833	$637,598

Total return[2]	(3.73% )	25.13%	4.55%	(3.72% )	(7.03% )	19.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.73%[3]	0.59%	0.65%	0.96%	1.20%	1.21%
Portfolio turnover	47%	125%	47%	33%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%[3]	0.05%	0.05%	0.03%	0.04%	0.03%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

14

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.93		$9.73	$9.35	$10.10	$12.05	$10.47

Income (loss) from investment operations:
Net investment income[1]	0.12		0.09	0.11	0.12	0.17	0.17
Net realized and unrealized gain (loss) on investments	(0.56)		2.38	0.35	(0.49)	(1.00)	1.91

Total from investment operations	(0.44)		2.47	0.46	(0.37)	(0.83)	2.08

Less distributions to shareholders:
From net investment income	—		(0.07)	(0.08)	(0.09)	(0.15)	(0.13)
From net realized gain on investments	—		(0.20)	—	(0.29)	(0.97)	(0.37)

Total distributions to shareholders	—		(0.27)	(0.08)	(0.38)	(1.12)	(0.50)

Net asset value - End of period	$11.49		$11.93	$9.73	$9.35	$10.10	$12.05

Net assets - End of period (000’s omitted)	$58,246		$68,868	$62,513	$131,373	$126,321	$140,787

Total return[2]	(3.69%	)	25.50%	4.89%	(3.55% )	(6.72% )	19.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.96%	[3]	0.85%	1.16%	1.18%	1.42%	1.48%
Portfolio turnover	47%		125%	47%	33%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%[3]		0.05%	0.05%	0.03%	0.04%	0.03%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

15

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

16

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$69,846,922	$10,637,541	$59,209,381	$—
Consumer Staples	38,839,248	8,860,107	29,979,141	—
Energy	38,574,224	16,740,741	21,833,483	—
Financials	57,455,269	—	57,455,269	—
Health Care	12,132,021	—	12,132,021	—
Industrials	109,519,854	5,793,831	103,726,023	—
Information Technology	60,462,660	7,590,032	52,872,628	—
Materials	36,828,990	8,189,175	28,639,815	—
Real Estate	5,127,501	—	5,127,501	—
Telecommunication Services	3,737,023	—	3,737,023	—
Utilities	10,051,851	—	10,051,851	—
Mutual fund	12,118,864	12,118,864	—	—

Total assets	$454,694,427	$69,930,291	$384,764,136	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than

17

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short and long term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held during the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. To the extent permitted capital losses can be used to offset capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

18

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived fees of $156,767 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

19

International Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $234,405,998 and $309,299,343, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,016,634	$9,683,284	6,585,533	$57,042,523
Reinvested	—	—	1,343,430	12,251,895
Repurchased	(9,110,571)	(85,547,561)	(10,433,523)	(90,569,947)

Total	(8,093,937)	$(75,864,277)	(2,504,560)	$(21,275,529)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	610,552	$7,317,856	665,536	$7,239,569
Reinvested	—	—	133,168	1,542,082
Repurchased	(1,316,524)	(16,017,814)	(1,447,943)	(16,854,358)

Total	(705,972)	$(8,699,958)	(649,239)	$(8,072,707)

Approximately 62% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

20

International Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income	$3,483,488
Long-term capital gains	$10,541,447

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$428,606,191
Unrealized appreciation	39,464,140
Unrealized depreciation	(13,375,904)

Net unrealized appreciation	$26,088,236

21

International Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

For	31,019,040
Against	198,065
Abstain	212,165

22

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNINT-6/18-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

WORLD OPPORTUNITIES SERIES

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18
Class S

Actual	$1,000.00	$ 971.15	$5.38

Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

World Opportunities Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

World Opportunities Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.9%

Consumer Discretionary - 8.0%
Hotels, Restaurants & Leisure - 1.7%
Accor S.A. (France)[1]	217,023	$10,628,917

Internet & Direct Marketing Retail - 0.4%
Despegar.com Corp. (Argentina)*	130,445	2,735,432

Media - 2.6%
Quebecor, Inc. - Class B (Canada)	406,855	8,331,143
Shaw Communications, Inc. - Class B (Canada)	384,005	7,822,351

		16,153,494

Specialty Retail - 1.1%
Industria de Diseno Textil S.A. (Spain)[1]	197,110	6,712,415

Textiles, Apparel & Luxury Goods - 2.2%
lululemon athletica, Inc. (United States)*	108,800	13,583,680

Total Consumer Discretionary		49,813,938

Consumer Staples - 23.0%

Beverages - 9.1%
Ambev S.A. - ADR (Brazil)	2,197,441	10,174,152
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	245,990	24,811,807
Diageo plc (United Kingdom)[1]	603,310	21,674,432

		56,660,391

Food Products - 5.8%
Danone S.A. (France)[1]	205,205	14,982,547
Nestle S.A. (Switzerland)[1]	268,580	20,815,178

		35,797,725

Personal Products - 6.2%
Beiersdorf AG (Germany)[1]	98,356	11,148,481
Unilever plc - ADR (United Kingdom)	496,880	27,467,526

		38,616,007

Tobacco - 1.9%
British American Tobacco plc - ADR (United Kingdom)	231,660	11,687,247

Total Consumer Staples		142,761,370

Energy - 4.8%
Energy Equipment & Services - 3.8%
Schlumberger Ltd. (United States)	356,425	23,891,168

Oil, Gas & Consumable Fuels - 1.0%
Cameco Corp. (Canada)	539,340	6,067,575

Total Energy		29,958,743

Financials - 8.3%
Banks - 6.3%
Bankia S.A. (Spain)[1]	2,683,476	10,006,884

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Bankinter S.A. (Spain)[1]	1,132,025	$10,984,053
CaixaBank S.A. (Spain)[1]	2,271,150	9,775,689
FinecoBank Banca Fineco S.p.A. (Italy)[1]	762,330	8,581,604

		39,348,230

Capital Markets - 2.0%
Julius Baer Group Ltd. (Switzerland)[1]	213,825	12,524,045

Total Financials		51,872,275

Health Care - 13.8%

Health Care Equipment & Supplies - 3.0%
Medtronic plc (United States)	217,505	18,620,603

Health Care Providers & Services - 1.3%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	82,750	8,332,228

Life Sciences Tools & Services - 2.4%
QIAGEN N.V. (United States)*[1]	239,133	8,668,384
QIAGEN N.V. (United States)*	167,608	6,060,705

		14,729,089

Pharmaceuticals - 7.1%
Novartis AG - ADR (Switzerland)	336,215	25,397,681
Perrigo Co. plc (United States)	260,525	18,994,878

		44,392,559

Total Health Care		86,074,479

Industrials - 13.3%
Aerospace & Defense - 1.6%
BAE Systems plc (United Kingdom)[1]	1,132,540	9,634,859

Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)*	56,553	6,460,049

Construction & Engineering - 3.1%
FLSmidth & Co. A/S (Denmark)[1]	95,915	5,722,891
Vinci S.A. (France)[1]	138,540	13,298,631

		19,021,522

Machinery - 3.9%
Epiroc AB - Class A (Sweden)*[1]	613,285	6,435,667
Metso OYJ (Finland)[1]	184,005	6,137,520
The Weir Group plc (United Kingdom)[1]	437,770	11,496,812

		24,069,999

Trading Companies & Distributors - 2.0%
Brenntag AG (Germany)[1]	228,403	12,690,465

The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure - 1.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,021,000	$5,332,165
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	57,095	5,304,696

		10,636,861

Total Industrials		82,513,755

Information Technology - 12.1%
Internet Software & Services - 5.3%
Alibaba Group Holding Ltd. - ADR (China)*	75,665	14,038,127
NetEase, Inc. - ADR (China)	37,000	9,348,790
Tencent Holdings Ltd. - Class H (China)[1]	193,100	9,696,594

		33,083,511

IT Services - 3.9%
Amdocs Ltd. (United States)	311,962	20,648,765
Pagseguro Digital Ltd. - Class A (Brazil)*	132,325	3,672,019

		24,320,784

Software - 2.9%
Atlassian Corp. plc - Class A (United States)*	51,709	3,232,847
Nexon Co. Ltd. (Japan)*[1]	990,800	14,375,880

		17,608,727

Total Information Technology		75,013,022

Materials - 10.1%
Chemicals - 8.1%
Akzo Nobel N.V. (Netherlands)[1]	213,445	18,205,231
Mexichem S.A.B. de C.V. (Mexico)	2,192,600	6,334,834
OCI NV (Netherlands)*[1]	349,350	9,381,286
Solvay S.A. (Belgium)[1]	129,895	16,358,807

		50,280,158

Metals & Mining - 2.0%
Antofagasta plc (Chile)[1]	230,960	3,000,677
First Quantum Minerals Ltd. (Zambia)	198,480	2,924,396
Grupo Mexico S.A.B. de C.V. - Class B (Mexico)	1,164,600	3,300,831
Lundin Mining Corp. (Chile)	531,880	2,957,474

		12,183,378

Total Materials		62,463,536

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.5%
Unibail-Rodamco-Westfield (France)[1]	42,935	9,453,813

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Iliad S.A. (France)[1]	38,845	$6,129,170

TOTAL COMMON STOCKS
(Identified Cost $579,994,017)		596,054,101

SHORT-TERM INVESTMENT - 3.1%
Dreyfus Government Cash Management, Institutional Shares[2], 1.81%,
(Identified Cost $18,855,426)	18,855,426	18,855,426

TOTAL INVESTMENTS - 99.0%
(Identified Cost $598,849,443)		614,909,527
OTHER ASSETS, LESS LIABILITIES - 1.0%		6,450,839

NET ASSETS - 100%		$621,360,366

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2018.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries (based on country of risk): United States - 18.3%; United Kingdom -13.20%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $598,849,443)	$614,909,527
Foreign tax reclaims receivable	7,176,541
Dividends receivable	726,556
Receivable for fund shares sold	353,013
Prepaid expenses	20,804

TOTAL ASSETS	623,186,441

LIABILITIES:

Due to foreign custodian, at value (identified cost $5,619)	5,636
Accrued management fees (Note 3)	386,365
Accrued shareholder services fees (Class S) (Note 3)	131,429
Accrued fund accounting and administration fees (Note 3)	27,055
Accrued Chief Compliance Officer service fees (Note 3)	271
Accrued Directors’ fees (Note 3)	247
Payable for fund shares repurchased	1,096,464
Other payables and accrued expenses	178,608

TOTAL LIABILITIES	1,826,075

TOTAL NET ASSETS	$621,360,366

NET ASSETS CONSIST OF:

Capital stock	$768,920
Additional paid-in-capital	1,049,249,444
Undistributed net investment income	5,908,399
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(450,296,353)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	15,729,956

TOTAL NET ASSETS	$621,360,366

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($621,360,366/76,892,036 shares)	$8.08

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,472,786) (Note 2)	$9,840,244

EXPENSES:

Management fees (Note 3)	2,648,915
Shareholder services fees (Class S) (Note 3)	882,972
Fund accounting and administration fees (Note 3)	53,931
Directors’ fees (Note 3)	27,304
Chief Compliance Officer service fees (Note 3)	2,159
Custodian fees	44,743
Miscellaneous	260,602

Total Expenses	3,920,626

Less reduction of expenses (Note 3)	(35,551)

Net Expenses	3,885,075

NET INVESTMENT INCOME	5,955,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	40,283,773
Foreign currency and translation of other assets and liabilities	81,192

40,364,965

Net change in unrealized (depreciation) on-
Investments	(63,791,183)
Foreign currency and translation of other assets and liabilities	(119,136)

(63,910,319)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(23,545,354)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,590,185)

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,955,169	$6,973,934
Net realized gain (loss) on investments and foreign currency	40,364,965	36,351,045
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(63,910,319)	125,802,460

Net increase (decrease) from operations	(17,590,185)	169,127,439

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(7,052,368)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(116,151,412)	(212,320,799)

Net decrease in net assets	(133,741,597)	(50,245,728)

NET ASSETS:

Beginning of period	755,101,963	805,347,691

End of period (including undistributed net investment income of $5,908,399 and distributions in excess of net investment income $46,770, respectively)	$621,360,366	$755,101,963

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Financial Highlights*

	FOR THE SIX		FOR THE YEAR ENDED
	MONTHS ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.32		$6.81	$6.77		$7.33	$9.05	$7.75

Income (loss) from investment operations:
Net investment income[1]	0.07		0.07	0.08	[2]	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.31)		1.52	0.07		(0.51)	(1.01)	1.35

Total from investment operations	(0.24)		1.59	0.15		(0.43)	(0.91)	1.45

Less distributions to shareholders:

From net investment income	—		(0.08)	(0.11)		(0.13)	(0.10)	(0.10)

From net realized gain on investments	—		—	—		—	(0.71)	(0.05)

Total distributions to shareholders	—		(0.08)	(0.11)		(0.13)	(0.81)	(0.15)

Net asset value - End of period	$8.08		$8.32	$6.81		$6.77	$7.33	$9.05

Net assets - End of period (000’s omitted)	$621,360		$755,102	$805,348		$1,591,925	$5,444,192	$7,924,877

Total return[3]	(2.89%	)	23.33%	2.26%	[2,4]	(5.91% )	(9.77% )	18.79%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.10%	[5]	1.10%	1.07%		1.08%	1.07%	1.07%
Net investment income	1.69%	[5]	0.88%	1.19%	[2]	1.09%	1.16%	1.17%
Portfolio turnover	19%		38%	27%		71%	43%	46%

*Effective May 1, 2017, Class A shares of the Series have been redesignated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%	[5]	0.09%	N/A		N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by two of the Series’ securities during the year. Without the special dividends, the Series’ net investment income per share, total return and net investment income ratio would have been $0.05, 1.51% and 0.68%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes a litigation settlement amount. Excluding this amount, the Series’ total return is 1.66%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 2.5 billion have been designated as World Opportunities Series Class S common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$49,813,938	$32,472,606	$17,341,332	$—
Consumer Staples	142,761,370	49,328,925	93,432,445	—
Energy	29,958,743	29,958,743	—	—
Financials	51,872,275	—	51,872,275	—
Health Care	86,074,479	69,073,867	17,000,612	—
Industrials	82,513,755	17,096,910	65,416,845	—
Information Technology	75,013,022	50,940,548	24,072,474	—
Materials	62,463,536	15,517,535	46,946,001	—
Real Estate	9,453,813	—	9,453,813	—
Telecommunication Services	6,129,170	—	6,129,170	—
Mutual fund	18,855,426	18,855,426	—	—

Total assets	$614,909,527	$283,244,560	$331,664,967	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2018.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

Shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Shares of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of the Series’ Shareholder Services Fees, at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $35,551 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

14

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $129,769,099 and $243,027,261, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,046,876	$17,227,982	5,833,991	$44,391,002
Reinvested	—	—	826,841	6,804,360
Repurchased	(15,910,655)	(133,379,394)	(34,240,455)	(263,516,161)

Total	(13,863,779)	$(116,151,412)	(27,579,623)	$(212,320,799)

Approximately 18% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income	$7,052,368

15

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$607,189,938
Unrealized appreciation	43,778,443
Unrealized depreciation	$(36,058,854)

Net unrealized appreciation	$7,719,589

Qualified late-year losses[1]	$46,770

1The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2018.

At December 31, 2017, the Series had net short-term capital loss carryforwards of $71,531,810 and net long-term capital loss carryforwards of $407,506,868, which may be carried forward indefinitely.

9.	Subsequent Events

In preparing these financial statements, management of the Series has evaluated events and transactions for recognition or disclosure through August 17, 2018, the date the financial statements were issued, and the following item was noted:

The Board of Directors of the Series approved the reorganization of the World Opportunities Series into the Overseas Series, a separate series of the Fund subject to the approval of the shareholders of the World Opportunities Series. The purpose of the transaction will be to combine two portfolios with comparable investment objectives and strategies. If approved by the shareholders, the merger is scheduled to take place on or about September 24, 2018.

16

{This page intentionally left blank}

17

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNWOP-6/18-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

OHIO TAX EXEMPT SERIES

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18

Class A

Actual	$1,000.00	$ 993.41	$3.90

Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 97.6%

Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA2	$225,000	$228,276
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1	720,000	735,444
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1	200,000	219,654
American Municipal Power, Inc., Prairie State Energy Campus Project, Prerefunded Balance, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	101,794
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA2	625,000	645,037
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A3	105,000	112,242
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1	500,000	572,690
Beavercreek City School District, G.O. Bond	5.000%	12/1/2024	Aa1	590,000	685,586
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1	210,000	239,316
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	400,000	405,860
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	596,370
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2024	Aaa	600,000	699,930
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	250,000	295,000
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	WR3	190,000	192,736
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	120,000	121,753
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	WR3	125,000	129,514
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2037	Aaa	335,000	369,488
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	40,000	40,586
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	75,000	77,804
Cincinnati, Public Impt., Series C, G.O. Bond	5.000%	12/1/2020	Aa2	300,000	322,548
Clermont County Transportation Improvement District, Public Impt., Revenue Bond	4.000%	12/1/2027	Aa2	500,000	549,090
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	370,000	376,505
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	1,140,000	1,256,907
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	239,120
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	230,952
Columbus City School District, School Impt., G.O. Bond	5.000%	12/1/2029	Aa2	250,000	292,590
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2025	Aaa	375,000	415,065
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa	300,000	329,781
Columbus, Public Impt., Series B, G.O. Bond	4.000%	8/15/2026	Aaa	100,000	109,585

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	$500,000	$527,985
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	500,000	578,420
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	100,428
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa2	250,000	253,672
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa2	400,000	404,244
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa2	185,000	185,451
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa2	85,000	85,507
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa2	500,000	582,625
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa2	395,000	425,269
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa2	155,000	155,203
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa2	170,000	169,215
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2	245,000	245,240
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2	200,000	201,256
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2	200,000	202,940
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa	300,000	311,100
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	313,613
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1	235,000	279,509
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	455,571
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	214,836
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	300,732
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa	275,000	323,683
Franklin County, G.O. Bond	5.000%	12/1/2026	Aaa	880,000	1,037,749
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	101,456
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1	300,000	328,365
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1	375,000	413,497
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2025	Aa1	105,000	123,509
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1	500,000	584,445
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1	420,000	495,008
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1	350,000	355,155
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	100,000	107,464
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA2	200,000	202,006
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	537,825

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2	$570,000	$662,346
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2	150,000	151,592
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	537,825
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2	500,000	550,080
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2	320,000	351,050
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1	500,000	507,345
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1	100,000	100,603
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1	300,000	313,785
Hudson City School District, School Impt., G.O. Bond	4.000%	12/1/2031	Aa1	300,000	319,242
Hudson City School District, School Impt., G.O. Bond	4.000%	12/1/2040	Aa1	500,000	518,885
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1	175,000	183,393
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA2	335,000	338,276
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2	200,000	202,938
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa2	250,000	280,612
Miamisburg City School District, G.O. Bond	5.000%	12/1/2024	Aa2	275,000	317,955
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1	500,000	545,460
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa	340,000	349,336
North Ridgeville City School District, G.O. Bond	3.375%	12/1/2047	Aa2	500,000	472,730
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1	200,000	202,742
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1	750,000	826,238
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa2	375,000	383,066
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	Aa3	400,000	447,036
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa2	260,000	266,388
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa	500,000	544,875
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	140,012

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	$300,000	$311,250
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa	450,000	478,152
Ohio State Water Development Authority, Water Utility Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa	455,000	533,638
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1	225,000	265,986
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1	350,000	410,039
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	1,150,000	1,280,858
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	547,890
Ohio State, Series A, G.O. Bond	5.000%	9/1/2022	Aa1	125,000	139,845
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1	600,000	702,924
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2	650,000	660,335
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2	350,000	366,832
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	104,796
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1	150,000	152,204
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1	115,000	118,379
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA2	140,000	140,325
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3	200,000	203,108
Springboro, Water Utility Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2019	WR3	95,000	96,348
Springboro, Water Utility Impt., Unrefunded Balance, G.O. Bond	5.000%	12/1/2019	Aa1	5,000	5,074
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1	100,000	105,476
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	522,950
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	287,400
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	100,360
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa	535,000	589,923
Vandalia Butler City School District, School Impt., Series B, G.O. Bond	4.000%	12/1/2026	Aa3	315,000	345,621
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	107,713
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	404,244

TOTAL MUNICIPAL BONDS (Identified Cost $39,941,598)					39,689,681

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares (Identified Cost $762,169)	1.81%[4]	762,169	$762,169

TOTAL INVESTMENTS - 99.5%
(Identified Cost $ 40,703,767)			40,451,850
OTHER ASSETS, LESS LIABILITIES - 0.5%			190,300

NET ASSETS - 100%			$40,642,150

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).

4Rate shown is the current yield as of June 30, 2018.

The accompanying notes are an integral part of the financial statements.

7

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $40,703,767) (Note 2)	$40,451,850
Interest receivable	246,572
Prepaid expenses	1,599

TOTAL ASSETS	40,700,021

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	20,559
Accrued management fees (Note 3)	16,691
Accrued Chief Compliance Officer service fees (Note 3)	257
Audit fees payable	18,503
Other payables and accrued expenses	1,861

TOTAL LIABILITIES	57,871

TOTAL NET ASSETS	$40,642,150

NET ASSETS CONSIST OF:

Capital stock	$38,856
Additional paid-in-capital	40,864,352
Undistributed net investment income	53,168
Accumulated net realized loss on investments	(62,309)
Net unrealized depreciation on investments	(251,917)

TOTAL NET ASSETS	$40,642,150

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($40,642,150/3,885,601 shares)	$10.46

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$379,563
Dividends	5,243

Total Investment Income	384,806

EXPENSES:

Management fees (Note 3)	101,486
Fund accounting and administration fees (Note 3)	28,639
Chief Compliance Officer service fees (Note 3)	2,145
Directors’ fees (Note 3)	1,425
Audit fees	15,569
Custodian fees	1,213
Miscellaneous	10,491

Total Expenses	160,968

NET INVESTMENT INCOME	223,838

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	747
Net change in unrealized appreciation (depreciation) on investments	(489,260)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(488,513)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(264,675)

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$223,838	$410,108
Net realized gain (loss) on investments	747	(4,186)
Net change in unrealized appreciation (depreciation) on investments	(489,260)	465,677

Net increase (decrease) from operations	(264,675)	871,599

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(232,845)	(389,639)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(648,854)	(3,114,586)

Net decrease in net assets	(1,146,374)	(2,632,626)

NET ASSETS:

Beginning of period	41,788,524	44,421,150

End of period (including undistributed net investment income of $53,168 and $62,175, respectively)	$40,642,150	$41,788,524

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.59	$10.47	$10.64	$10.57	$10.54	$10.93

Income (loss) from investment operations:
Net investment income[1]	0.06	0.10	0.08	0.07	0.07	0.14
Net realized and unrealized gain (loss) on investments	(0.13)	0.12	(0.16)	0.07	0.06	(0.31)

Total from investment operations	(0.07)	0.22	(0.08)	0.14	0.13	(0.17)

Less distributions to shareholders:
From net investment income	(0.06)	(0.10)	(0.09)	(0.07)	(0.06)	(0.14)
From net realized gain on investments	—	—	—	—	(0.04)	(0.08)

Total distributions to shareholders	(0.06)	(0.10)	(0.09)	(0.07)	(0.10)	(0.22)

Net asset value - End of period	$10.46	$10.59	$10.47	$10.64	$10.57	$10.54

Net assets - End of period (000’s omitted)	$40,642	$41,789	$44,421	$44,452	$44,596	$40,193

Total return[2]	(0.66% )	2.08%	(0.81% )	1.31%	1.27%	(1.59% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.79% [3]	0.78%	0.77%	0.77%	0.72%	0.78%
Net investment income	1.10% [3]	0.96%	0.77%	0.62%	0.65%	1.34%
Portfolio turnover	4%	8%	13%	32%	41%	27%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$39,689,681	$—	$39,689,681	$—
Mutual fund	762,169	762,169	—	—

Total assets	$40,451,850	$762,169	$39,689,681	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2018. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,912,805 and $1,672,069, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	58,880	$620,588	198,050	$2,101,083
Reinvested	21,677	226,522	35,660	378,749
Repurchased	(142,723)	(1,495,964)	(527,873)	(5,594,418)

Total	(62,166)	$(648,854)	(294,163)	$(3,114,586)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gains and losses, including market discount on investments. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income	$4,545
Tax exempt income	$385,094

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$40,703,767
Unrealized appreciation	95,779
Unrealized depreciation	(347,696)

Net unrealized depreciation	$(251,917)

At December 31, 2017, the Series had net short-term capital loss carryforwards of $11,099 and net long-term capital loss carryforwards of $51,957, which may be carried forward indefinitely.

16

{This page intentionally left blank}

17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOTE-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

DIVERSIFIED TAX EXEMPT SERIES

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18
Class A

Actual	$1,000.00	$ 996.85	$2.87

Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2018

(unaudited)

Top Ten States[2]
New York	12.6%	Georgia	4.4%
Texas	8.0%	Pennsylvania	4.0%
Florida	7.8%	Oregon	3.5%
Washington	7.8%	Colorado	3.3%
Ohio	6.7%	Arizona	3.2%

2As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 98.2%

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	$500,000	$548,420

ARIZONA - 3.2%

Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,193,126
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,383,360
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,423,084
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA2	1,000,000	1,033,910
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,489,936
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1	1,340,000	1,359,685
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	430,852
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	491,593

					8,805,546

COLORADO - 3.3%

Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA2	2,000,000	2,088,420
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA2	1,000,000	1,184,920
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,571,505
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,547,448
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1	1,500,000	1,578,735

					8,971,028

DELAWARE - 0.7%

Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1	2,000,000	2,033,460

DISTRICT OF COLUMBIA - 1.7%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2	1,380,000	1,606,706
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,024,551
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,121,470
The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA (continued)
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aa1	$750,000	$886,762

					4,639,489

FLORIDA - 7.7%

Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,053,551
Florida State, G.O. Bond	3.500%	7/1/2046	Aaa	2,000,000	1,957,980
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	951,390
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,653,382
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	889,891
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	911,231
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	817,837
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,083,660
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,562,745
JEA Water & Sewer System, Series A, Revenue Bond	5.000%	10/1/2027	Aa2	1,000,000	1,202,430
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,280,140
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	522,260
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,340,203
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A1	500,000	516,855
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A1	1,165,000	1,239,129
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	567,730
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	506,570

					21,056,984

GEORGIA - 4.4%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,212,061
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	520,915
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa2	1,200,000	1,220,976
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa	4,000,000	4,737,960
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,288,588

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	$500,000	$508,575
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	505,064
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,068,350

					12,062,489

HAWAII - 1.1%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	1,000,000	1,033,210
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	1,988,542

					3,021,752

ILLINOIS - 2.5%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	513,960
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	643,912
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2019	WR3	10,000	10,197
Central Lake County Joint Action Water Agency, Unrefunded Balance, Revenue Bond	4.000%	5/1/2019	Aa2	750,000	764,415
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1	820,000	833,924
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,281,960
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3	1,000,000	1,045,800
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	Baa2	725,000	741,059

					6,835,227

INDIANA - 1.5%

Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	748,673
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1	2,540,000	2,584,399

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

INDIANA (continued)

Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	$750,000	$776,250

					4,109,322

IOWA - 0.8%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,288,560

KANSAS - 3.0%

Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR3	20,000	20,851
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2	480,000	501,034
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA2	2,965,000	3,082,889
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	866,852
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA2	2,000,000	2,082,900
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2	1,495,000	1,593,625

					8,148,151

KENTUCKY - 0.6%

Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa3	500,000	516,405
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3	1,070,000	1,228,938

					1,745,343

LOUISIANA - 1.3%

Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1	990,000	1,031,758
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	647,814
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A2	1,700,000	1,814,461

					3,494,033

MAINE - 0.2%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	608,794

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MARYLAND - 0.5%

Baltimore, Wastewater Projects, Series C, Revenue Bond	5.000%	7/1/2026	Aa2	$815,000	$959,231
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	516,300

					1,475,531

MASSACHUSETTS - 1.5%

Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	2,983,980
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,233,209

					4,217,189

MICHIGAN - 1.2%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,025,580
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	748,373
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1	1,000,000	1,027,570
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2	400,000	411,468

					3,212,991

MINNESOTA - 0.9%

Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,321,860

MISSOURI - 2.1%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	826,507
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2	1,590,000	1,831,044
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,090,200
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	250,000	249,965
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	760,924

					5,758,640

NEBRASKA - 2.6%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	2,000,000	2,189,940
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1	1,000,000	1,017,180

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEBRASKA (continued)

Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	$500,000	$508,590
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,048,340
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2	1,000,000	1,158,130
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	1,265,000	1,290,806

					7,212,986

NEW HAMPSHIRE - 1.0%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,708,771

NEW JERSEY - 0.9%

New Jersey State Turnpike Authority, Prerefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	WR3	355,000	361,223
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2	1,625,000	1,652,918
New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A2	560,000	569,145

					2,583,286

NEW MEXICO - 1.3%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,394,300
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,275,680

					3,669,980

NEW YORK - 12.5%

Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1	1,500,000	1,749,930
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1	1,385,000	1,593,747
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,315,000	1,375,543
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,025,640
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Revenue Bond	5.000%	11/1/2026	Aa1	1,000,000	1,188,520

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	$3,000,000	$2,761,680
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,053,525
New York City, Public Impt., Series 1, G.O. Bond	5.000%	8/1/2025	Aa2	840,000	981,372
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2	2,880,000	3,322,915
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa2	1,000,000	1,067,500
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,277,940
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,277,940
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	975,438
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	439,370
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2025	Aa1	2,000,000	2,328,300
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	1,000,000	1,012,620
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	861,948
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	749,817
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	991,677
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,191,922

					34,227,344

NORTH CAROLINA - 2.9%

Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,509,354
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,111,380
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	619,040
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	419,276
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A2	3,000,000	3,424,140

					8,083,190

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OHIO - 6.6%

American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	$1,895,000	$2,086,092
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	596,370
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,180,000
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	601,557
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	600,000	720,990
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa2	3,735,000	3,826,769
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1	2,000,000	2,067,160
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	4,677,918
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,056,359
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	667,822
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	649,589

					18,130,626

OKLAHOMA - 1.8%

Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	2,884,172
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,152,380

					5,036,552

OREGON - 3.5%

Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2	1,435,000	1,670,885
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AAA[2]	1,000,000	905,470
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	456,733
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	230,000	230,628
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa2	1,285,000	1,332,185
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa1	2,480,000	2,926,425
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	892,480
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1	1,015,000	1,113,516

					9,528,322

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA - 4.0%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	A1	$640,000	$663,757
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,568,490
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA2	600,000	609,276
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,068,820
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,370,508
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3	1,050,000	1,090,330
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,045,520
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	WR3	20,000	20,052
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1	1,000,000	1,032,210
Pittsburgh Water & Sewer Authority, Prerefunded Balance, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,038,940
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA2	1,500,000	1,410,705

					10,918,608

SOUTH CAROLINA - 0.5%

Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	571,594
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	586,490
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	85,000	86,490

					1,244,574

TENNESSEE - 2.6%

Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,100,300
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	891,048
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	782,374

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TENNESSEE (continued)

Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	$685,000	$712,558
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	425,584
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1	655,000	667,825
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	1,000,000	1,014,560
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	1,505,000	1,533,144

					7,127,393

TEXAS - 8.0%

Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3	1,600,000	1,718,464
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	561,295
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2	1,500,000	1,782,735
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	578,633
Fort Worth Water & Sewer System, Water Utility Impt., Revenue Bond	4.000%	2/15/2043	Aa1	2,000,000	2,070,760
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	515,535
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	682,422
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2	1,265,000	1,462,125
Houston Combined Utility System, Series S, Revenue Bond[4]	2.410%	5/15/2034	AA2	1,000,000	1,006,530
Metropolitan Transit Authority of Harris County, Transit Impt., Prerefunded Balance, Revenue Bond	5.000%	11/1/2019	Aa2	845,000	882,231
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,001,200
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2	2,535,000	2,884,754
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	566,545
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	587,580
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2032	Aa2	2,170,000	2,499,948
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA[2]	2,200,000	2,509,144

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS (continued)

Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA2	$500,000	$510,080

					21,819,981

UTAH - 0.6%

Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA2	500,000	587,410
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA2	975,000	1,119,427

					1,706,837

VIRGINIA - 0.5%

Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,344,941

WASHINGTON - 7.7%

Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,431,599
Everett, G.O. Bond[4]	1.910%	12/1/2034	AA2	885,000	886,142
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa1	750,000	787,282
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2	1,675,000	1,727,528
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1	4,000,000	4,656,720
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,190,580
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,569,315
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	1,095,000	1,131,825
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	475,000	479,052
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1	2,000,000	2,098,800
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1	2,675,000	3,087,030

					21,045,873

WISCONSIN - 2.8%

Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa3	470,000	511,623
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA2	1,000,000	948,180

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WISCONSIN (continued)

Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2	$600,000	$607,704
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	510,000	517,186
Wisconsin State, Series 2, G.O. Bond	5.000%	11/1/2026	Aa1	2,580,000	3,074,947
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,127,660

					7,787,300

TOTAL MUNICIPAL BONDS
(Identified Cost $271,299,713)					269,531,373

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $1,605,839)	1.81%[5]			1,605,839	1,605,839

TOTAL INVESTMENTS - 98.8%
(Identified Cost $272,905,552)					271,137,212
OTHER ASSETS, LESS LIABILITIES - 1.2%					3,237,007

NET ASSETS - 100%					$274,374,219

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).

4Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2018.

5Rate shown is the current yield as of June 30, 2018.

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $272,905,552) (Note 2)	$271,137,212
Cash	20,500
Interest receivable	3,366,117
Receivable for fund shares sold	20,432
Prepaid expenses	15,382

TOTAL ASSETS	274,559,643

LIABILITIES:

Accrued management fees (Note 3)	113,116
Accrued fund accounting and administration fees (Note 3)	34,782
Accrued Chief Compliance Officer service fees (Note 3)	262
Audit fees payable	19,193
Payable for fund shares repurchased	10,880
Other payables and accrued expenses	7,191

TOTAL LIABILITIES	185,424

TOTAL NET ASSETS	$274,374,219

NET ASSETS CONSIST OF:

Capital stock	$252,204
Additional paid-in-capital	276,138,584
Undistributed net investment income	495,243
Accumulated net realized loss on investments	(743,472)
Net unrealized depreciation on investments	(1,768,340)

TOTAL NET ASSETS	$274,374,219

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($274,374,219/25,220,441 shares)	$10.88

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$2,670,406
Dividends	26,097

Total Investment Income	2,696,503

EXPENSES:

Management fees (Note 3)	686,338
Fund accounting and administration fees (Note 3)	46,762
Directors’ fees (Note 3)	9,955
Chief Compliance Officer service fees (Note 3)	2,150
Custodian fees	5,841
Miscellaneous	49,286

Total Expenses	800,332

NET INVESTMENT INCOME	1,896,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(16,263)
Net change in unrealized appreciation (depreciation) on investments	(2,868,396)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,884,659)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(988,488)

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,896,171	$3,604,334
Net realized gain (loss) on investments	(16,263)	3,887
Net change in unrealized appreciation (depreciation) on investments	(2,868,396)	3,658,653

Net increase (decrease) from operations	(988,488)	7,266,874

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(1,648,823)	(3,610,853)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(1,317,604)	(41,712,775)

Net decrease in net assets	(3,954,915)	(38,056,754)

NET ASSETS:

Beginning of period	278,329,134	316,385,888

End of period (including undistributed net investment income of $495,243 and $ 247,895, respectively)	$274,374,219	$278,329,134

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX	FOR THE YEAR ENDED
	MONTHS ENDED
	6/30/18 (UNAUDITED)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.98	$10.86	$11.07	$11.00	$10.91	$11.39

Income (loss) from investment operations:
Net investment income[1]	0.07	0.13	0.11	0.09	0.08	0.14
Net realized and unrealized gain (loss) on investments	(0.10)	0.13	(0.20)	0.08	0.09	(0.29)

Total from investment operations	(0.03)	0.26	(0.09)	0.17	0.17	(0.15)

Less distributions to shareholders:
From net investment income	(0.07)	(0.14)	(0.12)	(0.10)	(0.08)	(0.13)
From net realized gain on investments	—	—	—	—	—	(0.20)

Total distributions to shareholders	(0.07)	(0.14)	(0.12)	(0.10)	(0.08)	(0.33)

Net asset value - End of period	$10.88	$10.98	$10.86	$11.07	$11.00	$10.91

Net assets - End of period (000’s omitted)	$274,374	$278,329	$316,386	$358,584	$376,271	$335,679

Total return[2]	(0.32% )	2.37%	(0.83% )	1.51%	1.51%	(1.28% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.58% [3]	0.58%	0.57%	0.57%	0.56%	0.57%
Net investment income	1.38% [3]	1.22%	1.01%	0.80%	0.75%	1.21%
Portfolio turnover	6%	4%	16%	33%	25%	58%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$269,531,373	$—	$269,531,373	$—
Mutual fund	1,605,839	1,605,839	—	—

Total assets	$271,137,212	$1,605,839	$269,531,373	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December

20

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2018. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

21

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $20,022,758 and $16,700,069, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,184,942	$12,913,104	2,939,836	$32,436,887
Reinvested	131,800	1,430,737	288,983	3,186,628
Repurchased	(1,439,620)	(15,661,445)	(7,018,912)	(77,336,290)

Total	(122,878)	$(1,317,604)	(3,790,093)	$(41,712,775)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

22

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

7.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income          $       25,186

Tax exempt income     $  3,585,667

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$272,905,552
Unrealized appreciation	920,791
Unrealized depreciation	(2,689,131)

Net unrealized depreciation	$(1,768,340)

As of December 31, 2017, the Series had net short-term capital loss carryforwards of $270,182 and net long-term capital loss carryforwards of $457,027, which may be carried forward indefinitely.

23

{This page intentionally left blank}

24

{This page intentionally left blank}

25

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

NEW YORK TAX EXEMPT SERIES

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18

Actual	$1,000.00	$ 995.71	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 95.8%

Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	$1,295,000	$1,313,855
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	1,125,000	1,178,471
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2	365,000	367,643
Amherst, Public Impt., G.O. Bond	2.125%	11/1/2025	Aa2	675,000	657,173
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	421,784
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	321,147
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	697,513
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2	675,000	677,727
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	502,445
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	270,631
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa1	1,385,000	1,398,019
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	322,446
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	339,828
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	522,061
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3	405,000	406,535
Chappaqua Central School District, School Impt., G.O. Bond	2.250%	6/15/2025	Aaa	675,000	674,993
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	494,875
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	265,655
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	524,490
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA2	375,000	383,070
Corning City School District, G.O. Bond	4.000%	6/15/2028	Aa3	995,000	1,101,236
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA2	305,000	309,191
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	852,338
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1	600,000	610,776
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	529,650
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	253,310
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3	215,000	216,049
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	631,892
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	502,095
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3	475,000	477,551
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	Aa3	200,000	201,986
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	503,455
Kings Park Central School District, School Impt., Series B, G.O. Bond	2.000%	7/15/2025	Aa2	800,000	772,608

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3	$450,000	$452,345
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	336,933
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA2	1,350,000	1,590,665
Metropolitan Transportation Authority, Series A-1, Revenue Bond	2.500%	11/15/2025	A1	2,000,000	1,977,360
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1	750,000	872,130
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,000,000	1,046,040
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	279,982
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	563,777
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,149,729
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR3	700,000	713,363
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR3	90,000	91,718
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2	200,000	202,832
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1	650,000	658,587
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	523,020
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	1,000,000	1,099,930
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series B, Revenue Bond	6.500%	11/15/2028	A1	210,000	213,763
Middle Country Central School District At Centereach, School Impt., G.O. Bond	2.000%	8/15/2026	Aa2	1,005,000	954,157
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2	455,000	471,758
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	722,354
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR3	350,000	354,144
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	500,000	504,515
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	563,120
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	2,425,000	2,487,177
The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2	$1,250,000	$1,467,100
New York City Transitional Finance Authority, Building Aid, Public Impt., Prerefunded Balance, Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	1,000,000	1,035,540
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2	1,000,000	1,001,240
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,279,760
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	971,810
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	549,727
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1	2,000,000	2,293,020
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,363,330
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1	750,000	874,672
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,183,212
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1	350,000	365,992
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1	3,000,000	3,534,360
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,291,620
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,700,000	3,075,219
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2	4,865,000	5,626,908
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	445,000	458,657
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1	220,000	222,196
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	775,665
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	583,030
New York State Dormitory Authority, Income Tax Revenue, Series B, Revenue Bond, AMBAC	5.500%	3/15/2026	Aa1	1,200,000	1,457,244
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	851,581

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1	$500,000	$500,000
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,765,860
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,086,645
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,134,230
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	584,040
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A2	1,000,000	1,027,990
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA2	250,000	251,600
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA2	1,265,000	1,297,536
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2024	Aa1	4,000,000	4,597,760
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2027	Aa1	300,000	354,780
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2	500,000	504,415
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2	225,000	232,700
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,089,120
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,335,000
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa	1,000,000	1,166,670
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa	1,000,000	1,152,730
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,084,440
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR3	100,000	100,878
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA2	250,000	252,208
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	581,988
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	525,000	531,626

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, NATL	5.500%	3/15/2024	Aa1	$1,250,000	$1,472,000
New York State Urban Development Corp., Public Impt., Series C, Revenue Bond	4.000%	3/15/2043	Aa1	2,250,000	2,334,150
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1	1,050,000	1,238,422
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1	2,000,000	2,339,000
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,085,750
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	593,589
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	502,635
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	419,128
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1	500,000	504,330
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	403,724
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3	200,000	200,642
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2	250,000	265,245
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2	1,000,000	1,115,810
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2	1,000,000	1,139,930
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2	715,000	639,267
Orange County, Public Impt., Series A, G.O. Bond	2.000%	6/15/2026	Aa3	600,000	574,854
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3	520,000	589,581
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	373,695
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2025	Aaa	580,000	571,022
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	570,902
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	926,608
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3	400,000	405,824
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	877,057
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,893,400
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3	200,000	204,524
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2	300,000	300,663
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	930,000	933,032
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	106,447
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3	1,625,000	1,659,092
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	231,069

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	$475,000	$497,714
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA2	710,000	713,806
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA[2]	1,225,000	1,337,492
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	26,777
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	187,140
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA[2]	775,000	799,660
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA2	1,000,000	1,041,580
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	1,015,000	1,020,126
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	522,980
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	355,000	356,470
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3	890,000	902,184
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,126,288
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	402,402
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR3	305,000	309,154
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR3	310,000	314,222
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	758,816
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3	250,000	252,512
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	859,122
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,127,950
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,123,480
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3	500,000	506,845
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	526,682
Ulster County, Public Impt., G.O. Bond	2.000%	11/15/2025	AA2	745,000	719,156
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA2	685,000	689,583
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA2	580,000	583,787
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	666,046
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	544,105
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	523,090
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	304,570

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2018

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA2	$375,000	$377,475
West Babylon Union Free School District, School Impt., G.O. Bond	4.000%	8/1/2028	Aa2	1,075,000	1,186,327
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	366,289

TOTAL MUNICIPAL BONDS (Identified Cost $140,025,332)					139,571,218

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares (Identified Cost $4,980,115)	1.81%[4]			4,980,115	4,980,115

TOTAL INVESTMENTS - 99.2%
(Identified Cost $145,005,447)					144,551,333
OTHER ASSETS, LESS LIABILITIES - 0.8%					1,184,758

NET ASSETS - 100%					$145,736,091

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).

4Rate shown is the current yield as of June 30, 2018.

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $145,005,447) (Note 2)	$144,551,333
Interest receivable	1,323,743
Receivable for fund shares sold	11,269
Prepaid expenses	3,531

TOTAL ASSETS	145,889,876

LIABILITIES:

Accrued management fees (Note 3)	59,886
Accrued fund accounting and administration fees (Note 3)	28,546
Accrued Chief Compliance Officer service fees (Note 3)	259
Payable for fund shares repurchased	39,350
Audit fees payable	19,712
Other payables and accrued expenses	6,032

TOTAL LIABILITIES	153,785

TOTAL NET ASSETS	$145,736,091

NET ASSETS CONSIST OF:

Capital stock	$141,280
Additional paid-in-capital	145,815,910
Undistributed net investment income	249,258
Accumulated net realized loss on investments	(16,243)
Net unrealized depreciation on investments	(454,114)

TOTAL NET ASSETS	$145,736,091

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($145,736,091/14,128,012 shares)	$10.32

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$1,407,015
Dividends	16,905

Total Investment Income	1,423,920

EXPENSES:

Management fees (Note 3)	367,971
Fund accounting and administration fees (Note 3)	38,848
Directors’ fees (Note 3)	5,378
Chief Compliance Officer service fees (Note 3)	2,147
Custodian fees	4,951
Miscellaneous	32,987

Total Expenses	452,282

NET INVESTMENT INCOME	971,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(12,684)
Net change in unrealized appreciation (depreciation) on investments	(1,740,760)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,753,444)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(781,806)

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$971,638	$1,793,264
Net realized gain (loss) on investments	(12,684)	(1,393)
Net change in unrealized appreciation (depreciation) on investments	(1,740,760)	1,803,574

Net increase (decrease) from operations	(781,806)	3,595,445

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(923,097)	(1,694,530)
From net realized gain on investments	—	(28,818)

Total distributions to shareholders	(923,097)	(1,723,348)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(6,576,769)	(9,145,845)

Net decrease in net assets	(8,281,672)	(7,273,748)

NET ASSETS:

Beginning of period	154,017,763	161,291,511

End of period (including undistributed net investment income of $249,258 and $200,717, respectively)	$145,736,091	$154,017,763

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)	12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.43	$10.31	$10.50	$10.42	$10.40	$10.78

Income (loss) from investment operations:
Net investment income[1]	0.07	0.12	0.10	0.08	0.07	0.17
Net realized and unrealized gain (loss) on investments	(0.11)	0.11	(0.18)	0.08	0.07	(0.36)

Total from investment operations	(0.04)	0.23	(0.08)	0.16	0.14	(0.19)

Less distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.11)	(0.08)	(0.07)	(0.16)
From net realized gain on investments	—	— [2]	— [2]	—	(0.05)	(0.03)

Total distributions to shareholders	(0.07)	(0.11)	(0.11)	(0.08)	(0.12)	(0.19)

Net asset value - End of period	$10.32	$10.43	$10.31	$10.50	$10.42	$10.40

Net assets - End of period (000’s omitted)	$145,736	$154,018	$161,292	$174,603	$180,729	$163,836

Total return[3]	(0.43% )	2.27%	(0.79% )	1.54%	1.28%	(1.72% )
Ratios (to average net assets)/Supplemental Data:
Expenses	0.61% [4]	0.60%	0.60%	0.60%	0.58%	0.60%
Net investment income	1.32% [4]	1.12%	0.93%	0.74%	0.68%	1.57%
Portfolio turnover	7%	9%	19%	35%	43%	33%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$139,571,218	$—	$139,571,218	$—
Mutual fund	4,980,115	4,980,115	—	—

Total assets	$144,551,333	$4,980,115	$139,571,218	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December

15

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2018. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $10,710,723 and $17,987,187, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	380,983	$3,939,955	919,957	$9,622,095
Reinvested	83,475	859,403	153,519	1,608,482
Repurchased	(1,100,566)	(11,376,127)	(1,947,055)	(20,376,422)

Total	(636,108)	$(6,576,769)	(873,579)	$(9,145,845)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017, were as follows:

Ordinary income	$15,464
Tax exempt income	$1,679,081
Long-term capital gains	$28,803

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$145,005,447
Unrealized appreciation	594,995
Unrealized depreciation	(1,049,109)

Net unrealized depreciation	$(454,114)

Qualified late-year losses[1]	$3,559

1The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2018.

18

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

CORE BOND SERIES

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 981.47	$3.44	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class I
Actual	$1,000.00	$ 983.24	$2.21	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Core Bond Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 28.5%

Non-Convertible Corporate Bonds - 28.5%
Consumer Discretionary - 3.4%
Internet & Direct Marketing Retail - 1.4%
Booking Holdings, Inc., 3.60%, 6/1/2026	Baa1	$2,790,000	$2,714,970

Media - 1.0%
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	1,870,000	1,813,797

Multiline Retail - 1.0%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	Baa3	840,000	911,902
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	Baa3	850,000	912,869

			1,824,771

Total Consumer Discretionary			6,353,538

Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	Baa3	2,530,000	2,713,056
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa3	2,270,000	2,587,177
Petroleos Mexicanos (Mexico)[2], 6.35%, 2/12/2048	Baa3	2,820,000	2,545,050
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	2,520,000	2,702,686
Williams Partners LP, 3.75%, 6/15/2027	Baa3	1,495,000	1,411,619

Total Energy			11,959,588

Financials - 8.7%
Banks - 5.3%
Bank of America Corp., 4.00%, 1/22/2025	Baa2	2,750,000	2,714,669
Citigroup, Inc., 8.125%, 7/15/2039	Baa1	1,840,000	2,588,191
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3	2,630,000	2,703,979
Santander Holdings USA, Inc., 3.40%, 1/18/2023	Baa3	1,860,000	1,795,857

			9,802,696

Capital Markets - 1.4%
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	A3	2,670,000	2,696,700

Diversified Financial Services - 1.0%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,760,000	1,804,478

Insurance - 1.0%
Prudential Financial, Inc.[4], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2	1,710,000	1,806,188

Total Financials			16,110,062

Health Care - 1.0%
Health Care Providers & Services - 1.0%
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	Baa3	1,760,000	1,771,625

Industrials - 1.0%
Machinery - 1.0%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	Ba1	1,820,000	1,821,456

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 2.4%
Internet Software & Services - 2.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	$2,880,000	$2,683,406
Tencent Holdings Ltd. (China)[2], 3.595%, 1/19/2028	A1	1,900,000	1,797,438

Total Information Technology			4,480,844

Materials - 1.9%
Metals & Mining - 1.9%
Corp Nacional del Cobre de Chile (Chile)[2], 5.625%, 9/21/2035	A3	1,610,000	1,799,492
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	1,740,000	1,804,570

Total Materials			3,604,062

Real Estate - 1.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	441,536

Real Estate Management & Development - 1.0%

American Homes 4 Rent LP, 4.25%, 2/15/2028	Baa3	1,870,000	1,790,839

Total Real Estate			2,232,375

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	1,820,000	1,781,261
Verizon Communications, Inc., 5.50%, 3/16/2047	Baa1	2,540,000	2,661,566

Total Telecommunication Services			4,442,827

TOTAL CORPORATE BONDS
(Identified Cost $54,355,242)			52,776,377

ASSET-BACKED SECURITIES - 6.2%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	801,480	794,446
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR5	59,709	59,411
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	Aaa	610,386	604,145
Colony American Homes, Series 2015-1A, Class A2,3, (1 mo. LIBOR US + 1.200%), 3.246%, 7/17/2032	Aaa	537,517	537,271
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	AAA[6]	350,000	348,035
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	AAA[6]	207,718	206,840
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 4/15/2020	AAA[6]	1,000,000	994,848
GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/2020	AAA[6]	1,000,000	994,478

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA[6]	$20,467	$20,451
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, (1 mo. LIBOR US + 1.300%), 3.373%, 8/17/2032	Aaa	561,086	561,783
Invitation Homes Trust, Series 2017-SFR2, Class A2,3, (1 mo. LIBOR US + 0.850%), 2.935%, 12/17/2036	Aaa	154,292	154,292
Invitation Homes Trust, Series 2017-SFR2, Class B2,3, (1 mo. LIBOR US + 1.150%), 3.235%, 12/17/2036	Aa2	115,000	115,666
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa	702,040	699,926
Navient Student Loan Trust, Series 2016-3A, Class A1[2,3], (1 mo. LIBOR US + 0.600%), 2.691%, 6/25/2065	AAA[6]	77,213	77,246
Progress Residential Trust, Series 2017-SFR2, Class A2, 2.897%, 12/17/2034	Aaa	400,000	387,773
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa	1,394,826	1,374,845
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	AA6	252,763	251,386
SoFi Professional Loan Program LLC, Series 2014-A, Class A2[2], 3.02%, 10/25/2027	AAA[6]	159,343	159,403
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa	1,000,000	982,614
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	Aaa	115,013	114,032
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	AAA[6]	290,714	288,200
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	Aaa	139,840	138,605
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	Aaa	150,000	146,448
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR5	133,163	132,996
Tesla Auto Lease Trust, Series 2018-A, Class A2, 2.32%, 12/20/2019	Aaa	319,344	318,299
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa	498,871	482,776
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	Aaa	500,000	481,604

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $11,547,543)			11,427,819

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.0%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA[6]	30,743	31,021
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA[6]	400,000	379,981
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	Aaa	570,000	571,484

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR5	$400,000	$389,223
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[2,7], 3.50%, 8/25/2043	AAA[6]	868,766	857,093
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,7], 2.50%, 5/25/2043	AAA[6]	263,347	245,663
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,7], 2.13%, 2/25/2043	AAA[6]	190,687	177,016
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	682,223	682,459
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR5	27,156	27,055
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[7], 1.149%, 4/25/2021	Aaa	7,049,113	194,461
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.514%, 10/25/2021	Aaa	1,139,949	46,367
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.456%, 6/25/2022	Aaa	9,172,039	436,630
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[7], 3.32%, 2/25/2023	Aaa	900,000	909,180
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.201%, 4/25/2023	Aaa	13,664,332	116,460
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[7], 0.106%, 5/25/2023	Aaa	8,022,140	41,644
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[7], 3.06%, 7/25/2023	Aaa	870,000	868,221
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[7], 3.458%, 8/25/2023	Aaa	1,895,000	1,924,723
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	Aaa	564,475	545,700
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.542%, 10/25/2018	Aaa	1,494,181	2,268
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	Aaa	1,400,000	1,383,578
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	Aaa	1,800,000	1,788,500
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	901,772	923,942
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	910,165	945,258
FREMF Mortgage Trust, Series 2011-K15, Class B2,7, 4.948%, 8/25/2044	WR5	170,000	177,275
FREMF Mortgage Trust, Series 2013-K712, Class B2,7, 3.36%, 5/25/2045	AA6	360,000	360,814
FREMF Mortgage Trust, Series 2015-K42, Class B2,7, 3.852%, 12/25/2024	A3	380,000	378,480
FREMF Mortgage Trust, Series 2015-K43, Class B2,7, 3.734%, 2/25/2048	WR5	400,000	394,582
FREMF Mortgage Trust, Series 2015-K720, Class B2,7, 3.391%, 7/25/2022	Baa1	340,000	332,879

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,7], 3.382%, 12/15/2034	AA6	$400,000	$399,872
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,7], 3.382%, 12/15/2034	BBB[6]	220,000	218,698
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[6]	193,983	196,864
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,7], 3.00%, 3/25/2043	WR5	132,671	128,400
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,7], 3.50%, 5/25/2043	AAA[6]	147,246	144,899
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,7], 3.00%, 6/25/2029	AAA[6]	184,423	182,860
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,7], 3.50%, 8/25/2047	Aaa	873,867	863,558
JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,7], 3.50%, 12/25/2048	Aaa	331,091	324,573
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,7], 3.50%, 12/25/2048	Aaa	559,480	552,530
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa	22,604	22,511
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,7, 3.75%, 1/25/2054	AAA[6]	326,037	327,006
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,7], 3.75%, 11/25/2054	AA6	150,466	150,247
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,7], 3.75%, 8/25/2055	Aaa	316,190	316,834
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,7], 3.75%, 11/25/2056	AAA[6]	260,445	260,692
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA[6]	100,000	102,475
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa	544,637	531,437
Sequoia Mortgage Trust, Series 2012-3, Class A1[7], 3.50%, 7/25/2042	Aaa	381,665	378,922
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043	AAA[6]	152,380	146,945
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043	Aaa	208,495	201,821
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, (1 mo. LIBOR US + 1.220%), 3.293%, 11/15/2027	AAA[6]	377,144	377,312
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,7], 2.50%, 10/25/2056	Aaa	611,455	597,136
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa	800,000	793,355
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AA6	245,000	249,713
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	275,000	281,510

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,7], 4.869%, 2/15/2044	Aaa	$790,558	$818,314
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,7], 3.50%, 1/20/2045	WR5	160,905	158,105
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,7], 3.50%, 3/20/2045	Aaa	141,793	141,958

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,151,758)			24,000,504

FOREIGN GOVERNMENT BONDS - 3.1%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2	2,000,000	1,963,414
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2	1,000,000	980,034
Province of Ontario (Canada), 2.00%, 9/27/2018	Aa2	450,000	449,636
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa2	400,000	394,894
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1	2,000,000	1,966,800

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $5,838,801)			5,754,778

U.S. TREASURY SECURITIES - 32.3%

U.S. Treasury Bonds - 10.9%
U.S. Treasury Bond, 6.25%, 5/15/2030		2,625,000	3,512,886
U.S. Treasury Bond, 4.75%, 2/15/2037		2,700,000	3,421,934
U.S. Treasury Bond, 2.50%, 2/15/2045		4,000,000	3,647,031
U.S. Treasury Bond, 3.00%, 5/15/2047		7,717,000	7,739,608
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,923,768	1,878,214

Total U.S. Treasury Bonds
(Identified Cost $20,620,830)			20,199,673

U.S. Treasury Notes - 21.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		1,799,217	1,780,032
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023		1,910,392	1,867,524
U.S. Treasury Note, 1.625%, 4/30/2019		5,470,000	5,438,590
U.S. Treasury Note, 1.375%, 4/30/2020		5,580,000	5,465,785
U.S. Treasury Note, 1.75%, 4/30/2022		2,825,000	2,728,443
U.S. Treasury Note, 1.625%, 4/30/2023		3,850,000	3,657,801
U.S. Treasury Note, 2.00%, 4/30/2024		3,825,000	3,663,932
U.S. Treasury Note, 1.625%, 5/15/2026		6,000,000	5,488,359
U.S. Treasury Note, 2.375%, 5/15/2027		5,800,000	5,585,445
U.S. Treasury Note, 2.75%, 2/15/2028		3,800,000	3,767,492

Total U.S. Treasury Notes
(Identified Cost $39,922,394)			39,443,403

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $60,543,224)			59,643,076

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCIES - 10.6%
Mortgage-Backed Securities - 10.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$102,231	$104,609
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	5,839	5,943
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	11,690	12,074
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	70,356	72,033
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	14,434	14,904
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	124,658	127,627
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	10,606	11,069
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	102,262	107,006
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	359,981	389,933
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	716,674	725,204
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	337,351	365,991
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	48,844	52,803
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	143,582	158,068
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	50,710	54,898
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	125,523	128,923
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	557,627	586,590
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	173,013	177,681
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	369,980	389,978
Fannie Mae, Pool #AY8604, 3.50%, 4/1/2045	309,723	309,194
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	999,945	1,023,286
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	154,960	154,695
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	144,557	147,488
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	391,537	379,864
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	339,092	345,968
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,115,804	1,082,537
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	535,764	534,640
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	304,627	319,522
Fannie Mae, Pool #BD3546, 4.00%, 9/1/2047	279,355	285,367
Fannie Mae, Pool #AL8674, 5.651%, 1/1/2049	671,232	722,896
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	19,228	19,465
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	15,504	16,048
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	10,889	11,275
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	8,442	8,784
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	14,777	15,348
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	133,011	138,924
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	128,290	134,228
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	166,601	175,739
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	146,410	153,189
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	733,108	741,436
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	103,761	112,526
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	793,319	846,319
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	275,125	296,754
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	63,521	69,769

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	$358,623	$377,174
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	940,433	989,033
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	845,259	901,591
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	360,975	379,619
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	219,653	220,317
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	492,830	504,224
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	855,703	874,894
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	749,341	766,918
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	356,468	371,448
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	890,507	910,744
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	413,945	431,013
Freddie Mac, Pool #Q49109, 4.00%, 7/1/2047	385,986	393,894
Freddie Mac, Pool #Q50343, 4.00%, 8/1/2047	443,882	452,856
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	415,075	433,669

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $20,065,511)		19,537,989

U.S. GOVERNMENT SECURITIES - 4.0%

U.S. Treasury Bill - 4.0%
U.S. Treasury Bill[8], 1.88%, 9/6/2018
(Identified Cost $7,374,384)	7,400,000	7,374,529

SHORT-TERM INVESTMENT - 1.7%

Dreyfus Government Cash Management, Institutional Shares[9], 1.81%,
(Identified Cost $3,127,820)	3,127,820	3,127,820

TOTAL INVESTMENTS - 99.4%
(Identified Cost $187,004,283)		183,642,892
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,171,147

NET ASSETS - 100%		$184,814,039

IO - Interest only

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $26,042,599 or 14.1% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

[3]	Floating rate security. Rate shown is the rate in effect as of June 30, 2018.
[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2018.
[5]	Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).
[6]	Credit ratings from S&P (unaudited).
[7]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2018.

[8]	Represents the annualized yield at time of purchase.
[9]	Rate shown is the current yield as of June 30, 2018.

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $187,004,283) (Note 2)	$183,642,892
Cash	74,025
Interest receivable	1,212,342
Receivable for fund shares sold	70
Prepaid and other expenses	24,808

TOTAL ASSETS	184,954,137

LIABILITIES:

Accrued management fees (Note 3)	48,728
Accrued fund accounting and administration fees (Note 3)	35,409
Accrued shareholder services fees (Class S) (Note 3)	22,245
Accrued Chief Compliance Officer service fees (Note 3)	260
Audit fees payable	21,683
Payable for fund shares repurchased	6,492
Other payables and accrued expenses	5,281

TOTAL LIABILITIES	140,098

TOTAL NET ASSETS	$184,814,039

NET ASSETS CONSIST OF:

Capital stock	$184,582
Additional paid-in-capital	189,337,741
Undistributed net investment income	552,973
Accumulated net realized loss on investments	(1,899,866)
Net unrealized depreciation on investments	(3,361,391)

TOTAL NET ASSETS	$184,814,039

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($108,619,303/10,501,855 shares)	$10.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($76,194,736/7,956,324 shares)	$9.58

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$2,694,297
Dividends	20,079

Total Investment Income	2,714,376

EXPENSES:

Management fees (Note 3)	368,806
Shareholder services fees (Class S) (Note 3)	137,636
Fund accounting and administration fees (Note 3)	47,705
Directors’ fees (Note 3)	6,704
Chief Compliance Officer service fees (Note 3)	2,148
Custodian fees	6,009
Miscellaneous	54,237

Total Expenses	623,245
Less reduction of expenses (Note 3)	(70,703)

Net Expenses	552,542

NET INVESTMENT INCOME	2,161,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(1,779,724)
Net change in unrealized appreciation (depreciation) on investments	(3,865,348)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,645,072)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,483,238)

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,161,834	$3,824,796
Net realized gain (loss) on investments	(1,779,724)	159,678
Net change in unrealized appreciation (depreciation) on investments	(3,865,348)	1,661,145

Net increase (decrease) from operations	(3,483,238)	5,645,619

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(870,822)	(2,098,656)
From net investment income (Class I)	(738,039)	(1,773,042)
From net realized gain on investments (Class S)	—	(146,821)
From net realized gain on investments (Class I)	—	(111,581)

Total distributions to shareholders	(1,608,861)	(4,130,100)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(5,637,885)	11,706,840

Net increase (decrease) in net assets	(10,729,984)	13,222,359

NET ASSETS:

Beginning of period	195,544,023	182,321,664

End of period (including undistributed net investment income of $552,973 and $0, respectively)	$184,814,039	$195,544,023

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.62		$10.52	$10.48	$10.69	$10.74	$11.56

Income (loss) from investment operations:
Net investment income[1]	0.12		0.20	0.17	0.22	0.31	0.35
Net realized and unrealized gain (loss) on investments	(0.32)		0.10	0.10	(0.17)	0.08	(0.44)

Total from investment operations	(0.20)		0.30	0.27	0.05	0.39	(0.09)

Less distributions to shareholders:
From net investment income	(0.08)		(0.19)	(0.17)	(0.20)	(0.32)	(0.36)
From net realized gain on investments	—		(0.01)	(0.06)	(0.06)	(0.12)	(0.37)

Total distributions to shareholders	(0.08)		(0.20)	(0.23)	(0.26)	(0.44)	(0.73)

Net asset value - End of period	$10.34		$10.62	$10.52	$10.48	$10.69	$10.74

Net assets - End of period (000’s omitted)	$108,619		$119,137	$117,559	$147,074	$153,018	$153,109

Total return[2]	(1.85%	)	2.91%	2.53%	0.44%	3.62%	(0.79% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.70%	[3]	0.70%	0.70%	0.69%	0.70%	0.70%
Net investment income	2.24%	[3]	1.86%	1.61%	2.09%	2.86%	3.09%
Portfolio turnover	46%		48%	75%	88%	57%	56%

*Effective August 3, 2015, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.08%	[3]	0.07%	0.06%	0.03%	N/A	N/A
1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)		FOR THE YEAR ENDED		FOR THE PERIOD 8/3/15[1] TO 12/31/15
			12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.84		$9.77	$9.75	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.12		0.21	0.18	0.08

Net realized and unrealized gain (loss) on investments	(0.29)		0.09	0.10	(0.13)

Total from investment operations	(0.17)		0.30	0.28	(0.05)

Less distributions to shareholders:

From net investment income	(0.09)		(0.22)	(0.20)	(0.14)

From net realized gain on investments	—		(0.01)	(0.06)	(0.06)

Total distributions to shareholders	(0.09)		(0.23)	(0.26)	(0.20)

Net asset value - End of period	$9.58		$9.84	$9.77	$9.75

Net assets - End of period (000’s omitted)	$76,195		$76,407	$64,763	$79,303

Total return[3]	(1.68%)		3.10%	2.80%	(0.51%)

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.45%	[4]	0.45%	0.45%	0.46%	[4]

Net investment income	2.50%	[4]	2.12%	1.86%	2.03%	[4]

Portfolio turnover	46%		48%	75%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.08%	[4]	0.07%	0.06%	0.06%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 125 million have been designated as Core Bond Series Class S common stock and 100 million have been designated as Core Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$86,555,594	$—	$86,555,594	$—
Corporate debt:
Consumer Discretionary	6,353,538	—	6,353,538	—
Energy	11,959,588	—	11,959,588	—
Financials	16,110,062	—	16,110,062	—
Health Care	1,771,625	—	1,771,625	—
Industrials	1,821,456	—	1,821,456	—
Information Technology	4,480,844	—	4,480,844	—
Materials	3,604,062	—	3,604,062	—
Real Estate	2,232,375	—	2,232,375	—
Telecommunication Services	4,442,827	—	4,442,827	—
Asset-backed securities	11,427,819	—	11,427,819	—
Commercial mortgage-backed securities	24,000,504	—	24,000,504	—
Foreign government bonds	5,754,778	—	5,754,778	—
Mutual fund	3,127,820	3,127,820	—	—

Total assets	$183,642,892	$3,127,820	$180,515,072	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2018.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2018.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2018.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.45% of average daily net assets. Accordingly, the Advisor waived fees of $70,703 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $46,322,712 and $63,579,013, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $34,471,761 and $30,005,875, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and I of Core Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	301,016	$3,133,399	1,026,314	$10,943,765
Reinvested	83,513	863,689	209,180	2,229,490
Repurchased	(1,098,374)	(11,466,228)	(1,189,385)	(12,671,590)

Total	(713,845)	$(7,469,140)	46,109	$501,665

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	705,639	$6,789,774	3,683,528	$36,406,100
Reinvested	49,384	472,689	129,474	1,279,736
Repurchased	(562,759)	(5,431,208)	(2,679,046)	(26,480,661)

Total	192,264	$1,831,255	1,133,956	$11,205,175

Approximately 82% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income	$3,824,796
Long-term capital gains	$305,304

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$187,030,078
Unrealized appreciation	566,103
Unrealized depreciation	(3,953,289)

Net unrealized depreciation	$(3,387,186)

23

Core Bond Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

For	8,886,809
Against	—
Abstain	3,097

24

{This page intentionally left blank}

25

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

UNCONSTRAINED BOND SERIES

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 995.29	$3.71	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class I
Actual	$1,000.00	$ 995.96	$2.47	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been waived during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2018

(unaudited)

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS - 58.4%

Non-Convertible Corporate Bonds - 58.4%
Consumer Discretionary - 6.3%
Auto Components - 0.1%
Techniplas LLC[3], 10.00%, 5/1/2020	Caa2	1,065,000	$947,850

Automobiles - 1.2%
Ford Motor Credit Co. LLC[4], (3 mo. LIBOR US + 0.930%), 3.293%, 11/4/2019	Baa2	9,000,000	9,062,069

Hotels, Restaurants & Leisure - 0.1%
Stars Group Holdings B.V. - Stars Group U.S. Co-Borrower LLC (Canada)[3], 7.00%, 7/15/2026	Caa1	1,010,000	1,020,100

Household Durables - 1.9%
Century Communities, Inc., 5.875%, 7/15/2025	B3	2,095,000	1,979,775
LGI Homes, Inc.[3], 6.875%, 7/15/2026	B1	1,635,000	1,630,912
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,570,000	1,460,100
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	6,175,000	6,207,110
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	875,000	868,438
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3	1,010,000	983,488
Weekley Homes LLC - Weekley Finance Corp.[3], 6.625%, 8/15/2025	B3	1,470,000	1,392,825

			14,522,648

Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc., 3.60%, 6/1/2026	Baa1	12,000,000	11,677,290

Media - 1.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.50%, 5/1/2026	B1	880,000	853,336
Cequel Communications Holdings I LLC - Cequel Capital Corp.[3], 7.50%, 4/1/2028	Caa1	1,000,000	1,012,200
CSC Holdings LLC, 7.625%, 7/15/2018	B2	285,000	285,143
CSC Holdings LLC, 8.625%, 2/15/2019	B2	2,478,000	2,549,242
CSC Holdings LLC, 5.25%, 6/1/2024	B2	2,000,000	1,890,000
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[3], 5.50%, 3/1/2028	Ba3	2,000,000	1,820,000
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	Ba3	2,100,000	1,995,210

			10,405,131

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.[3], 4.875%, 5/15/2026	Ba2	1,060,000	1,022,900

Total Consumer Discretionary			48,657,988

Consumer Staples - 1.8%
Food & Staples Retailing - 1.7%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	Ba3	1,505,000	1,474,900
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2	4,800,000	4,748,751
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3	7,040,000	6,989,600

			13,213,251

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.1%
First Quality Finance Co., Inc.[3], 5.00%, 7/1/2025	B1		1,050,000	$960,750

Total Consumer Staples				14,174,001

Energy - 9.6%
Energy Equipment & Services - 0.4%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	B2		1,050,000	1,057,875
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	B3		1,580,000	1,520,750

				2,578,625

Oil, Gas & Consumable Fuels - 9.2%
Boardwalk Pipelines LP, 5.95%, 6/1/2026	Baa3		12,000,000	12,868,249
BP Capital Markets plc (United Kingdom), 2.241%, 9/26/2018	A1		1,500,000	1,499,479
Cheniere Energy Partners LP3, 5.25%, 10/1/2025	Ba2		1,515,000	1,477,807
DCP Midstream Operating, LP3, 9.75%, 3/15/2019	Ba2		3,110,000	3,238,288
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[5]	1,565,000	1,565,000
Energy Transfer Partners LP, 9.00%, 4/15/2019	Baa3		397,000	415,111
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[5]	1,889,000	1,959,838
Hilcorp Energy I LP - Hilcorp Finance Co.[3], 5.75%, 10/1/2025	Ba2		985,000	982,537
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	B3		2,095,000	1,691,712
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	Baa3		3,115,000	3,280,002
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa3		900,000	945,900
OKEA AS (Norway)[4,6], (3 mo. LIBOR US + 6.500%), 8.836%, 6/28/2023	WR	[5]	1,000,000	1,002,500
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa3		8,000,000	8,293,040
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	Baa3		3,930,000	4,130,430
Rockies Express Pipeline, LLC[3], 6.00%, 1/15/2019	Ba1		3,000,000	3,033,750
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020	Ba1		5,000,000	5,118,750
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/2024	Baa3		10,000,000	10,666,549
SemGroup Corp., 6.375%, 3/15/2025	B3		1,875,000	1,781,250
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3		1,060,000	1,018,925
Southwestern Energy Co.[7], 6.70%, 1/23/2025	Ba3		1,125,000	1,101,094
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[3], 5.50%, 9/15/2024	Ba3		1,520,000	1,550,400
Williams Partners LP, 3.75%, 6/15/2027	Baa3		4,000,000	3,776,906

				71,397,517

Total Energy				73,976,142

Financials - 20.7%
Banks - 8.2%
Bank of America Corp.[4], (3 mo. LIBOR US + 0.760%), 3.101%, 9/15/2026	Baa2		4,811,000	4,628,397
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		8,000,000	7,856,113
Dexia Credit Local S.A. (France), 1.875%, 9/15/2021	Aa3		5,000,000	4,817,970

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	8,800,000	$8,816,186
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3	12,000,000	12,337,547
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	150,000	154,475
Popular, Inc., 7.00%, 7/1/2019	B2	1,655,000	1,679,825
Royal Bank of Scotland Group plc (United Kingdom), 4.70%, 7/3/2018	Ba2	2,000,000	2,000,000
Santander Holdings USA, Inc., 2.70%, 5/24/2019	Baa3	9,446,000	9,417,542
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3	3,750,000	3,716,965
The Toronto-Dominion Bank (Canada)[3], 2.25%, 9/25/2019	Aaa	4,000,000	3,972,931
Westpac Banking Corp. (Australia)[3], 2.00%, 3/3/2020	Aaa	4,000,000	3,935,320

			63,333,271

Capital Markets - 4.3%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	7,800,000	8,078,753
Morgan Stanley, 2.50%, 1/24/2019	A3	8,500,000	8,486,595
Morgan Stanley[4], (3 mo. LIBOR US + 1.140%), 3.506%, 1/27/2020	A3	8,750,000	8,872,246
UBS AG (Switzerland)[4], (3 mo. LIBOR US + 0.850%), 3.15%, 6/1/2020	Aa3	8,000,000	8,069,215

			33,506,809

Consumer Finance - 2.3%
Ally Financial, Inc., 3.25%, 11/5/2018	BB8	2,500,000	2,500,000
Ally Financial, Inc., 3.50%, 1/27/2019	Ba3	4,940,000	4,933,825
American Express Credit Corp.[4], (3 mo. LIBOR US + 0.730%), 3.049%, 5/26/2020	A2	7,500,000	7,563,894
Navient Corp., 5.50%, 1/15/2019	Ba3	1,335,000	1,345,680
SLM Corp., 5.125%, 4/5/2022	Ba2	1,420,000	1,412,900

			17,756,299

Diversified Financial Services - 3.8%
Aircastle Ltd., 6.25%, 12/1/2019	Ba1	610,000	630,941
Aircastle Ltd., 7.625%, 4/15/2020	Ba1	3,375,000	3,569,062
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	8,000,000	8,202,174
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	B2	1,490,000	1,449,025
Navient Corp., 4.875%, 6/17/2019	Ba3	2,189,000	2,199,945
Navient Corp., 8.00%, 3/25/2020	Ba3	1,000,000	1,055,000
Navient Corp., 7.25%, 9/25/2023	Ba3	880,000	921,800
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[3], 6.375%, 12/15/2022	Ba3	1,570,000	1,593,550
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3	1,640,000	1,557,672
Wells Fargo & Co., 2.15%, 1/15/2019	A2	8,500,000	8,471,756

			29,650,925

Insurance - 2.0%
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	9,950,000	10,397,601

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Pricoa Global Funding I3, 1.45%, 9/13/2019	A1	2,000,000	$1,966,522
Prudential Financial, Inc.[9], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2	2,460,000	2,598,375

			14,962,498

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	970,000	991,291

Total Financials			160,201,093

Health Care - 4.5%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	Ba3	1,100,000	1,166,687

Health Care Providers & Services - 4.1%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,850,000	1,741,313
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2	6,500,000	6,238,736
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 6.50%, 9/15/2018	Baa3	10,097,000	10,163,694
HCA, Inc., 3.75%, 3/15/2019	Ba1	6,500,000	6,524,375
HCA, Inc., 4.25%, 10/15/2019	Ba1	1,500,000	1,511,250
HCA, Inc., 6.50%, 2/15/2020	Ba1	4,000,000	4,152,500
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[3], 6.625%, 5/15/2022	Caa2	1,065,000	1,041,038
Tenet Healthcare Corp., 6.00%, 10/1/2020	Ba3	610,000	626,775

			31,999,681

Pharmaceuticals - 0.2%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[3], 8.75%, 11/1/2024	B3	1,535,000	1,648,206

Total Health Care			34,814,574

Industrials - 2.0%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,030,000	1,035,150

Construction & Engineering - 0.2%
Tutor Perini Corp.[3], 6.875%, 5/1/2025	B1	1,550,000	1,551,938

Containers & Packaging - 0.4%
W/S Packaging Holdings, Inc.[3], 9.00%, 4/15/2023	B3	2,555,000	2,586,938

Industrial Conglomerates - 0.3%
LSB Industries, Inc.[3], 9.625%, 5/1/2023	Caa1	1,950,000	1,964,625

Marine - 0.5%
Borealis Finance, LLC[10], 7.50%, 11/16/2022	WR5	2,010,000	1,982,362

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	B3	2,095,000	$2,068,812

			4,051,174

Professional Services - 0.1%
Nielsen Finance LLC - Nielsen Finance Co.[3], 5.00%, 4/15/2022	B1	1,030,000	1,012,078

Transportation Infrastructure - 0.4%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	WR5	800,000	812,000
MPC Container Ships Invest B.V. (Norway)[4,11], (3 mo. LIBOR US + 4.750%), 7.082%, 9/22/2022	WR5	1,000,000	1,025,510
Songa Bulk ASA (Norway)[3,4], (3 mo. LIBOR US + 4.500%), 6.833%, 6/13/2022	WR5	1,200,000	1,246,368

			3,083,878

Total Industrials			15,285,781

Information Technology - 2.3%
Internet Software & Services - 2.1%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	12,000,000	11,180,860
MSCI, Inc.[3], 5.375%, 5/15/2027	Ba2	990,000	990,000
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A1	3,700,000	3,714,599
Tencent Holdings Ltd. (China)[3], 2.875%, 2/11/2020	A1	200,000	199,074

			16,084,533

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	1,635,000	1,581,535

Total Information Technology			17,666,068

Materials - 2.8%
Chemicals - 0.4%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. -
Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3	1,110,000	1,134,975
OCI N.V. (Netherlands)[3], 6.625%, 4/15/2023	B1	1,625,000	1,650,512

			2,785,487

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 6.00%, 2/15/2025	B3	970,000	944,538

Metals & Mining - 2.3%
Corp Nacional del Cobre de Chile (Chile)[3], 4.50%, 9/16/2025	A3	8,000,000	8,169,440
Ferroglobe plc - Globe Specialty Metals, Inc.[3], 9.375%, 3/1/2022	B3	1,545,000	1,599,075
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	B3	2,690,000	2,679,913
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	Ba3	2,520,000	2,513,700

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	3,000,000	$3,111,327

			18,073,455

Total Materials			21,803,480

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITS) - 2.1%
American Tower Corp., 3.40%, 2/15/2019	Baa3	1,400,000	1,403,768
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,500,000	4,461,377
iStar, Inc., 5.25%, 9/15/2022	B1	1,530,000	1,481,231
Starwood Property Trust, Inc.[3], 3.625%, 2/1/2021	Ba3	2,000,000	1,955,000
Welltower, Inc., 4.125%, 4/1/2019	Baa1	7,300,000	7,342,754

			16,644,130

Real Estate Management & Development - 0.2%
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	B1	1,560,000	1,513,200

Total Real Estate			18,157,330

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.[4], (3 mo. LIBOR US + 0.930%), 3.264%, 6/30/2020	Baa2	8,000,000	8,089,379
AT&T, Inc., 4.45%, 4/1/2024	Baa2	3,620,000	3,654,605
Verizon Communications, Inc.[4], (3 mo. LIBOR US + 0.770%), 3.105%, 6/17/2019	Baa1	8,668,000	8,716,004
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	4,400,000	4,354,422

			24,814,410

Wireless Telecommunication Services - 1.7%
Altice US Finance I Corp.[3], 5.50%, 5/15/2026	Ba3	1,015,000	979,475
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba2	7,325,000	7,496,771
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,630,000	2,465,625
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba3	1,555,000	1,527,787
Sprint Communications, Inc.[3], 9.00%, 11/15/2018	B1	945,000	963,900

			13,433,558

Total Telecommunication Services			38,247,968

Utilities - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B1	7,640,000	7,907,400
Drax Finco plc (United Kingdom)[3], 6.625%, 11/1/2025	BB8	1,490,000	1,482,550

Total Utilities			9,389,950

TOTAL CORPORATE BONDS
(Identified Cost $457,050,790)			452,374,375

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 16.3%

Ally Auto Receivables Trust, Series 2016-1, Class A4, 1.73%, 11/16/2020	Aaa	750,000	$744,172
Ally Auto Receivables Trust, Series 2018-1, Class A1, 1.75%, 2/15/2019	AAA[8]	1,131,793	1,131,799
Ally Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 2/16/2021	Aaa	1,835,000	1,834,007
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	3,712,120	3,679,539
Capital One Multi-Asset Execution Trust, Series 2016, Class A4, 1.33%, 6/15/2022	AAA[8]	3,337,000	3,284,679
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA[8]	2,813,863	2,793,065
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	Aaa	438,584	438,183
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/2020	Aaa	1,345,338	1,343,330
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA[8]	3,800,000	3,743,973
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	WR5	174,351	173,479
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	Aaa	2,948,767	2,918,614
Citibank Credit Card Issuance Trust, Series 2014, Class A6, 2.15%, 7/15/2021	Aaa	3,760,000	3,737,973
Colony American Homes, Series 2015-1A, Class A3,4, (1 mo. LIBOR US + 1.200%), 3.246%, 7/17/2032	Aaa	1,729,401	1,728,612
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	AAA[8]	1,700,000	1,690,455
Daimler Trucks Retail Trust, Series 2018-1, Class A2[3], 2.60%, 5/15/2020	Aaa	4,500,000	4,500,362
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	AAA[8]	894,409	890,628
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[3], 2.04%, 2/22/2022	AAA[8]	3,900,000	3,842,775
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[3], 2.13%, 7/20/2022	AAA[8]	1,868,484	1,857,490
Enterprise Fleet Financing LLC, Series 2018-1, Class A1[3], 2.15%, 3/20/2019	AAA[8]	5,147,846	5,142,719
Ford Credit Auto Lease Trust, Series 2016-A, Class A4, 1.85%, 7/15/2019	AAA[8]	117,917	117,894
Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 9/15/2019	Aaa	11,271	11,264
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa	300,000	295,114
GM Financial Automobile Leasing Trust, Series 2016-1, Class A3, 1.64%, 7/20/2019	Aaa	1,154,903	1,153,637
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.78%, 5/20/2020	Aaa	4,000,000	3,969,791
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[3], 3.23%, 5/10/2032	Aaa	7,000,000	7,006,550
Hertz Vehicle Financing II LP, Series 2015-2A, Class A3, 2.02%, 9/25/2019	Aaa	4,000,000	3,993,440

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2013-1A, Class A2[3], 1.83%, 8/25/2019	Aaa	1,333,333	$1,332,046
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA[8]	235,365	235,192
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A3[3], 1.49%, 2/18/2020	AAA[8]	1,283,923	1,280,499
Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A1[3], 1.95%, 3/15/2019	Aaa	818,907	818,915
Hyundai Auto Receivables Trust, Series 2015-A, Class A4, 1.37%, 7/15/2020	AAA[8]	1,525,920	1,521,608
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA[8]	165,000	162,869
Illinois Student Assistance Commission, Series 2010-1, Class A2[4], (3 mo. LIBOR US + 1.050%), 3.41%, 4/25/2022	AAA[8]	232,416	232,684
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, (1 mo. LIBOR US + 1.300%), 3.373%, 8/17/2032	Aaa	1,706,635	1,708,758
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 2.935%, 12/17/2036	Aaa	497,716	497,715
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.235%, 12/17/2036	Aa2	400,000	402,318
Kubota Credit Owner Trust, Series 2018-1A, Class A1[3], 2.37%, 5/15/2019	Aaa	5,305,249	5,305,443
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa	3,432,195	3,421,863
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], (1 mo. LIBOR US + 0.750%), 2.841%, 6/25/2065	Aaa	187,623	187,771
Navient Student Loan Trust, Series 2016-3A, Class A1[3,4], (1 mo. LIBOR US + 0.600%), 2.691%, 6/25/2065	AAA[8]	372,884	373,043
Navient Student Loan Trust, Series 2018-2A, Class A1[3,4], (1 mo. LIBOR US + 0.240%), 2.331%, 3/25/2067	Aaa	4,056,754	4,059,178
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa	3,785,416	3,743,221
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	Aaa	1,650,000	1,599,565
SLC Student Loan Trust, Series 2004-1, Class A6[4], (3 mo. LIBOR US + 0.160%), 2.503%, 5/15/2023	Aaa	2,860,610	2,858,658
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 2.91%, 4/27/2026	Aaa	2,672,857	2,679,645
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.423%, 3/16/2026	Aaa	3,415,121	3,416,914
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	AA8	1,383,652	1,366,140
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[3], 2.14%, 9/25/2026	AA8	1,440,748	1,432,898
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[3], 2.42%, 3/25/2030	Aaa	637,530	628,916

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2016-C, Class A2A3, 1.48%, 5/26/2031	Aaa	422,943	$421,525
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B3, 2.36%, 12/27/2032	Aaa	600,000	581,943
SoFi Professional Loan Program LLC, Series 2016-E, Class A2A3, 1.63%, 1/25/2036	Aaa	635,553	632,830
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	Aaa	592,049	586,998
SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX3, 1.83%, 5/25/2040	Aaa	210,450	209,118
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	AAA[8]	1,319,788	1,308,375
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX3, 1.72%, 9/25/2040	Aaa	2,131,075	2,115,960
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	Aaa	599,313	594,022
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	Aaa	750,000	732,239
SoFi Professional Loan Program LLC, Series 2018-B, Class A1FX3, 2.64%, 8/25/2047	Aaa	8,422,455	8,390,313
South Carolina Student Loan Corp., Series 2005, Class A3[4], (3 mo. LIBOR US + 0.140%), 2.44%, 12/1/2023	Aaa	302,445	302,324
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	WR5	553,137	552,445
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, 1.06%, 5/15/2019	Aaa	145,778	145,683
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	Aaa	2,394,582	2,317,326
Westlake Automobile Receivables Trust, Series 2018-1A, Class A1[3], 1.75%, 2/15/2019	AAA[8]	238,827	238,815
Wheels SPV 2 LLC, Series 2016-1A, Class A2[3], 1.59%, 5/20/2025	AAA[8]	193,844	193,023
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA[8]	4,000,000	3,953,598
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A, 1.20%, 2/15/2019	Aaa	3,130	3,128
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa	750,000	743,453
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A1, 1.95%, 3/15/2019	Aaa	1,110,071	1,109,756

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $127,066,177)			126,422,277

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029 .	AAA[8]	133,733	134,941
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,12], 2.13%, 2/25/2043	AAA[8]	664,260	616,636

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	3,187,029	$3,188,131
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	WR5	136,279	135,774
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[12], 1.348%, 11/25/2019	Aaa	6,934,710	115,925
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[12], 1.286%, 8/25/2020	Aaa	9,033,102	202,282
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[12], 1.149%, 4/25/2021	Aaa	7,131,527	196,734
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[12], 1.514%, 10/25/2021	Aaa	4,805,033	195,444
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[12], 1.338%, 12/25/2021	Aaa	34,333,633	1,290,450
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[12], 1.456%, 6/25/2022	Aaa	17,133,962	815,654
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[12], 0.201%, 4/25/2023	Aaa	57,596,906	490,893
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[12], 0.106%, 5/25/2023	Aaa	33,814,345	175,534
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[12], 1.542%, 10/25/2018	Aaa	7,337,805	11,138
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class A2, 1.72%, 1/25/2019	Aaa	75,169	74,907
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	4,067,776	4,167,782
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	4,254,030	4,418,056
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	WR5	88,468,644	325,653
FREMF Mortgage Trust, Series 2013-K712, Class B3,12, 3.36%, 5/25/2045	AA8	1,300,000	1,302,941
FREMF Mortgage Trust, Series 2014-K716, Class B3,12, 3.95%, 8/25/2047	A1	2,550,000	2,587,617
FREMF Mortgage Trust, Series 2015-K42, Class B3,12, 3.852%, 12/25/2024	A3	1,900,000	1,892,400
FREMF Mortgage Trust, Series 2015-K43, Class B3,12, 3.734%, 2/25/2048	WR5	1,500,000	1,479,683
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,12], 3.382%, 12/15/2034	AA8	2,000,000	1,999,361
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,12], 3.382%, 12/15/2034	BBB[8]	1,150,000	1,143,195
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA[8]	727,435	738,239
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[3], 4.106%, 7/15/2046	AAA[8]	265,780	265,511
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,12], 3.00%, 3/25/2043	WR5	462,160	447,284
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,12], 3.50%, 5/25/2043	AAA[8]	541,946	533,309

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,12], 3.00%, 6/25/2029	AAA[8]		829,905	$822,871
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,12], 3.50%, 8/25/2047	Aaa		3,574,911	3,532,738
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	Aaa		97,606	97,205
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,12], 3.75%, 11/25/2054	AA8		748,158	747,069
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,12], 3.75%, 8/25/2055	Aaa		1,159,363	1,161,724
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA[8]		420,000	430,394
Sequoia Mortgage Trust, Series 2013-2, Class A12, 1.874%, 2/25/2043	AAA[8]		678,846	609,799
Sequoia Mortgage Trust, Series 2013-7, Class A2[12], 3.00%, 6/25/2043	AAA[8]		560,540	540,546
Sequoia Mortgage Trust, Series 2013-8, Class A1[12], 3.00%, 6/25/2043	Aaa		771,161	746,476
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.293%, 11/15/2027	AAA[8]		1,844,325	1,845,149
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,12], 2.50%, 10/25/2056	Aaa		1,726,461	1,686,031
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AA8		1,195,000	1,217,986
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa		1,350,000	1,381,960
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,12], 4.869%, 2/15/2044	Aaa		1,512,796	1,565,910
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,12], 3.50%, 1/20/2045	WR5		804,526	790,524
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,12], 3.50%, 3/20/2045	Aaa		708,964	709,789

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $46,026,185)				46,831,645

FOREIGN GOVERNMENT BONDS - 5.1%

Argentine Republic Government International Bond (Argentina), 6.25%, 4/22/2019	B2		2,000,000	2,008,020
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,228,500
Chile Government Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	1,800,000,000	2,856,523
The Export-Import Bank of China (China)[3], 2.50%, 7/31/2019	A1		7,500,000	7,448,895
The Export-Import Bank of China (China), 2.50%, 7/31/2019	A1		630,000	625,707
Export-Import Bank of India (India), 3.375%, 8/5/2026	Baa2		3,000,000	2,753,889
Export-Import Bank of Korea (South Korea), 1.75%, 5/26/2019	Aa2		7,716,000	7,628,693
The Korea Development Bank (South Korea), 2.875%, 8/22/2018	Aa2		5,839,000	5,839,409
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		1,500,000	1,470,051
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	1,771,443

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	$6,085,609

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $45,081,266)				39,716,739

U.S. TREASURY SECURITIES - 4.9%
U.S. Treasury Bonds - 3.2%
U.S. Treasury Bond, 6.25%, 5/15/2030			6,100,000	8,163,277
U.S. Treasury Bond, 4.75%, 2/15/2037			6,300,000	7,984,512
U.S. Treasury Bond, 2.50%, 2/15/2045			9,300,000	8,479,347

Total U.S. Treasury Bonds
(Identified Cost $25,979,875)				24,627,136

U.S. Treasury Notes - 1.7%
U.S. Treasury Note, 1.50%, 2/28/2023
(Identified Cost $13,710,467)			14,450,000	13,679,522

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $39,690,342)				38,306,658

U.S. GOVERNMENT AGENCIES - 6.2%
Mortgage-Backed Securities - 6.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			247,956	253,722
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			15,280	15,554
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			28,413	29,345
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			171,052	175,131
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			34,956	36,094
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			302,432	309,635
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			25,760	26,885
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029			91,528	96,108
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034			396,052	414,427
Fannie Mae, Pool #918516, 5.50%, 6/1/2037			127,744	137,280
Fannie Mae, Pool #889624, 5.50%, 5/1/2038			189,167	204,499
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			505,677	556,695
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039			196,396	212,614
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039			979,699	1,006,041
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041			2,019,853	2,124,364
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044			1,047,292	1,098,533
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044			1,033,523	1,080,936
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046			3,070,419	3,132,524
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046			3,932,067	4,011,783
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047			846,186	887,561
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			46,742	47,318
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			37,624	38,943
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			26,449	27,388

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	20,525	$21,354
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	35,819	37,204
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	16,247	16,790
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	223,349	233,285
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	605,938	632,877
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	567,834	594,119
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	2,948,971	2,991,477
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,311,834	1,357,060
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	525,251	569,621
Freddie Mac, Pool #C91872, 3.50%, 4/1/2036	3,423,865	3,462,732
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	226,218	244,814
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	247,883	267,078
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	122,140	134,153
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,295,459	3,463,741
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	3,191,305	3,356,183
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,681,739	3,848,860
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	5,150,237	5,270,911
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	5,505,055	5,493,844

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $49,603,562)		47,919,483

SHORT-TERM INVESTMENT -3.9%

Dreyfus Government Cash Management, Institutional Shares[13], 1.81%,
(Identified Cost $30,080,752)	30,080,752	30,080,752

TOTAL INVESTMENTS - 100.9%
(Identified Cost $794,599,074)		781,651,929
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(6,910,480)

NET ASSETS - 100%		$774,741,449

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2018[14]:
SETTLEMENT DATE	CONTRACTS TO DELIVER/(RECEIVE)	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
10/15/2018	JPY 1,750,000,000	$16,072,741	$15,929,713	$(143,027)
10/15/2018	JPY (1,750,000,000)	15,981,735	15,929,713	52,022

NET UNREALIZED DEPRECIATION				(91,005)

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2018:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
225	Euro-SCHATZ U.S. Ultra Treasury	Eurex	September 2018	29,450,929	$29,630
107	Bonds (10 year)	CBOT	September 2018	13,721,078	166,910
75	90 Day Euro Dollar	Eurex	March 2019	18,232,500	(108,001)

TOTAL LONG POSITIONS					88,539

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2018:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
104	Euro-BUND	Eurex	September 2018	(19,741,916)	$(171,712)
75	90 Day Euro Dollar	Eurex	March 2020	(18,191,250)	122,624

TOTAL SHORT POSITIONS					(49,088)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

JPY - Japanese Yen

MXN - Mexican Peso

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $231,414,219, or 29.9% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

4Floating rate security. Rate shown is the rate in effect as of June 30, 2018.

5Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).

6Illiquid security - This security was acquired on June 25, 2018 at a cost of $1,000,000 ($100.00 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,002,500, or 0.1% of the Series’ net assets as of June 30, 2018. (see Note 2 to the financial statements).

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Credit ratings from S&P (unaudited).

9Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2018.

10Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017, February 7, 2018 and June 15, 2018 at a cost of $1,004,748 ($99.48 per share), cost of $598,500 ($99.75 per share) and cost of $399,000 ($99.75 per share), respectively. This security has been sold under Rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,982,362, or 0.3% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

11Illiquid security - This security was acquired on November 3, 2017 at a cost of $992,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,025,510, or 0.1% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

12Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2018.

13Rate shown is the current yield as of June 30, 2018.

14The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $794,599,074) (Note 2)	$781,651,929
Cash	58,233
Foreign currency, at value (identified cost $6,928)	6,849
Interest receivable	6,050,173
Deposits at broker for futures contracts	5,695,463
Receivable for fund shares sold	222,856
Unrealized appreciation on forward foreign currency exchange contracts (Note 2)	52,022
Futures variation margin receivable	2,813
Prepaid and other expenses	32,253

TOTAL ASSETS	793,772,591

LIABILITIES:

Accrued management fees (Note 3)	281,798
Accrued shareholder services fees (Class S) (Note 3)	151,362
Accrued fund accounting and administration fees (Note 3)	56,968
Accrued Chief Compliance Officer service fees (Note 3)	272
Accrued Directors’ fees (Note 3)	126
Unrealized depreciation on forward foreign currency contracts (Note 2)	143,027
Payable for securities purchased	16,140,170
Payable for fund shares repurchased	2,190,312
Futures variation margin payable	16,186
Other payables and accrued expenses	50,921

TOTAL LIABILITIES	19,031,142

TOTAL NET ASSETS	$774,741,449

NET ASSETS CONSIST OF:

Capital stock	$758,777
Additional paid-in-capital	785,716,187
Undistributed net investment income	2,348,386
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(1,079,547)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(13,002,354)

TOTAL NET ASSETS	$774,741,449

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($730,753,141/71,096,235 shares)	$10.28

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($43,988,308/4,781,493 shares)	$9.20

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$12,313,377
Dividends	149,002

Total Investment Income	12,462,379

EXPENSES:

Management fees (Note 3)	1,803,838
Shareholder services fees (Class S) (Note 3)	936,635
Fund accounting and administration fees (Note 3)	82,494
Directors’ fees (Note 3)	29,587
Chief Compliance Officer service fees (Note 3)	2,160
Custodian fees	23,080
Miscellaneous	90,898

Total Expenses	2,968,692

Less reduction of expenses (Note 3)	(27,793)

Net Expenses	2,940,899

NET INVESTMENT INCOME	9,521,480

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(1,380,057)
Futures contracts	313,649
Foreign currency and translation of other assets and liabilities	(172,627)

(1,239,035)

Net change in unrealized appreciation (depreciation) on-
Investments	(11,770,781)
Forward foreign currency exchange contracts	(261,181)
Futures contracts	(208,408)
Foreign currency and translation of other assets and liabilities	(5,039)

(12,245,409)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(13,484,444)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,962,964)

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$9,521,480	$18,226,512
Net realized gain (loss) on investments and foreign currency	(1,239,035)	3,853,547
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(12,245,409)	5,508,769

Net increase (decrease) from operations	(3,962,964)	27,588,828

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(6,575,060)	(17,569,213)
From net investment income (Class I)	(491,565)	(1,612,127)
From net realized gain on investments (Class S)	—	(470,126)
From net realized gain on investments (Class I)	—	(45,195)

Total distributions to shareholders	(7,066,625)	(19,696,661)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(51,595,712)	(64,800,948)

Net decrease in net assets	(62,625,301)	(56,908,781)

NET ASSETS:

Beginning of period	837,366,750	894,275,531

End of period (including undistributed net investment income of $2,348,386 and distributions in excess of net investment income of $106,469, respectively)	$774,741,449	$837,366,750

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.42		$10.33	$10.12	$10.53	$10.65	$11.27

Income (loss) from investment operations:
Net investment income[1]	0.12		0.22	0.22	0.27	0.34	0.37
Net realized and unrealized gain (loss) on investments	(0.17)		0.11	0.19	(0.36)	(0.00)[2]	(0.38)

Total from investment operations	(0.05)		0.33	0.41	(0.09)	0.34	(0.01)

Less distributions to shareholders:
From net investment income	(0.09)		(0.23)	(0.20)	(0.26)	(0.34)	(0.37)
From net realized gain on investments	—		(0.01)	—	(0.05)	(0.12)	(0.24)
From return of capital	—		—	—	(0.01)	—	—

Total distributions to shareholders	(0.09)		(0.24)	(0.20)	(0.32)	(0.46)	(0.61)

Net asset value - End of period	$10.28		$10.42	$10.33	$10.12	$10.53	$10.65

Net assets - End of period (000’s omitted)	$730,753		$770,824	$845,043	$835,610	$680,719	$653,668

Total return[3]	(0.47%	)	3.19%	4.08%	(0.88% )	3.18%	(0.02% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.36%	[4]	2.08%	2.18%	2.58%	3.16%	3.35%
Portfolio turnover	36%		62%	56%	81%	53%	49%

*Effective August 1, 2013, the shares of the Series have been designated as Class S.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[4]	0.00% [5]	N/A	N/A	N/A	0.00% [5]

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED				FOR THE PERIOD 8/1/13[1] TO 12/31/13
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.34		$9.28	$9.12	$9.52	$9.68	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12		0.22	0.23	0.29	0.34	0.15
Net realized and unrealized gain (loss) on
investments	(0.16)		0.11	0.16	(0.34)	(0.02)	0.00	[3]

Total from investment operations	(0.04)		0.33	0.39	(0.05)	0.32	0.15

Less distributions to shareholders:
From net investment income	(0.10)		(0.26)	(0.23)	(0.29)	(0.36)	(0.23)
From net realized gain on investments	—		(0.01)	—	(0.05)	(0.12)	(0.24)
From return of capital	—		—	—	(0.01)	—	—

Total distributions to shareholders	(0.10)		(0.27)	(0.23)	(0.35)	(0.48)	(0.47)

Net asset value - End of period	$9.20		$9.34	$9.28	$9.12	$9.52	$9.68

Net assets - End of period (000’s omitted)	$43,988		$66,543	$49,233	$37,749	$78,789	$19,209

Total return[4]	(0.40%	)	3.52%	4.27%	(0.59% )	3.36%	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[5]	0.50%	0.50%	0.50%	0.50%	0.50%	[5]
Net investment income	2.59%	[5]	2.33%	2.50%	3.00%	3.42%	3.55%	[5]
Portfolio turnover	36%		62%	56%	81%	53%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[5]	0.00% [6]	N/A	N/A	N/A	0.00%	[5,6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $0.01 per share.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5 Annualized.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 125 million have been designated as Unconstrained Bond Series Class S common stock and 100 million have been designated as Unconstrained Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$86,226,141	$—	$86,226,141	$—
Corporate debt:
Consumer Discretionary	48,657,988	—	48,657,988	—
Consumer Staples	14,174,001	—	14,174,001	—
Energy	73,976,142	—	73,976,142	—
Financials	160,201,093	—	160,201,093	—
Health Care	34,814,574	—	34,814,574	—
Industrials	15,285,781	—	15,285,781	—
Information Technology	17,666,068	—	17,666,068	—
Materials	21,803,480	—	21,803,480	—
Real Estate	18,157,330	—	18,157,330	—
Telecommunication Services	38,247,968	—	38,247,968	—
Utilities	9,389,950	—	9,389,950	—
Asset-backed securities	126,422,277	—	126,422,277	—
Commercial mortgage-backed securities	46,831,645	—	46,831,645	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign government bonds	$39,716,739	$—	$39,716,739	$—
Mutual fund	30,080,752	30,080,752	—	—
Other financial instruments*:
Foreign currency exchange contracts	52,022	—	52,022	—
Interest rate contracts	319,164	319,164	—	—

Total assets	782,023,115	30,399,916	751,623,199	—

Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(143,027)	—	(143,027)	—
Interest rate contracts	(279,713)	(279,713)	—	—

Total liabilities	(422,740)	(279,713)	(143,027)	—

Total	$781,600,375	$30,120,203	$751,480,172	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

*Other financial instruments are futures (Level 1) and forwards (Level 2). Futures and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). The average month-end balances for the six months ended June 30, 2018, the period in which forward foreign currency exchange contracts were outstanding, as measured in terms of the notional amount, was approximately $13,623,424.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

The following table presents the present value of derivatives held at June 30, 2018 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Forward foreign currency exchange contracts	Net unrealized appreciation on forward foreign currency exchange contracts	$52,022
Interest rate contracts	Net unrealized appreciation[1]	$319,164

Derivative	Liabilities Location
Forward foreign currency exchange contracts	Net unrealized depreciation on forward foreign currency exchange contracts	$(143,027)
Interest rate contracts	Net unrealized depreciation[1]	$(279,213)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on futures contracts	$313,649
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(261,181)
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(208,408)

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The average month-end balances for the six months ended June 30, 2018, the period in which such derivatives were outstanding, were as follows:

Futures Contracts:
Average number of contracts purchased	410
Average number of contracts sold	231
Average notional value of contracts purchased	$63,686,045
Average notional value of contracts sold	$48,492,701
Options:
Average number of option contracts written	798
Average notional value of option contracts written	$95,494,922

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2018.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2018.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.50% of average daily net assets each year. Accordingly, the Advisor waived fees of $27,793 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $224,665,425 and $313,565,661, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $48,850,152 and $32,092,689, respectively.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Unconstrained Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,227,913	$33,426,862	4,408,089	$46,106,663
Reinvested	626,785	6,442,801	1,698,360	17,702,224
Repurchased	(6,752,664)	(69,721,241)	(13,932,605)	(145,765,976)

Total	(2,897,966)	$(29,851,578)	(7,826,156)	$(81,957,089)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,249,206	$11,587,798	2,630,911	$24,743,093
Reinvested	27,564	253,887	138,462	1,294,253
Repurchased	(3,623,159)	(33,585,819)	(944,890)	(8,881,205)

Total	(2,346,389)	$(21,744,134)	1,824,483	$17,156,141

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At June 30, 2018, the Series invested in forward foreign currency exchange contracts (foreign currency exchange risk) and futures contracts (interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. No such investments were held by the Series as of June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income $19,696,661

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$794,600,280
Unrealized appreciation	3,437,271
Unrealized depreciation	(16,437,176)

Net unrealized depreciation	$(12,999,905)

Unconstrained Bond Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

For	57,837,537
Against	40,548
Abstain	10,904

{This page intentionally left blank}

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings
The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/18-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

HIGH YIELD BOND SERIES

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO

Class S
Actual	$1,000.00	$ 999.29	$4.46	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,001.63	$3.23	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

High Yield Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 99.0%

Non-Convertible Corporate Bonds - 99.0%
Consumer Discretionary - 20.7%
Auto Components - 1.1%
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	$1,395,000	$1,241,550

Hotels, Restaurants & Leisure - 1.0%
Stars Group Holdings B.V. - Stars Group U.S. Co-Borrower LLC (Canada)[2], 7.00%, 7/15/2026	Caa1	1,100,000	1,111,000

Household Durables - 9.6%
Century Communities, Inc., 5.875%, 7/15/2025	B3	2,305,000	2,178,226
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	1,660,000	1,655,850
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,725,000	1,604,250
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	1,105,000	1,110,746
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,500,000	1,488,750
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3	1,045,000	1,017,569
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	B3	1,620,000	1,534,950

			10,590,341

Media - 7.9%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.50%, 5/1/2026	B1	1,085,000	1,052,124
Cequel Communications Holdings I LLC - Cequel Capital Corp.[2], 7.50%, 4/1/2028	Caa1	1,100,000	1,113,420
CSC Holdings LLC, 5.25%, 6/1/2024	B2	2,430,000	2,296,350
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	Ba3	2,400,000	2,184,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	Ba3	2,194,000	2,084,519

			8,730,413

Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands, Inc.[2], 4.875%, 5/15/2026	Ba2	1,200,000	1,158,000

Total Consumer Discretionary			22,831,304

Consumer Staples - 2.5%
Food & Staples Retailing - 1.5%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	Ba3	1,685,000	1,651,300

Household Products - 1.0%
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	B1	1,150,000	1,052,250

Total Consumer Staples			2,703,550

Energy - 18.1%
Energy Equipment & Services - 2.6%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B2	1,180,000	1,188,850
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	B3	1,770,000	1,703,625

			2,892,475

Oil, Gas & Consumable Fuels - 15.5%
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	Ba2	1,655,000	1,614,370

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating, LP2, 9.75%, 3/15/2019	Ba2	$660,000	$687,225
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR3	1,370,000	1,370,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR3	2,115,000	2,194,312
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	Ba2	1,090,000	1,087,275
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	B3	2,335,000	1,885,512
OKEA AS (Norway)[4,5], (3 mo. LIBOR US + 6.500%), 8.836%, 6/28/2023.	WR3	1,100,000	1,102,750
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba1	1,050,000	1,074,938
SemGroup Corp., 6.375%, 3/15/2025	B3	2,200,000	2,090,000
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	Ba3	1,140,000	1,095,825
Southwestern Energy Co.[6], 6.70%, 1/23/2025	Ba3	1,285,000	1,257,694
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	Ba3	1,630,000	1,662,600

			17,122,501

Total Energy			20,014,976

Financials - 11.8%
Banks - 1.5%
Popular, Inc., 7.00%, 7/1/2019	B2	1,665,000	1,689,975

Consumer Finance - 2.0%
Ally Financial, Inc., 3.50%, 1/27/2019	Ba3	1,095,000	1,093,631
SLM Corp., 5.125%, 4/5/2022	Ba2	1,155,000	1,149,225

			2,242,856

Diversified Financial Services - 7.2%
Aircastle Ltd., 6.25%, 12/1/2019	Ba1	680,000	703,344
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,170,000	1,199,568
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	B2	1,700,000	1,653,250
Navient Corp., 7.25%, 9/25/2023	Ba3	1,060,000	1,110,350
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	Ba3	1,635,000	1,659,525
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	Ba3	1,730,000	1,643,154

			7,969,191

Thrifts & Mortgage Finance - 1.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	Ba3	1,130,000	1,154,804

Total Financials			13,056,826

Health Care - 7.0%
Biotechnology - 1.2%
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	Ba3	1,205,000	1,278,053

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 4.2%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	$2,285,000	$2,150,756
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 6.50%, 9/15/2018	Baa3	680,000	684,492
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A.[2], 6.625%, 5/15/2022	Caa2	1,170,000	1,143,674
Tenet Healthcare Corp., 6.00%, 10/1/2020	Ba3	660,000	678,150

			4,657,072

Pharmaceuticals - 1.6%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	B3	1,650,000	1,771,688

Total Health Care			7,706,813

Industrials - 14.8%
Airlines - 1.0%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,115,000	1,120,575

Construction & Engineering - 1.6%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B1	1,715,000	1,717,144

Containers & Packaging - 1.5%
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	B3	1,660,000	1,680,750

Industrial Conglomerates - 2.0%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	Caa1	2,180,000	2,196,350
Marine - 4.0%
Borealis Finance, LLC[7], 7.50%, 11/16/2022	WR3	2,150,000	2,120,438
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3	2,270,000	2,241,625

			4,362,063

Professional Services - 1.0%
Nielsen Finance LLC - Nielsen Finance Co.[2], 5.00%, 4/15/2022	B1	1,125,000	1,105,425

Transportation Infrastructure - 3.7%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	WR3	1,000,000	1,015,000
MPC Container Ships Invest B.V. (Norway)[5,8], (3 mo. LIBOR US + 4.750%), 7.082%, 9/22/2022	WR3	1,800,000	1,845,918
Songa Bulk ASA (Norway)[2,5], (3 mo. LIBOR US + 4.500%), 6.833%, 6/13/2022	WR3	1,200,000	1,246,367

			4,107,285

Total Industrials			16,289,592

Information Technology - 2.5%
Internet Software & Services - 1.0%
MSCI, Inc.[2], 5.375%, 5/15/2027	Ba2	1,060,000	1,060,000

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.5%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	$1,780,000	$1,721,794

Total Information Technology			2,781,794

Materials - 10.4%

Chemicals - 2.9%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. -
Kissner USA (Canada)[2], 8.375%, 12/1/2022	B3	1,375,000	1,405,938
OCI N.V. (Netherlands)[2], 6.625%, 4/15/2023	B1	1,750,000	1,777,475

			3,183,413

Containers & Packaging - 1.0%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	B3	1,100,000	1,071,125

Metals & Mining - 6.5%
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	B3	1,680,000	1,738,800
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3	2,775,000	2,764,594
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022 .	Ba3	2,715,000	2,708,212

			7,211,606

Total Materials			11,466,144

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITS) - 1.5%
iStar, Inc., 5.25%, 9/15/2022	B1	1,675,000	1,621,609

Real Estate Management & Development - 1.5%
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	B1	1,720,000	1,668,400

Total Real Estate			3,290,009

Telecommunication Services - 5.3%

Wireless Telecommunication Services - 5.3%
Altice US Finance I Corp.[2], 5.50%, 5/15/2026	Ba3	1,085,000	1,047,026
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,895,000	2,714,062
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	Ba3	1,670,000	1,640,775
Sprint Communications, Inc.[2], 9.00%, 11/15/2018	B1	480,000	489,600

Total Telecommunication Services			5,891,463

Utilities - 2.9%
Independent Power and Renewable Electricity Producers - 2.9%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B1	1,540,000	1,593,900
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB9	1,635,000	1,626,825

Total Utilities			3,220,725

Total Non-Convertible Corporate Bonds
(Identified Cost $111,420,935)			109,253,196

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 2.4%

Dreyfus Government Cash Management, Institutional Shares[10], 1.81%,
(Identified Cost $ 2,594,416)	2,594,416	$2,594,416

TOTAL INVESTMENTS - 101.4%
(Identified Cost $ 114,015,351)		111,847,612

LIABILITIES, LESS OTHER ASSETS - (1.4%)		(1,503,420)

NET ASSETS - 100%		$110,344,192

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $69,608,154, or 63.1% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

[3]	Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).
[4]

Illiquid security - This security was acquired on June 25, 2018 at a cost of $1,000,000 ($100.00 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,102,750, or 1.0% of the Series’ net assets as of June 30, 2018. (see Note 2 to the financial statements).

[5]	Floating rate security. Rate shown is the rate in effect as of June 30, 2018.
[6]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[7]

Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 3, 2017, February 7, 2018 and June 15, 2018 at a cost of $945,060 ($98.48 per share), cost of $798,000 ($99.75 per share) and cost of $399,000 ($99.75 per share), respectively. This security has been sold under Rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $2,120,438, or 1.9% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

[8]

Illiquid security - This security was acquired on November 3, 2017 at a cost of $992,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,845,918, or 1.7% of the Series’ net assets as of June 30, 2018. (see Note 2 to the financial statements).

[9]	Credit ratings from S&P (unaudited).
[10]	Rate shown is the current yield as of June 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $114,015,351) (Note 2)	$111,847,612
Interest receivable	1,641,629
Receivable for fund shares sold	24,867
Prepaid expenses	30,109

TOTAL ASSETS	113,544,217

LIABILITIES:

Accrued management fees (Note 3)	42,495
Accrued fund accounting and administration fees (Note 3)	18,013
Accrued shareholder services fees (Class S) (Note 3)	17,689
Accrued Chief Compliance Officer service fees (Note 3)	258
Payable for securities purchased	2,757,993
Payable for fund shares repurchased	331,389
Other payables and accrued expenses	32,188

TOTAL LIABILITIES	3,200,025

TOTAL NET ASSETS	$110,344,192

NET ASSETS CONSIST OF:

Capital stock	$115,283
Additional paid-in-capital	117,834,649
Undistributed net investment income	693,452
Accumulated net realized loss on investments	(6,131,453)
Net unrealized depreciation on investments	(2,167,739)

TOTAL NET ASSETS	$110,344,192

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($85,666,172/ 8,660,788 shares)	$9.89

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($24,678,020/ 2,867,555 shares)	$8.61

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$3,389,313
Dividends	15,384

Total Investment Income	3,404,697

EXPENSES:

Management fees (Note 3)	308,411
Shareholder services fees (Class S) (Note 3)	109,622
Fund accounting and administration fees (Note 3)	29,709
Directors’ fees (Note 3)	4,080
Chief Compliance Officer service fees (Note 3)	2,147
Custodian fees	3,255
Miscellaneous	59,854

Total Expenses	517,078

Less reduction of expenses (Note 3)	(42,970)

Net Expenses	474,108

NET INVESTMENT INCOME	2,930,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	718,274
Net change in unrealized appreciation (depreciation) on investments	(3,710,991)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,992,717)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(62,128)

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,930,589	$6,236,355
Net realized gain (loss) on investments	718,274	361,429
Net change in unrealized appreciation (depreciation) on investments	(3,710,991)	2,744,269

Net increase (decrease) from operations	(62,128)	9,342,053

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,666,981)	(4,678,725)
From net investment income (Class I)	(570,156)	(1,573,358)
From return of capital (Class S)	—	(48,416)
From return of capital (Class I)	—	(16,281)

Total distributions to shareholders	(2,237,137)	(6,316,780)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(8,349,031)	5,388,383

Net increase (decrease) in net assets	(10,648,296)	8,413,656

NET ASSETS:

Beginning of period	120,992,488	112,578,832

End of period (including undistributed net investment income of $693,452 and $ 0, respectively)	$110,344,192	$120,992,488

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.09		$9.79	$9.21	$10.04	$10.64	$10.75

Income (loss) from investment operations:
Net investment income[1]	0.26		0.54	0.56	0.51	0.52	0.54
Net realized and unrealized gain (loss) on investments	(0.27)		0.28	0.66	(0.82)	(0.30)	0.21

Total from investment operations	(0.01)		0.82	1.22	(0.31)	0.22	0.75

Less distributions to shareholders:
From net investment income	(0.19)		(0.51)	(0.64)	(0.52)	(0.50)	(0.53)
From net realized gain on investments	—		—	—	—	(0.32)	(0.33)
From return of capital	—		(0.01)	—	—	—	—

Total distributions to shareholders	(0.19)		(0.52)	(0.64)	(0.52)	(0.82)	(0.86)

Net asset value - End of period	$9.89		$10.09	$9.79	$9.21	$10.04	$10.64

Net assets - End of period (000’s omitted)	$85,666		$94,533	$89,921	$108,202	$202,772	$191,922

Total return[2]	(0.07%	)	8.49%	13.41%	(3.28% )	2.04%	7.17%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[3]	0.90%	0.94%	1.11%	1.11%	1.12%
Net investment income	5.17%	[3]	5.31%	5.82%	5.04%	4.78%	4.99%
Portfolio turnover	41%		106%	77%	109%	104%	93%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.08%	[3]	0.07%	0.02%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.80		$8.61	$8.18	$8.97	$9.59	$9.78

Income (loss) from investment operations:
Net investment income[1]	0.24		0.49	0.52	0.47	0.49	0.52
Net realized and unrealized gain (loss) on investments	(0.23)		0.25	0.57	(0.72)	(0.26)	0.18

Total from investment operations	0.01		0.74	1.09	(0.25)	0.23	0.70

Less distributions to shareholders:
From net investment income	(0.20)		(0.54)	(0.66)	(0.54)	(0.53)	(0.56)
From net realized gain on investments	—		—	—	—	(0.32)	(0.33)
From return of capital	—		(0.01)	—	—	—	—

Total distributions to shareholders	(0.20)		(0.55)	(0.66)	(0.54)	(0.85)	(0.89)

Net asset value - End of period	$8.61		$8.80	$8.61	$8.18	$8.97	$9.59

Net assets - End of period (000’s omitted)	$24,678		$26,459	$22,658	$52,383	$41,586	$24,299

Total return[2]	0.16%		8.68%	13.60%	(2.93% )	2.33%	7.35%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[3]	0.65%	0.68%	0.87%	0.86%	0.87%
Net investment income	5.43%	[3]	5.57%	6.04%	5.34%	5.05%	5.24%
Portfolio turnover	41%		106%	77%	109%	104%	93%

*For the certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.08%	[3]	0.07%	0.02%	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue two classes of shares (Class S & Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 125 million have been designated as High Yield Bond Series Class S common stock and 100 million have been designated as High Yield Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level

13

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$22,831,304	$—	$22,831,304	$—
Consumer Staples	2,703,550	—	2,703,550	—
Energy	20,014,976	—	20,014,976	—
Financials	13,056,826	—	13,056,826	—
Health Care	7,706,813	—	7,706,813	—
Industrials	16,289,592	—	16,289,592	—
Information Technology	2,781,794	—	2,781,794	—
Materials	11,466,144	—	11,466,144	—
Real Estate	3,290,009	—	3,290,009	—
Telecommunication Services	5,891,463	—	5,891,463	—
Utilities	3,220,725	—	3,220,725	—
Mutual fund	2,594,416	2,594,416	—	—

Total assets	$111,847,612	$2,594,416	$109,253,196	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2018.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2018.

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.65% of average daily net assets. Accordingly, the Advisor waived fees of $42,970 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $44,134,233 and $51,327,653, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	520,142	$5,227,740	2,254,918	$22,952,561
Reinvested	158,106	1,571,871	444,442	4,480,038
Repurchased	(1,387,945)	(13,911,669)	(2,513,638)	(25,384,999)

Total	(709,697)	$(7,112,058)	185,722	$2,047,600

CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	332,989	$2,909,940	1,499,992	$13,370,960
Reinvested	53,737	465,117	145,852	1,286,685
Repurchased	(524,977)	(4,612,030)	(1,272,342)	(11,316,862)

Total	(138,251)	$(1,236,973)	373,502	$3,340,783

Approximately 81% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2018.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. No such investments were held by the Series as of June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income                     $6,252,083

Return of capital                     $      64,697

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$114,024,223
Unrealized appreciation	663,234
Unrealized depreciation	(2,839,845)

Net unrealized depreciation	$(2,176,611)

As of December 31, 2017, the Series had net long-term capital loss carryforwards of $6,840,855 which may be carried forward indefinitely.

19

High Yield Bond Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

For	6,797,654
Against	13,228
Abstain	1,466

20

{This page intentionally left blank}

21

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings
The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/18-SAR

MANNING & NAPIER.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

STRATEGIC INCOME CONSERVATIVE SERIES

STRATEGIC INCOME MODERATE SERIES

www.manning-napier.com

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD[1] 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO[2]
Strategic Income Conservative Series

Actual (Class S)	$1,000.00	$ 988.21	$1.48	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class I)	$1,000.00	$ 990.30	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD[1] 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO[2]
Strategic Income Moderate Series

Actual (Class S)	$1,000.00	$ 991.06	$1.48	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

Actual (Class I)	$1,000.00	$ 992.22	$0.25	0.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1 Expenses are equal to each Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

2Expense ratios of each Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

1

Portfolio Composition as of June 30, 2018 - Asset Allocation1

(unaudited)

Strategic Income - Conservative Series Asset Allocation[1]

U.S. Treasury Bills[4] - 2.1%
Cash, short-term investment and other assets, less liabilities - 1.9%
U.S. Government Agencies - 6.3%
U.S. Treasury Notes[3] - 11.3%
Common Stocks - 31.1%
U.S. Treasury Bonds[2] - 6.1%
Foreign Government Bonds - 2.3%
Commercial Mortgage-Backed Securities - 7.5%
Asset-Backed Securities - 5.4%
Mutual Funds - 0.2%
Corporate Bonds - 25.8%

[1]Represents portfolio composition of the underlying investments for the Series as a percentage of net assets.
[2]A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
[3]A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
[4]A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

Strategic Income - Moderate Series Asset Allocation[1]

U.S. Treasury Bills[4] - 1.3%
Cash, short-term investment and other assets, less liabilities - 1.6%
U.S. Government Agencies - 4.2%
U.S. Treasury Notes[3] - 7.4%
U.S. Treasury Bonds[2] - 4.0%
Foreign Government Bonds - 1.6%
Commercial Mortgage-Backed Securities - 5.0%
Common Stocks - 50.6%
Asset-Backed Securities - 3.7%
Mutual Funds - 0.3%
Corporate Bonds - 20.3%

[1]Represents portfolio composition of the underlying investments for the Series as a percentage of net assets.
[2]A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
[3]A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.
[4]A U.S. Treasury Bill is an short-term obligation of the U.S. Treasury issued with a maturity of less than one year.

2

Investment Portfolios - June 30, 2018

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,462,685	$14,012,526
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	222,436	3,191,959
Manning & Napier Fund, Inc. - Equity Income Series, Class I	252,125	3,007,846
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	93,655	806,372
Manning & Napier Fund, Inc. - Real Estate Series, Class I	345,076	2,356,867
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	410,487	3,776,480

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $27,777,638)		27,152,050

OTHER ASSETS, LESS LIABILITIES - 0.0%#		349

NET ASSETS - 100%		$27,152,399

#Less than 0.1%.
STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,119,506	$10,724,869
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	477,403	6,850,732
Manning & Napier Fund, Inc. - Equity Income Series, Class I	563,281	6,719,946
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	182,694	1,572,994
Manning & Napier Fund, Inc. - Real Estate Series, Class I	403,911	2,758,713
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	343,197	3,157,412

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $32,027,013)		31,784,666
OTHER ASSETS, LESS LIABILITIES - 0.0%#		1,852

NET ASSETS - 100%		$31,786,518

#Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
ASSETS:
Total investments in Underlying Series:
At value* (Note 2)	$27,152,050	$31,784,666
Receivable from Advisor (Note 3)	9,394	9,225
Receivable for shares of Underlying Series sold	12,485	—
Receivable for fund shares sold	97	1,116
Prepaid expenses	29,107	28,597

TOTAL ASSETS	27,203,133	31,823,604

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	12,288	12,314
Accrued shareholder services fees (Class S) (Note 3)	3,837	4,469
Accrued Chief Compliance Officer service fees (Note 3)	257	257
Audit fees payable	13,087	13,069
Payable for fund shares repurchased	12,582	—
Custodian fees payable	5,883	4,773
Other payables and accrued expenses	2,800	2,204

TOTAL LIABILITIES	50,734	37,086

TOTAL NET ASSETS	$27,152,399	$31,786,518

NET ASSETS CONSIST OF:
Capital stock	26,432	28,642
Additional paid-in-capital	27,480,376	30,966,754
Undistributed net investment income	27,577	30,353
Accumulated net realized gain on Underlying Series	243,602	1,003,116
Net unrealized depreciation on Underlying Series	(625,588)	(242,347)

TOTAL NET ASSETS	$27,152,399	$31,786,518

Class S
Net Assets	$18,563,699	$21,569,063
Shares Outstanding	1,807,386	1,943,427
Net Asset Value, Offering Price, and Redemption Price per share	$10.27	$11.10
Class I
Net Assets	$8,588,700	$10,217,455
Shares Outstanding	835,781	920,734
Net Asset Value, Offering Price, and Redemption Price per share	$10.28	$11.10

*At identified cost	$27,777,638	$32,027,013

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the Six Months Ended June 30, 2018 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
INVESTMENT INCOME:
Income distributions from Underlying Series	$243,387	$275,117

EXPENSES:
Fund accounting and administration fees (Note 3)	22,844	22,896
Shareholder services fees (Class S) (Note 3)	23,035	27,837
Chief Compliance Officer service fees (Note 3)	2,145	2,145
Directors’ fees (Note 3)	885	1,035
Registration and filing fees	13,904	13,315
Audit fees	9,773	9,778
Printing fees	5,393	5,710
Custodian fees	5,328	4,448
Miscellaneous	6,085	5,362

Total Expenses	89,392	92,526
Less reduction of expenses (Note 3)	(59,546)	(56,724)

Net Expenses	29,846	35,802

NET INVESTMENT INCOME	213,541	239,315

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(70,678)	(189,221)
Net change in unrealized appreciation (depreciation) on Underlying Series	(447,189)	(335,240)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	(517,867)	(524,461)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(304,326)	$(285,146)

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	STRATEGIC INCOME		STRATEGIC INCOME
	CONSERVATIVE SERIES		MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$213,541	$633,449	$239,315	$732,002
Net realized gain (loss) on Underlying Series	(70,678)	(58,905)	(189,221)	(85,582)
Distributions of realized gains from Underlying Series	—	959,289	—	1,824,428
Net change in unrealized appreciation (depreciation) on underlying series	(447,189)	334,008	(335,240)	582,980

Net increase (decrease) from operations	(304,326)	1,867,841	(285,146)	3,053,828

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class S)	(119,854)	(455,527)	(136,645)	(620,933)
From net investment income (Class I)	(66,110)	(245,052)	(72,317)	(249,695)
From net realized gain on investments (Class S)	—	(91,450)	—	(267,579)
From net realized gain on investments (Class I)	—	(45,431)	—	(78,730)

Total distributions to shareholders	(185,964)	(837,460)	(208,962)	(1,216,937)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(507,252)	5,068,456	(870,017)	8,500,418

Net increase (decrease) in net assets	(997,542)	6,098,837	(1,364,125)	10,337,309

NET ASSETS:

Beginning of period	28,149,941	22,051,104	33,150,643	22,813,334

End of period (including undistributed net investment income of $27,577, $0, $30,353 and $0, respectively)	$27,152,399	$28,149,941	$31,786,518	$33,150,643

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED
	(UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.46		$10.05	$9.87	$10.33	$10.24	$10.07

Income from investment operations:
Net investment income[1,2]	0.08		0.23	0.23	0.23	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.20)		0.49	0.37	(0.23)	0.28	0.10

Total from investment operations	(0.12)		0.72	0.60	—	0.65	0.49

Less distributions to shareholders:
From net investment income	(0.07)		(0.26)	(0.31)	(0.19)	(0.35)	(0.30)
From net realized gain on investments	—		(0.05)	(0.11)	(0.27)	(0.21)	(0.02)

Total distributions to shareholders	(0.07)		(0.31)	(0.42)	(0.46)	(0.56)	(0.32)

Net asset value - End of period	$10.27		$10.46	$10.05	$9.87	$10.33	$10.24

Net assets - End of period (000’s omitted)	$18,564		$18,868	$14,588	$13,420	$15,394	$8,927

Total return[3]	(1.18%	)	7.17%	6.13%	0.08%	6.30%	4.96%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[4,5]	0.30% [6]	0.30% [6]	0.30% [7]	0.30% [8]	0.30% [9]
Net investment income[2]	1.50%	[4]	2.27%	2.26%	2.28%	3.50%	3.84%
Series portfolio turnover[10]	9%		21%	41%	90%	39%	116%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.44%	[4,5]	0.46% [6]	0.59% [6]	0.46% [7]	0.43% [8]	1.23% [9]
STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED
	(UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.46		$10.06	$9.87	$10.33	$10.24	$10.06

Income from investment operations:
Net investment income[1,2]	0.09		0.26	0.25	0.21	0.41	0.43
Net realized and unrealized gain (loss) on investments	(0.19)		0.47	0.38	(0.18)	0.26	0.09

Total from investment operations	(0.10)		0.73	0.63	0.03	0.67	0.52

Less distributions to shareholders:
From net investment income	(0.08)		(0.28)	(0.33)	(0.22)	(0.37)	(0.32)
From net realized gain on investments	—		(0.05)	(0.11)	(0.27)	(0.21)	(0.02)

Total distributions to shareholders	(0.08)		(0.33)	(0.44)	(0.49)	(0.58)	(0.34)

Net asset value - End of period	$10.28		$10.46	$10.06	$9.87	$10.33	$10.24

Net assets - End of period (000’s omitted)	$8,589		$9,281	$7,463	$6,632	$12,267	$4,013

Total return[3]	(0.97%	)	7.33%	6.49%	0.34%	6.55%	5.28%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[4,5]	0.05% [6]	0.05% [6]	0.05% [7]	0.05% [8]	0.05% [9]
Net investment income[2]	1.72%	[4]	2.54%	2.42%	2.08%	3.92%	4.19%
Series portfolio turnover[10]	9%		21%	41%	90%	39%	116%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.44%	[4,5]	0.46% [6]	0.59% [6]	0.46% [7]	0.41% [8]	1.23% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.55%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.54%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.50%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.48%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.64%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED
	(UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.27		$10.60	$10.31	$10.84	$10.80	$10.07

Income (loss) from investment operations:
Net investment income[1,2]	0.08		0.25	0.27	0.25	0.38	0.32
Net realized and unrealized gain (loss) on investments	(0.18)		0.84	0.66	(0.36)	0.34	0.82

Total from investment operations	(0.10)		1.09	0.93	(0.11)	0.72	1.14

Less distributions to shareholders:
From net investment income	(0.07)		(0.30)	(0.36)	(0.20)	(0.37)	(0.30)
From net realized gain on investments	—		(0.12)	(0.28)	(0.22)	(0.31)	(0.11)

Total distributions to shareholders	(0.07)		(0.42)	(0.64)	(0.42)	(0.68)	(0.41)

Net asset value - End of period	$11.10		$11.27	$10.60	$10.31	$10.84	$10.80

Net assets - End of period (000’s omitted)	$21,569		$23,581	$19,062	$16,040	$15,751	$6,722

Total return[3]	(0.89%	)	10.39%	9.10%	(1.01% )	6.66%	11.49%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[4,5]	0.30% [5]	0.30% [5]	0.30% [6]	0.30% [7]	0.30% [8]
Net investment income[2]	1.40%	[4]	2.30%	2.55%	2.29%	3.37%	2.99%
Series portfolio turnover[9]	12%		12%	28%	74%	35%	78%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.36%	[4,5]	0.38% [5]	0.56% [5]	0.57% [6]	0.73% [7]	1.82% [8]
STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED
	(UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.27		$10.60	$10.31	$10.84	$10.80	$10.07

Income (loss) from investment operations:
Net investment income[1,2]	0.10		0.29	0.28	0.30	0.41	0.55
Net realized and unrealized gain (loss) on investments	(0.19)		0.82	0.67	(0.39)	0.34	0.62

Total from investment operations	(0.09)		1.11	0.95	(0.09)	0.75	1.17

Less distributions to shareholders:
From net investment income	(0.08)		(0.32)	(0.38)	(0.22)	(0.40)	(0.33)
From net realized gain on investments	—		(0.12)	(0.28)	(0.22)	(0.31)	(0.11)

Total distributions to shareholders	(0.08)		(0.44)	(0.66)	(0.44)	(0.71)	(0.44)

Net asset value - End of period	$11.10		$11.27	$10.60	$10.31	$10.84	$10.80

Net assets - End of period (000’s omitted)	$10,217		$9,570	$3,752	$3,948	$2,136	$1,373

Total return[3]	(0.78%	)	10.67%	9.36%	(0.76% )	6.90%	11.73%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[4,5]	0.05% [5]	0.05% [5]	0.05% [6]	0.05% [7]	0.05% [8]
Net investment income[2]	1.74%	[4]	2.66%	2.63%	2.76%	3.65%	5.17%
Series portfolio turnover[9]	12%		12%	28%	74%	35%	78%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.36%	[4,5]	0.38% [5]	0.56% [5]	0.67% [6]	0.73% [7]	1.82% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.59%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.49%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.65%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements

(unaudited)

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Strategic Income Conservative Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth. Strategic Income Moderate Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Each Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2018, the Underlying Series include the Core Bond Series, Unconstrained Bond Series, Disciplined Value Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Conservative Series and Strategic Income Moderate Series. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder services fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million each have been designated in each of the Series for Class S common stock and in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

9

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$27,152,050	$27,152,050	$—	$—

Total assets:	$27,152,050	$27,152,050	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$31,784,666	$31,784,666	$—	$—

Total assets:	$31,784,666	$31,784,666	$—	$—

There were no Level 2 or Level 3 securities held by either of the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying Statements of Operations do not include any expense of the Underlying Series.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

10

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

11

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

Class S shares of each Series are subject to a shareholder services fee in accordance with a shareholder service plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has contractually agreed, until at least April 30, 2019, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each Class, exclusive of the Shareholder Services Fee, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2018, the Advisor reimbursed expenses of $59,546 for Strategic Income Conservative Series and $56,724 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $39,400 per Strategic Income series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$2,450,713	$2,937,406
Strategic Income Moderate Series	$4,000,042	$4,848,772

12

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the six months ended June 30, 2018 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/18	SHARES HELD AT 6/30/18	DIVIDEND INCOME 1/1/18 THROUGH 6/30/18	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/18 THROUGH 6/30/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATON)
Core Bond Series
- Class I	$14,664,942	$1,112,180	$1,379,846	$14,012,526	1,462,685	$138,780	$(51,398)	$(333,352)
Disciplined Value Series
- Class I	3,238,532	306,391	315,060	3,191,959	222,436	19,323	(19,544)	(18,361)
Equity Income Series
- Class I	3,338,142	235,269	516,493	3,007,846	252,125	23,796	75,679	(124,751)
High Yield Bond Series
- Class I	851,190	64,164	91,149	806,372	93,655	19,272	3,975	(21,808)
Real Estate Series
- Class I	2,103,527	433,276	210,037	2,356,867	345,076	—	(69,499)	99,601
Unconstrained Bond
Series
- Class I	3,960,277	299,433	424,821	3,776,480	410,487	42,216	(9,891)	(48,518)

	$28,156,610	$2,450,713	$2,937,406	$27,152,050		$243,387	$(70,678)	$(447,189)

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/17	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/18	SHARES HELD AT 6/30/18	DIVIDEND INCOME 1/1/18 THROUGH 6/30/18	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/18 THROUGH 6/30/18	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATON)
Core Bond Series
- Class I	$11,253,671	$1,242,036	$1,477,712	$10,724,869	1,119,506	$106,800	$ (53,289)	$(239,838)
Disciplined Value Series
- Class I	6,975,296	909,829	956,167	6,850,732	477,403	41,685	(94,797)	16,571
Equity Income Series
- Class I	7,465,036	734,471	1,374,167	6,719,946	563,281	53,375	127,560	(232,954)
High Yield Bond Series
- Class I	1,664,746	174,874	231,753	1,572,994	182,694	37,782	(3,812)	(31,061)
Real Estate Series
- Class I	2,480,962	589,084	347,355	2,758,713	403,911	—	(148,252)	184,275
Unconstrained Bond
Series
- Class I	3,318,146	349,748	461,618	3,157,412	343,197	35,475	(16,631)	(32,233)

	$33,157,857	$4,000,042	$4,848,772	$31,784,666		$275,117	$(189,221)	$(335,240)

13

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares were:

STRATEGIC INCOME CONSERVATIVE	FOR THE SIX MONTHS ENDED 6/30/18 CLASS S		FOR THE YEAR ENDED 12/31/17 CLASS S		FOR THE SIX MONTHS ENDED 6/30/18 CLASS I		FOR THE YEAR ENDED 12/31/17 CLASS I
SERIES:	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	182,723	$1,868,160	770,586	$7,910,028	179	$1,859	283,406	$2,930,656
Reinvested	10,905	111,735	49,615	515,766	6,446	66,110	27,949	290,483
Repurchased	(190,274)	(1,958,335)	(467,299)	(4,842,097)	(57,870)	(596,781)	(166,435)	(1,736,380)

Total	3,354	$21,560	352,902	$3,583,697	(51,245)	$(528,812)	144,920	$1,484,759

STRATEGIC INCOME MODERATE	FOR THE SIX MONTHS ENDED 6/30/18 CLASS S		FOR THE YEAR ENDED 12/31/17 CLASS S		FOR THE SIX MONTHS ENDED 6/30/18 CLASS I		FOR THE YEAR ENDED 12/31/17 CLASS I
SERIES:	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	214,026	$2,380,607	549,029	$5,973,649	258,701	$2,859,868	616,594	$6,687,602
Reinvested	11,197	125,421	73,935	821,554	6,533	71,383	29,346	326,297
Repurchased	(373,510)	(4,138,539)	(329,757)	(3,653,492)	(193,578)	(2,168,757)	(150,859)	(1,655,192)

Total	(148,287)	$(1,632,511)	293,207	$3,141,711	71,656	$762,494	495,081	$5,358,707

At June 30, 2018, approximately 6% of the shares outstanding of the Strategic Income Moderate Series are fiduciary accounts where the Advisor has sole investment discretion.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. Unconstrained Bond Series held futures contracts and forward foreign currency exchange contracts at June 30, 2018.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

14

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$700,033	$869,698
Long-term capital gain	$137,427	$347,239

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$28,489,243	$32,816,399
Unrealized appreciation	202,599	526,192
Unrealized depreciation	(1,539,792)	(1,557,925)

Net unrealized depreciation	$(1,337,193)	$(1,031,733)

9.	Subsequent Events

In preparing these financial statements, management of the Series has evaluated events and transactions for recognition or disclosure through August 17, 2018, the date the financial statements were issued, and the following item was noted:

The Board approved the liquidation of the Strategic Income Conservative Series, which is expected to occur on or about September 27, 2018. Effective July 30, 2018, the Series was closed to any new investors. Effective September 20, 2018, the Series will stop selling shares to existing shareholders and no longer will accept automatic investments from existing shareholders.

In addition, as of August 20, 2018, the name of the Strategic Income Moderate Series will be changed to Income Series and there will be changes to the asset allocation ranges within the Series.

15

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Strategic Income Moderate Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

	FOR	AGAINST	ABSTAIN
Strategic Income Moderate	1,340,764	—	56,106

16

{This page intentionally left blank}

17

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

GLOBAL FIXED INCOME SERIES

Global Fixed Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 986.57	$4.19	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class I
Actual	$1,000.00	$ 993.37	$3.46	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Global Fixed Income Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 15.9%

Non-Convertible Corporate Bonds - 15.9%
Consumer Discretionary - 2.0%
Auto Components - 0.1%
Techniplas LLC (United States)[3], 10.00%, 5/1/2020	Caa2	110,000	$97,900

Household Durables - 0.4%
Century Communities, Inc. (United States), 5.875%, 7/15/2025	B3	180,000	170,100
Meritage Homes Corp. (United States), 5.125%, 6/6/2027	Ba2	90,000	83,700
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 4.375%, 6/15/2019	Ba3	90,000	90,468
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 5.875%, 6/15/2024	Ba3	70,000	69,475
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.00%, 2/1/2023	B3	90,000	87,638
Weekley Homes LLC - Weekley Finance Corp. (United States)[3], 6.625%, 8/15/2025	B3	130,000	123,175

			624,556

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc. (United States), 3.60%, 6/1/2026	Baa1	1,010,000	982,839

Media - 0.6%
CCO Holdings LLC - CCO Holdings Capital Corp. (United States)[3], 5.50%, 5/1/2026	B1	80,000	77,576
CSC Holdings LLC (United States), 5.25%, 6/1/2024	B2	180,000	170,100
Discovery Communications LLC (United States), 5.20%, 9/20/2047	Baa3	675,000	654,713
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	Ba3	200,000	190,020

			1,092,409

Multiline Retail - 0.3%
Macy’s Retail Holdings, Inc. (United States), 7.00%, 2/15/2028	Baa3	280,000	303,967
Macy’s Retail Holdings, Inc. (United States), 6.90%, 4/1/2029	Baa3	285,000	306,080

			610,047

Textiles, Apparel & Luxury Goods - 0.0%##
Hanesbrands, Inc. (United States)[3], 4.875%, 5/15/2026	Ba2	90,000	86,850

Total Consumer Discretionary			3,494,601

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC (United States)[3], 5.375%, 7/15/2022	Ba3	130,000	127,400

Household Products - 0.0%##
First Quality Finance Co., Inc. (United States)[3], 5.00%, 7/1/2025	B1	95,000	86,925

Total Consumer Staples			214,325

Energy - 2.9%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	B2	90,000	90,675

The accompanying notes are an integral part of the financial statements.

3

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	B3		135,000	$129,938

				220,613

Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipelines LP (United States), 5.95%, 6/1/2026	Baa3		905,000	970,480
Cheniere Energy Partners LP (United States)[3], 5.25%, 10/1/2025	Ba2		135,000	131,686
DCP Midstream Operating, LP (United States)[3], 9.75%, 3/15/2019	Ba2		55,000	57,269
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR4		130,000	134,875
Hilcorp Energy I LP - Hilcorp Finance Co. (United States)[3], 5.75%, 10/1/2025	Ba2		85,000	84,788
Jonah Energy LLC - Jonah Energy Finance Corp. (United States)[3], 7.25%, 10/15/2025	B3		180,000	145,350
Kinder Morgan Energy Partners LP (United States), 6.95%, 1/15/2038	Baa3		825,000	940,273
Petroleos Mexicanos (Mexico)[3], 6.35%, 2/12/2048	Baa3		1,025,000	925,062
Sabine Pass Liquefaction LLC (United States), 5.875%, 6/30/2026	Baa3		900,000	965,245
SemGroup Corp. (United States), 6.375%, 3/15/2025	B3		165,000	156,750
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3		90,000	86,512
Southwestern Energy Co. (United States)[5], 6.70%, 1/23/2025	Ba3		100,000	97,875
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. (United States)[3], 5.50%, 9/15/2024	Ba3		130,000	132,600

				4,828,765

Total Energy				5,049,378

Financials - 5.0%
Banks - 2.8%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa		1,000,000	983,046
Banco Santander S.A. (Spain)[6], 4.00%, 4/7/2020	Aa1	EUR	100,000	125,506
Bank of America Corp. (United States), 4.00%, 1/22/2025	Baa2		1,000,000	987,152
BNP Paribas Home Loan Covered Bonds S.A. (France)[6], 3.75%, 4/20/2020	AAA[7]	EUR	50,000	62,689
Citigroup, Inc. (United States), 8.125%, 7/15/2039	Baa1		660,000	928,373
JPMorgan Chase & Co. (United States), 6.30%, 4/23/2019	A3		935,000	961,301
Popular, Inc. (United States), 7.00%, 7/1/2019	B2		135,000	137,025
Santander Holdings USA, Inc. (United States), 3.40%, 1/18/2023	Baa3		685,000	661,378

				4,846,470

Capital Markets - 0.6%
Morgan Stanley (United States)[8], (3 mo. LIBOR US + 1.220%), 3.583%, 5/8/2024	A3		975,000	984,750

Consumer Finance - 0.0%##
Ally Financial, Inc. (United States), 3.50%, 1/27/2019	Ba3		90,000	89,888

The accompanying notes are an integral part of the financial statements.

4

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.7%
Aircastle Ltd. (United States), 6.25%, 12/1/2019	Ba1		55,000	$56,888
International Lease Finance Corp. (United States), 6.25%, 5/15/2019	Baa3		640,000	656,174
LPL Holdings, Inc. (United States)[3], 5.75%, 9/15/2025	B2		85,000	82,663
Navient Corp. (United States), 7.25%, 9/25/2023	Ba3		80,000	83,800
Oxford Finance, LLC - Oxford Finance Co. - Issuer II, Inc. (United States)[3], 6.375%, 12/15/2022	Ba3		130,000	131,950
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3		140,000	132,972

				1,144,447

Insurance - 0.9%
Assured Guaranty US Holdings, Inc. (United States), 5.00%, 7/1/2024	Baa2		925,000	966,611
Prudential Financial, Inc. (United States)[9], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2		620,000	654,875

				1,621,486

Thrifts & Mortgage Finance - 0.0%##
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States)[3], 5.875%, 8/1/2021	Ba3		85,000	86,866

Total Financials				8,773,907

Health Care - 1.6%
Biotechnology - 0.0%##
AMAG Pharmaceuticals, Inc. (United States)[3], 7.875%, 9/1/2023	Ba3		100,000	106,063

Health Care Providers & Services - 1.6%
DaVita, Inc. (United States), 5.00%, 5/1/2025	Ba3		130,000	122,363
FMC Finance VIII S.A. (Germany)[3,6], 6.50%, 9/15/2018	Baa3	EUR	1,540,000	1,821,434
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 6.50%, 9/15/2018	Baa3		655,000	659,326
Ortho-Clinical Diagnostics, Inc. - Ortho-Clinical Diagnostics S.A. (United States)[3], 6.625%, 5/15/2022	Caa2		90,000	87,975
Tenet Healthcare Corp. (United States), 6.00%, 10/1/2020	Ba3		55,000	56,512

				2,747,610

Total Health Care				2,853,673

Industrials - 0.8%
Airlines - 0.1%
Allegiant Travel Co. (United States), 5.50%, 7/15/2019	B1		95,000	95,475

Construction & Engineering - 0.1%
Tutor Perini Corp. (United States)[3], 6.875%, 5/1/2025	B1		135,000	135,169

Containers & Packaging - 0.1%
W/S Packaging Holdings, Inc. (United States)[3], 9.00%, 4/15/2023	B3		135,000	136,688

Industrial Conglomerates - 0.1%
LSB Industries, Inc. (United States)[3], 9.625%, 5/1/2023	Caa1		175,000	176,312

The accompanying notes are an integral part of the financial statements.

5

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
CNH Industrial Capital LLC (United States), 3.375%, 7/15/2019	Ba1	600,000	$600,480

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	B3	175,000	172,813

Total Industrials			1,316,937

Information Technology - 1.1%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	1,040,000	969,008
MSCI, Inc. (United States)[3], 5.375%, 5/15/2027	Ba2	90,000	90,000
Tencent Holdings Ltd. (China)[3], 3.595%, 1/19/2028	A1	700,000	662,214

			1,721,222

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	145,000	140,258

Total Information Technology			1,861,480

Materials - 0.8%
Chemicals - 0.2%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3], 8.375%, 12/1/2022	B3	115,000	117,588
OCI N.V. (Netherlands)[3], 6.625%, 4/15/2023	B1	200,000	203,140

			320,728

Metals & Mining - 0.6%
Corp Nacional del Cobre de Chile (Chile)[3], 5.625%, 9/21/2035	A3	575,000	642,676
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	B3	225,000	224,156
Northwest Acquisitions ULC - Dominion Finco, Inc. (United States)[3], 7.125%, 11/1/2022	Ba3	220,000	219,450

			1,086,282

Total Materials			1,407,010

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.1%
iStar, Inc. (United States), 5.25%, 9/15/2022	B1	135,000	130,697

Real Estate Management & Development - 0.4%
American Homes 4 Rent LP (United States), 4.25%, 2/15/2028	Baa3	690,000	660,791
Greystar Real Estate Partners, LLC (United States)[3], 5.75%, 12/1/2025	B1	135,000	130,950

			791,741

Total Real Estate			922,438

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. (United States), 4.25%, 3/1/2027	Baa2	690,000	675,313

The accompanying notes are an integral part of the financial statements.

6

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (United States), 5.50%, 3/16/2047	Baa1		905,000	$948,314

				1,623,627

Wireless Telecommunication Services - 0.2%
Hughes Satellite Systems Corp. (United States), 5.25%, 8/1/2026	Ba2		230,000	215,625
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba3		135,000	132,638
Sprint Communications, Inc. (United States)[3], 9.00%, 11/15/2018	B1		40,000	40,800

				389,063

Total Telecommunication Services				2,012,690

TOTAL CORPORATE BONDS
(Identified Cost $28,777,419)				27,906,439

ASSET-BACKED SECURITIES - 1.8%

BMW Vehicle Owner Trust, Series 2016-A, Class A3 (United States), 1.16%, 11/25/2020	Aaa		421,832	418,129
CarMax Auto Owner Trust, Series 2016-4, Class A2 (United States), 1.21%, 11/15/2019	Aaa		45,898	45,856
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (United States) [3], 1.99%, 5/15/2029	Aaa		214,925	212,727
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2 (United States), 1.04%, 4/18/2019	AAA	[7]	25,583	25,564
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 (United States), 1.35%, 8/15/2019	Aaa		351,020	349,963
Navient Student Loan Trust, Series 2016-3A, Class A1 (United States)[3,8], (1 mo. LIBOR US + 0.600%), 2.691%, 6/25/2065	AAA	[7]	39,548	39,565
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A (United States)[3], 1.75%, 7/25/2040	AAA	[7]	241,833	239,741
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX (United States)[3], 2.05%, 1/25/2041	Aaa		119,863	118,804
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX (United States)[3], 2.84%, 1/25/2041	Aaa		150,000	146,448
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A (United States)[3], 2.39%, 2/25/2042	Aaa		434,849	432,198
South Carolina Student Loan Corp., Series 2005, Class A3 (United States)[8], (3 mo. LIBOR US + 0.140%), 2.44%, 12/1/2023	Aaa		88,568	88,533
Tesla Auto Lease Trust, Series 2018-A (United States) [3], 2.32%, 12/20/2019	Aaa		239,508	238,724
Tricon American Homes Trust, Series 2016-SFR1, Class A (United States)[3], 2.589%, 11/17/2033	Aaa		399,097	386,221

The accompanying notes are an integral part of the financial statements.

7

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]			PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2017-SFR2, Class A (United States)[3], 2.928%, 1/17/2036	Aaa			500,000	$481,604

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,269,528)					3,224,077

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa			74,696	74,722
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.514%, 10/25/2021	Aaa			3,887,249	158,113
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[10], 3.32%, 2/25/2023	Aaa			860,000	868,772
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.201%, 4/25/2023	Aaa			22,173,680	188,984
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[10], 1.542%, 10/25/2018	Aaa			5,440,023	8,257
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa			490,094	502,142
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa			98,931	102,745
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5 (United States)[3,10], 3.50%, 8/25/2047	Aaa			198,606	196,263
JP Morgan Mortgage Trust, Series 2017-6, Class A3 (United States) [3,10], 3.50%, 12/25/2048	Aaa			472,987	463,675
JP Morgan Mortgage Trust, Series 2017-6, Class A5 (United States) [3,10], 3.50%, 12/25/2048	Aaa			466,233	460,442
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1 (United States)[3,10], 3.75%, 8/25/2055	Aaa			131,746	132,014
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1 (United States)[3,10], 3.75%, 11/25/2056	AAA	[7]		173,630	173,794
SBA Small Business Investment Companies, Series 2015-10A, Class 1 (United States), 2.517%, 3/10/2025	Aaa			216,126	210,888
Towd Point Mortgage Trust, Series 2016-5, Class A1 (United States)[3,10], 2.50%, 10/25/2056	Aaa			323,711	316,131

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $3,789,760)					3,856,942

FOREIGN GOVERNMENT BONDS - 40.3%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	463,399
Australia Government Bond (Australia), 3.25%, 4/21/2025	Aaa		AUD	1,700,000	1,318,391
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2		BRL	1,500,000	364,097
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			600,000	567,000
Bundesrepublik Deutschland (Germany)[6], 1.50%, 9/4/2022	Aaa		EUR	3,000,000	3,786,794
Bundesrepublik Deutschland (Germany)[6], 1.00%, 8/15/2024	Aaa		EUR	4,775,000	5,961,247
Bundesrepublik Deutschland (Germany), 0.50%, 8/15/2027	Aaa		EUR	1,500,000	1,791,735
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	1,911,162
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	1,952,725
The accompanying notes are an integral part of the financial statements.

8

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	CREDIT RATING[1]			PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Chile Government Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	$1,110,870
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,472,561
French Republic Government Bond OAT (France)[6], 0.00%, 5/25/2022	Aa2		EUR	5,300,000	6,265,749
French Republic Government Bond OAT (France)[6], 0.25%, 11/25/2026	Aa2		EUR	6,050,000	6,981,730
Ireland Government Bond (Ireland)[6], 0.80%, 3/15/2022	A2		EUR	2,000,000	2,424,589
Ireland Government Bond (Ireland)[6], 3.90%, 3/20/2023	A2		EUR	750,000	1,040,485
Italy Buoni Poliennali Del Tesoro (Italy), 0.35%, 6/15/2020	Baa2		EUR	800,000	927,576
Italy Buoni Poliennali Del Tesoro (Italy)[6], 1.45%, 9/15/2022	Baa2		EUR	500,000	580,617
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	975,000	1,082,443
Japan Government Two Year Bond (Japan)[6], 0.10%, 10/15/2018	A1		JPY	150,000,000	1,355,724
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			2,200,000	2,156,075
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	2,910,228
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	71,000,000	3,460,938
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,091,103
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	330,494
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,334,651
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa1		EUR	2,005,000	2,887,560
Spain Government Bond (Spain)[3,6], 1.60%, 4/30/2025	Baa1		EUR	2,200,000	2,709,342
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,966,800
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa2		GBP	2,800,000	3,822,784
United Kingdom Gilt (United Kingdom), 1.25%, 7/22/2027	WR	[4]	GBP	2,200,000	2,883,500

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $74,729,752)					70,912,369

U.S. TREASURY SECURITIES - 23.4%

U.S. Treasury Bonds - 9.3%
U.S. Treasury Bond, 6.25%, 5/15/2030				2,600,000	3,479,430
U.S. Treasury Bond, 4.75%, 2/15/2037				1,400,000	1,774,336
U.S. Treasury Bond, 2.50%, 2/15/2045				4,075,000	3,715,413
U.S. Treasury Bond, 3.00%, 5/15/2047				5,992,000	6,009,555
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042				1,446,984	1,412,720

Total U.S. Treasury Bonds
(Identified Cost $16,708,163)					16,391,454

U.S. Treasury Notes - 14.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020				984,290	973,794
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023				1,351,385	1,321,061
U.S. Treasury Note, 1.375%, 4/30/2020				7,910,000	7,748,092
U.S. Treasury Note, 1.125%, 7/31/2021				3,750,000	3,583,301
U.S. Treasury Note, 1.75%, 4/30/2022				4,220,000	4,075,762
U.S. Treasury Note, 1.625%, 4/30/2023				1,870,000	1,776,646
U.S. Treasury Note, 1.625%, 5/15/2026				1,925,000	1,760,849

The accompanying notes are an integral part of the financial statements.

9

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	PRINCIPAL AMOUNT2 / SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.375%, 5/15/2027	3,612,000	$3,478,384

Total U.S. Treasury Notes
(Identified Cost $25,462,638)		24,717,889

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $42,170,801)		41,109,343

U.S. GOVERNMENT AGENCIES - 6.6%

Mortgage-Backed Securities - 2.0%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	515,192	532,986
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	572,759	621,843
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	763,798	772,907
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	799,754	808,840
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	786,743	850,766

Total Mortgage-Backed Securities
(Identified Cost $3,604,163)		3,587,342

Other Agencies - 4.6%
Fannie Mae, 2.625%, 9/6/2024	6,979,000	6,862,765
Freddie Mac, 2.375%, 1/13/2022	1,218,000	1,202,013

Total Other Agencies
(Identified Cost $8,595,241)		8,064,778

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $12,199,404)		11,652,120

SHORT-TERM INVESTMENT - 6.5%

Dreyfus Government Cash Management, Institutional Shares[11], 1.81%,
(Identified Cost $11,380,721)	11,380,721	11,380,721

TOTAL INVESTMENTS - 96.7%
(Identified Cost $176,317,385)		170,042,011
OTHER ASSETS, LESS LIABILITIES - 3.3%		5,715,721

NET ASSETS - 100%		$175,757,732

The accompanying notes are an integral part of the financial statements.

10

Global Fixed Income Series

Investment Portfolio - June 30, 2018

(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2018[12]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
07/25/2018	EUR 18,000,000	$20,914,200	$21,061,352	$(147,152)
10/15/2018	JPY150,000,000	1,369,863	1,365,404	4,459

NET UNREALIZED DEPRECIATION				$(142,693)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

SGD - Singapore Dollar

## Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $20,313,984 or 11.6% of the Series’ net assets as of June 30, 2018 (see Note 2 to the financial statements).

4Credit rating has been withdrawn. As of June 30, 2018, there is no rating available (unaudited).

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

7Credit ratings from S&P (unaudited).

8Floating rate security. Rate shown is the rate in effect as of June 30, 2018.

9Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2018.

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2018.

11Rate shown is the current yield as of June 30, 2018.

12The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country (based on country of risk): United States 45.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

11

Global Fixed Income Series

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $176,317,385) (Note 2)	$170,042,011
Cash	26,438
Foreign currency, at value (cost $5,173,542)	4,962,736
Interest receivable	1,028,885
Receivable for fund shares sold	50,901
Unrealized appreciation on forward foreign currency exchange contracts (Note 2)	4,459
Prepaid expenses	20,387

TOTAL ASSETS	176,135,817

LIABILITIES:

Accrued management fees (Note 3)	80,918
Accrued fund accounting and administration fees (Note 3)	32,428
Accrued shareholder services fees (Class S) (Note 3)	20,887
Accrued Chief Compliance Officer service fees (Note 3)	260
Accrued Directors’ fees (Note 3)	196
Unrealized depreciation on forward foreign currency exchange contracts (Note 2)	147,152
Payable for fund shares repurchased	52,668
Audit fees payable	24,181
Other payables and accrued expenses	19,395

TOTAL LIABILITIES	378,085

TOTAL NET ASSETS	$175,757,732

NET ASSETS CONSIST OF:

Capital stock	$184,000
Additional paid-in-capital	185,490,994
Undistributed net investment income	486,127
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(3,765,737)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(6,637,652)

TOTAL NET ASSETS	$175,757,732

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($169,840,199/ 17,783,767 shares)	$9.55

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($5,917,533/616,253 shares)	$9.60

The accompanying notes are an integral part of the financial statements.

12

Global Fixed Income Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Interest	$2,053,625
Dividends	56,000

Total Investment Income	2,109,625

EXPENSES:

Management fees (Note 3)	532,531
Shareholder services fees (Class S) (Note 3)	128,697
Fund accounting and administration fees (Note 3)	44,495
Directors’ fees (Note 3)	6,757
Chief Compliance Officer service fees (Note 3)	2,147
Custodian fees	2,386
Miscellaneous	61,490

Total Expenses	778,503
Less reduction of expenses (Note 3)	(28,520)

Net Expenses	749,983

NET INVESTMENT INCOME	1,359,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(981,416)
Forward foreign currency exchange contracts	554,576
Foreign currency and translation of other assets and liabilities	181,771

(245,069)

Net change in unrealized appreciation (depreciation) on-
Investments	(3,339,569)
Forward foreign currency exchange contracts	49,775
Foreign currency and translation of other assets and liabilities	(237,328)

(3,527,122)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(3,772,191)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,412,549)

The accompanying notes are an integral part of the financial statements.

13

Global Fixed Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,359,642	$2,970,294
Net realized gain (loss) on investments and foreign currency	(245,069)	(4,951,203)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,527,122)	13,094,941

Net increase (decrease) from operations	(2,412,549)	11,114,032

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(3,997,961)	(14,918,285)

Net decrease in net assets	(6,410,510)	(3,804,253)

NET ASSETS:

Beginning of period	182,168,242	185,972,495

End of period (including undistributed net investment income of $486,127 and accumulated net investment loss of $873,515, respectively)	$175,757,732	$182,168,242

The accompanying notes are an integral part of the financial statements.

14

Global Fixed Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED				FOR THE PERIOD 4/1/13[1] TO 12/31/13
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.68		$9.11	$9.11	$9.68	$9.92	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07		0.15	0.19	0.23	0.22	0.16
Net realized and unrealized gain (loss) on investments	(0.20)		0.42	(0.19)	(0.77)	(0.18)	(0.16)

Total from investment operations	(0.13)		0.57	—	(0.54)	0.04	0.00

Less distributions to shareholders:
From net investment income	—		—	—	— [3]	(0.24)	(0.08)
From net realized gain on investments	—		—	—	—	(0.04)	—	[3]
From return of capital	—		—	—	(0.03)	—	—

Total distributions to shareholders	—		—	—	(0.03)	(0.28)	(0.08)

Net asset value - End of period	$9.55		$9.68	$9.11	$9.11	$9.68	$9.92

Net assets - End of period (000’s omitted)	$169,840		$176,175	$179,435	$144,233	$208,842	$196,860

Total return[4]	(1.34%	)	6.26%	0.00%	(5.68% )	0.42%	0.07%
Ratios (to average net assets)/Supplemental
Data:
Expenses*	0.85%	[5]	0.85%	0.85%	0.85%	0.85%	0.85%	[5]
Net investment income	1.53%	[5]	1.61%	2.04%	2.43%	2.16%	2.16%	[5]
Portfolio turnover	18%		34%	46%	54%	40%	51%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	[5]	0.04%	0.03%	0.02%	0.01%	0.00%	[5,6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $0.01.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

5 Annualized.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

15

Global Fixed Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.73		$9.14	$9.13	$9.69	$9.93	$10.09

Income (loss) from investment operations:
Net investment income[1]	0.08		0.17	0.23	0.24	0.23	0.23
Net realized and unrealized loss on investments	(0.21)		0.42	(0.22)	(0.77)	(0.17)	(0.26)

Total from investment operations	(0.13)		0.59	0.01	(0.53)	0.06	(0.03)

Less distributions to shareholders:
From net investment income	—		—	—	— [2]	(0.26)	(0.13)
From net realized gain on investments	—		—	—	—	(0.04)	— [2]
From return of capital	—		—	—	(0.03)	—	—

Total distributions to shareholders	—		—	—	(0.03)	(0.30)	(0.13)

Net asset value - End of period	$9.60		$9.73	$9.14	$9.13	$9.69	$9.93

Net assets - End of period (000’s omitted)	$5,918		$5,994	$6,537	$72,372	$46,875	$35,190

Total return[3]	(1.34%	)	6.46%	0.11%	(5.45% )	0.57%	(0.32% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.68%	[4]	1.76%	2.43%	2.56%	2.31%	2.32%
Portfolio turnover	18%		34%	46%	54%	40%	51%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.03%	[4]	0.04%	0.03%	0.02%	0.02%	0.11%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

16

Global Fixed Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Global Fixed Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million each have been designated as Global Fixed Income Series Class S common stock and Global Fixed Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are

17

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$52,761,463	$—	$52,761,463	$—
Corporate debt:
Consumer Discretionary	3,494,601	—	3,494,601	—
Consumer Staples	214,325	—	214,325	—
Energy	5,049,378	—	5,049,378	—
Financials	8,773,907	—	8,773,907	—
Health Care	2,853,673	—	2,853,673	—
Industrials	1,316,937	—	1,316,937	—
Information Technology	1,861,480	—	1,861,480	—
Materials	1,407,010	—	1,407,010	—
Real Estate	922,438	—	922,438	—
Telecommunication Services	2,012,690	—	2,012,690	—
Asset-backed securities	3,224,077	—	3,224,077	—
Commercial mortgage-backed securities	3,856,942	—	3,856,942	—
Foreign government bonds	70,912,369	—	70,912,369	—
Mutual fund	11,380,721	11,380,721	—	—
Other financial instruments*:
Foreign currency exchange contracts	4,459	—	4,459	—

Total assets	$170,046,470	$11,380,721	$158,665,749	$—

18

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Foreign currency exchange contracts	$(147,152)	$—	$(147,152)	$—

Total liabilities	(147,152)	—	(147,152)	—

Total	$169,899,318	$11,380,721	$158,518,597	$—

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

*Other financial instruments are forwards (Level 2). Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

New Accounting Guidance

In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

19

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). The average month-end balances for the six months ended June 30, 2018, the period in which forward foreign currency exchange contracts were outstanding, as measured in terms of the notional amount, was approximately $22,802,466.

The following table presents the present value of derivatives held at June 30, 2018 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$4,459
Derivative	Liabilities Location
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	$(147,152)

STATEMENT OF OPERATIONS
Derivative	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$554,576
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Forward foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$49,775

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such

20

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2018.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2018.

21

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series as of June 30, 2018.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

22

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor waived fees of $28,520 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

23

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $19,209,252 and $33,969,432, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $10,652,697 and $5,630,547, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Global Fixed Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	460,189	$ 4,440,961	1,365,879	$ 12,974,023
Repurchased	(875,641)	(8,438,922)	(2,856,457)	(26,937,568)

Total	(415,452)	$ (3,997,961)	(1,490,578)	$ (13,963,545)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$ —	24,729	$ 240,555
Repurchased	—	—	(123,481)	(1,195,295)

Total	—	$ —	(98,752)	$ (954,740)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. At June 30, 2018, the Series invested in forward foreign currency exchange contracts (foreign currency exchange risk).

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. There were no distributions paid for the year ended December 31, 2017.

24

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$176,317,385
Unrealized appreciation	2,733,248
Unrealized depreciation	(9,151,315)

Net unrealized depreciation	$(6,418,067)

Qualified late-year losses[1]	$858,928

1 The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2018.

As of December 31, 2017, the Series had net short-term capital loss carryforwards of $1,519,089 and net long-term capital loss carryforwards of $2,208,633, which may be carried forward indefinitely.

25

Global Fixed Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNGFI-6/18-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2018

www.manning-napier.com

EQUITY INCOME SERIES

Equity Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2018 to June 30, 2018).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/18	ENDING ACCOUNT VALUE 6/30/18	EXPENSES PAID DURING PERIOD* 1/1/18-6/30/18	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 990.09	$4.69	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000.00	$ 991.81	$3.70	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Income Series

Portfolio Composition as of June 30, 2018

(unaudited)

2

Equity Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 5.7%
Household Durables - 0.9%
Newell Brands, Inc.	27,990	$721,862

Multiline Retail - 2.0%
Dollar General Corp.	15,855	1,563,303

Specialty Retail - 2.3%
Dick’s Sporting Goods, Inc.	19,385	683,321
O’Reilly Automotive, Inc.*	4,110	1,124,373

		1,807,694

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. - Class B	5,555	442,622

Total Consumer Discretionary		4,535,481

Consumer Staples - 5.3%
Beverages - 3.1%
Diageo plc (United Kingdom)[1]	33,025	1,186,452
Molson Coors Brewing Co. - Class B	6,395	435,116
PepsiCo, Inc.	7,860	855,718

		2,477,286

Food Products - 2.2%
J&J Snack Foods Corp.	6,250	952,937
Mondelez International, Inc. -
Class A	18,895	774,695

		1,727,632

Total Consumer Staples		4,204,918

Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
BP plc - ADR (United Kingdom)	41,860	1,911,328
Chevron Corp.	11,035	1,395,155
Exxon Mobil Corp.	42,080	3,481,278
Hess Corp.	16,930	1,132,448
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	1,009,108
TOTAL S.A. (France)[1]	10,920	663,126

Total Energy		9,592,443

Financials - 21.5%
Banks - 15.4%
Bank of America Corp.	86,120	2,427,723
BankUnited, Inc.	11,395	465,486
Citigroup, Inc.	31,300	2,094,596
Fifth Third Bancorp	16,260	466,662
Huntington Bancshares, Inc.	29,815	440,069
JPMorgan Chase & Co.	23,285	2,426,297

The accompanying notes are an integral part of the financial statements.

3

Equity Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
KeyCorp.	43,475	$849,502
The PNC Financial Services Group, Inc.	3,265	441,102
Regions Financial Corp.	27,475	488,506
SunTrust Banks, Inc.	7,005	462,470
Wells Fargo & Co.	30,110	1,669,298

		12,231,711

Capital Markets - 2.0%
Apollo Global Management, LLC - Class A	18,980	604,893
Ares Management LP	18,935	391,954
The Blackstone Group LP	18,620	599,005

		1,595,852

Insurance - 4.1%
The Allstate Corp.	4,315	393,829
American International Group, Inc.	6,655	352,848
Arthur J Gallagher & Co.	6,820	445,210
Chubb Ltd.	4,410	560,158
Lincoln National Corp.	5,755	358,249
Old Republic International Corp.	20,890	415,920
Principal Financial Group, Inc.	6,370	337,292
Willis Towers Watson plc	2,830	429,028

		3,292,534

Total Financials		17,120,097

Health Care - 10.3%
Pharmaceuticals - 10.3%
AstraZeneca plc (United Kingdom)[1]	12,545	867,701
Bristol-Myers Squibb Co.	20,930	1,158,266
Eli Lilly & Co.	10,285	877,619
Johnson & Johnson	15,465	1,876,523
Merck & Co., Inc.	25,920	1,573,344
Novartis AG - ADR (Switzerland)	10,190	769,754
Sanofi (France)[1]	12,955	1,039,763

Total Health Care		8,162,970

Industrials - 9.5%
Airlines - 1.5%
Delta Air Lines, Inc.	12,640	626,186
Southwest Airlines Co.	11,545	587,410

		1,213,596

Commercial Services & Supplies - 2.8%
Covanta Holding Corp.	62,950	1,038,675

The accompanying notes are an integral part of the financial statements.

4

Equity Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	14,870	$1,209,525

		2,248,200

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	18,690	856,002
Industrial Conglomerates - 1.1%
3M Co.	3,480	684,586
General Electric Co.	12,575	171,146

		855,732

Machinery - 1.4%
Mueller Water Products, Inc. - Class A	99,760	1,169,187

Road & Rail - 1.6%
Kansas City Southern	11,845	1,255,096

Total Industrials		7,597,813

Information Technology - 10.7%
Semiconductors & Semiconductor Equipment - 6.6%
Intel Corp.	45,810	2,277,215
Skyworks Solutions, Inc.	13,395	1,294,627
Texas Instruments, Inc.	15,300	1,686,825

		5,258,667

Software - 2.1%
Microsoft Corp.	17,025	1,678,835

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	8,485	1,570,658

Total Information Technology		8,508,160

Materials - 10.1%
Chemicals - 4.4%
DowDuPont, Inc.	23,621	1,557,096
FMC Corp.	15,180	1,354,208
RPM International, Inc.	10,745	626,648

		3,537,952

Containers & Packaging - 5.7%
Graphic Packaging Holding Co.	100,675	1,460,794
Sealed Air Corp.	39,830	1,690,784
Sonoco Products Co.	25,990	1,364,475

		4,516,053

Total Materials		8,054,005

The accompanying notes are an integral part of the financial statements.

5

Equity Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate - 9.1%
Equity Real Estate Investment Trusts (REITS) - 9.1%
CatchMark Timber Trust, Inc. -
Class A	92,670	$1,179,689
Colony Capital, Inc.	76,790	479,170
Community Healthcare Trust, Inc.	25,090	749,438
CoreCivic, Inc.	27,285	651,839
Crown Castle International Corp.	10,100	1,088,982
Digital Realty Trust, Inc.	4,140	461,941
Equinix, Inc.	1,585	681,376
Jernigan Capital, Inc.	22,315	425,324
Lamar Advertising Co. - Class A	5,145	351,455
Outfront Media, Inc.	14,809	288,035
STAG Industrial, Inc.	14,905	405,863
Weyerhaeuser Co.	12,695	462,859

Total Real Estate		7,225,971

Utilities - 3.6%
Electric Utilities - 0.6%
Exelon Corp.	11,800	502,680

Independent Power and Renewable Electricity Producers - 2.0%
Boralex, Inc. - Class A (Canada)	22,540	361,079
Innergex Renewable Energy, Inc. (Canada)	37,355	392,403
Northland Power, Inc. (Canada)	22,165	413,577
Pattern Energy Group, Inc. -
Class A	21,310	399,562

		1,566,621

Multi-Utilities - 1.0%
CMS Energy Corp.	16,780	793,358

Total Utilities		2,862,659

TOTAL COMMON STOCKS
(Identified Cost $67,113,981)		77,864,517

MUTUAL FUND - 1.4%

iShares Russell 1000 Value ETF
(Identified Cost $1,087,905)	9,025	1,095,455

The accompanying notes are an integral part of the financial statements.

6

Equity Income Series

Investment Portfolio - June 30, 2018

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.8%
Dreyfus Government Cash Management, Institutional Shares[2], 1.81% (Identified Cost $ 599,734)	599,734	$599,734

TOTAL INVESTMENTS - 100.0%
(Identified Cost $ 68,801,620)		79,559,706

OTHER ASSETS, LESS LIABILITIES - 0.0%##		13,280

NET ASSETS - 100%		$79,572,986

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

## Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2018.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Equity Income Series

Statement of Assets & Liabilities

June 30, 2018 (unaudited)

ASSETS:

Investments, at value (identified cost $68,801,620) (Note 2)	$79,559,706
Foreign currency (identified cost $6,649)	6,721
Receivable for fund shares sold	40
Dividends receivable	110,372
Foreign tax reclaims receivable	14,274
Prepaid expenses	16,595

TOTAL ASSETS	79,707,708

LIABILITIES:

Accrued management fees (Note 3)	35,952
Accrued fund accounting and administration fees (Note 3)	12,465
Accrued shareholder services fees (Class S) (Note 3)	3,554
Accrued Chief Compliance Officer service fees (Note 3)	258
Payable for fund shares repurchased	57,164
Audit fees payable	22,080
Other payables and accrued expenses	3,249

TOTAL LIABILITIES	134,722

TOTAL NET ASSETS	$79,572,986

NET ASSETS CONSIST OF:

Capital stock	$66,711
Additional paid-in-capital	68,083,339
Undistributed net investment income	179,555
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	485,085
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	10,758,296

TOTAL NET ASSETS	$79,572,986

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($21,419,517/ 1,796,299 shares)	$11.92

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($58,153,469/ 4,874,798 shares)	$11.93

The accompanying notes are an integral part of the financial statements.

8

Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $16,023)	$1,099,437

EXPENSES:

Management fees (Note 3)	264,392
Fund accounting and administration fees (Note 3)	24,314
Shareholder services fees (Class S) (Note 3)	22,467
Directors’ fees (Note 3)	2,824
Chief Compliance Officer service fees (Note 3)	2,146
Audit fees	18,670
Custodian fees	2,481
Miscellaneous	25,267

Total Expenses	362,561
Less reduction of expenses (Note 3)	(35,026)

Net Expenses	327,535

NET INVESTMENT INCOME	771,902

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	823,666
Foreign currency and translation of other assets and liabilities	138

823,804

Net change in unrealized appreciation (depreciation) on-
Investments	(2,458,573)
Foreign currency and translation of other assets and liabilities	(223)

(2,458,796)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(1,634,992)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(863,090)

The accompanying notes are an integral part of the financial statements.

9

Equity Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/18 (UNAUDITED)	FOR THE YEAR ENDED 12/31/17
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$771,902	$1,443,393
Net realized gain (loss) on investments and foreign currency	823,804	2,084,979
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,458,796)	8,208,446

Net increase (decrease) from operations	(863,090)	11,736,818

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(145,610)	(463,860)
From net investment income (Class I)	(446,737)	(1,162,883)
From net realized gain on investments (Class S)	—	(575,924)
From net realized gain on investments (Class I)	—	(1,363,628)

Total distributions to shareholders	(592,347)	(3,566,295)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(7,409,224)	5,511,516

Net increase (decrease) in net assets	(8,864,661)	13,682,039

NET ASSETS:

Beginning of period	88,437,647	74,755,608

End of period (including undistributed net investment income of $179,555 and $ 0, respectively)	$79,572,986	$88,437,647

The accompanying notes are an integral part of the financial statements.

10

Equity Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.12		$10.96	$10.13	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.10		0.19	0.22	0.20	0.29 [2]
Net realized and unrealized gain (loss) on investments	(0.22)		1.46	1.27	(0.54)	0.86

Total from investment operations	(0.12)		1.65	1.49	(0.34)	1.15

Less distributions to shareholders:
From net investment income	(0.08)		(0.21)	(0.24)	(0.22)	(0.23)
From net realized gain on investments	—		(0.28)	(0.42)	(0.09)	(0.14)

Total distributions to shareholders	(0.08)		(0.49)	(0.66)	(0.31)	(0.37)

Net asset value - End of period	$11.92		$12.12	$10.96	$10.13	$10.78

Net assets - End of period (000’s omitted)	$21,420		$26,067	$25,592	$24,584	$24,178

Total return[3]	(0.99%	)	15.19%	14.82%	(3.20% )	11.63%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.95%	[4]	0.95%	0.95%	0.95%	0.95%
Net investment income	1.72%	[4]	1.63%	2.04%	1.92%	2.68% [2]
Portfolio turnover	18%		52%	45%	58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.09%	[4]	0.09%	0.10%	0.12%	0.33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 2.07%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/18 (UNAUDITED)		12/31/17	12/31/16	12/31/15	12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.12		$10.97	$10.13	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.12		0.21	0.24	0.23	0.30 [2]
Net realized and unrealized gain (loss) on investments	(0.22)		1.46	1.29	(0.55)	0.87

Total from investment operations	(0.10)		1.67	1.53	(0.32)	1.17

Less distributions to shareholders:
From net investment income	(0.09)		(0.24)	(0.27)	(0.24)	(0.25)
From net realized gain on investments	—		(0.28)	(0.42)	(0.09)	(0.14)

Total distributions to shareholders	(0.09)		(0.52)	(0.69)	(0.33)	(0.39)

Net asset value - End of period	$11.93		$12.12	$10.97	$10.13	$10.78

Net assets - End of period (000’s omitted)	$58,153		$62,371	$49,164	$51,763	$38,506

Total return[3]	(0.82%	)	15.31%	15.13%	(3.00% )	11.79%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.75%	0.75%
Net investment income	1.97%	[4]	1.84%	2.22%	2.16%	2.82% [2]
Portfolio turnover	18%		52%	45%	58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.09%	[4]	0.09%	0.10%	0.11%	0.30%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.24 and the net investment income ratio would have been 2.19%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Income Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2018, 10.9 billion shares have been designated in total among 38 series, of which 100 million each have been designated as Equity Income Series Class S common stock and Equity Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

13

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,535,481	$4,535,481	$—	$—
Consumer Staples	4,204,918	3,018,466	1,186,452	—
Energy	9,592,443	8,929,317	663,126	—
Financials	17,120,097	17,120,097	—	—
Health Care	8,162,970	6,255,506	1,907,464	—
Industrials	7,597,813	7,597,813	—	—
Information Technology	8,508,160	8,508,160	—	—
Materials	8,054,005	8,054,005	—	—
Real Estate	7,225,971	7,225,971	—	—
Utilities	2,862,659	2,862,659	—	—
Mutual funds	1,695,189	1,695,189	—	—

Total assets	$79,559,706	$75,802,664	$3,757,042	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2017 or June 30, 2018.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2018.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

14

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2018, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2014 through December 31, 2017. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

15

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.65% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for each role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2019, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of a Class’s Shareholder Services Fee, at no more than 0.75% of average daily net assets. Accordingly, the Advisor waived fees of $35,026 for the six months ended June 30, 2018, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

16

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2018, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $14,726,012 and $21,760,561, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	24,080	$287,688	149,479	$1,716,173
Reinvested	11,642	139,603	85,843	1,018,798
Repurchased	(390,016)	(4,569,878)	(418,823)	(4,803,807)

Total	(354,294)	$(4,142,587)	(183,501)	$(2,068,836)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/18		FOR THE YEAR ENDED 12/31/17
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	367,000	$4,356,784	1,268,750	$14,551,330
Reinvested	25,759	308,884	163,745	1,945,549
Repurchased	(662,003)	(7,932,305)	(771,110)	(8,916,527)

Total	(269,244)	$(3,266,637)	661,385	$7,580,352

Approximately 86% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series at June 30, 2018.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

17

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Ordinary income	$1,852,762
Long-term capital gains	$1,713,533

At June 30, 2018, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$69,067,263
Unrealized appreciation	12,356,888
Unrealized depreciation	(1,864,445)

Net unrealized appreciation	$10,492,443

Qualified late-year losses[1]	$39,651

1 The Series has elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2018.

18

Equity Income Series

Results of Special Meeting of Shareholders

(unaudited)

A Special Meeting of the Class S Shareholders of the Series was held on May 25, 2018. The number of votes necessary to conduct the meeting and approve the proposal was obtained, and the results of the vote of shareholders of Class S of the Series is listed below:

Proposal 1: To approve the adoption of a Rule 12b-1 Distribution and Shareholder Services Plan for the Class S Shares of the Series.

For	1,750,443
Against	10,453
Abstain	1,578

19

{This page intentionally left blank}

20

{This page intentionally left blank}

21

Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEIN-6/18-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the registrant’s last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed”

for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca

Michele T. Mosca

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: August 24, 2018

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: August 24, 2018